JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.7%
U.S. Treasury Bonds
3.50%, 2/15/2039	134,436	129,931
4.25%, 5/15/2039	55,245	58,266
3.88%, 8/15/2040	54,475	54,511
1.88%, 2/15/2041	282,192	205,637
2.25%, 5/15/2041	207,900	160,781
1.75%, 8/15/2041	283,595	200,034
2.00%, 11/15/2041	114,825	84,378
2.38%, 2/15/2042	200,455	156,778
3.38%, 8/15/2042	50,000	45,686
2.75%, 11/15/2042	289,890	239,725
4.00%, 11/15/2042	70,000	70,044
3.13%, 2/15/2043	18,180	15,953
3.88%, 2/15/2043	3,905	3,833
3.88%, 5/15/2043	2,650	2,602
3.63%, 8/15/2043	113,140	107,054
3.75%, 11/15/2043	256,218	246,770
3.63%, 2/15/2044	154,280	145,547
3.00%, 11/15/2044	50,821	43,212
2.88%, 8/15/2045	4,490	3,721
2.50%, 2/15/2046	70,000	54,050
2.25%, 8/15/2046	179,932	131,793
3.00%, 2/15/2047	5,431	4,587
3.00%, 2/15/2048	78,220	66,117
3.13%, 5/15/2048	43,243	37,398
2.88%, 5/15/2049	12,946	10,717
2.25%, 8/15/2049	180,150	130,869
2.38%, 11/15/2049	98,830	73,787
2.00%, 2/15/2050	76,853	52,605
1.25%, 5/15/2050	4,667	2,616
1.38%, 8/15/2050	25,855	14,978
1.63%, 11/15/2050	76,730	47,534
1.88%, 2/15/2051	204,145	134,848
2.38%, 5/15/2051	166,815	123,958
2.00%, 8/15/2051	144,750	98,447
1.88%, 11/15/2051	200,075	131,643
2.25%, 2/15/2052	165,840	119,612
2.88%, 5/15/2052	131,125	108,578
3.00%, 8/15/2052	219,630	186,660
3.63%, 2/15/2053	40,000	38,419
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,026	3,029
3.63%, 4/15/2028	16,919	18,405
2.50%, 1/15/2029	5,043	5,268
U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,117
2.25%, 11/15/2024	3,021	2,914
2.00%, 2/15/2025	155,000	148,437

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.88%, 4/30/2025	4,925	4,780
2.13%, 5/15/2025	105,395	100,833
2.88%, 5/31/2025	40,158	38,977
2.00%, 8/15/2025	141,304	134,470
2.25%, 11/15/2025	110,049	105,024
4.00%, 12/15/2025	195,000	194,215
0.38%, 1/31/2026	45,675	41,400
0.50%, 2/28/2026	403,160	365,710
2.50%, 2/28/2026	12,550	12,032
0.75%, 4/30/2026	15,670	14,257
0.88%, 6/30/2026	248,957	226,716
0.88%, 9/30/2026	237,283	214,565
2.00%, 11/15/2026	10,000	9,366
1.75%, 12/31/2026	64,262	59,598
1.50%, 1/31/2027	5,196	4,765
2.63%, 5/31/2027	200,000	190,562
2.75%, 7/31/2027	113,240	108,303
3.13%, 8/31/2027	111,315	108,054
0.38%, 9/30/2027	31,575	27,224
4.13%, 10/31/2027	318,905	322,194
1.25%, 3/31/2028	160,035	142,037
1.25%, 4/30/2028	85,520	75,782
2.88%, 5/15/2028	7,030	6,738
1.25%, 6/30/2028	782,087	690,681
1.00%, 7/31/2028	225,000	195,724
1.75%, 1/31/2029	48,420	43,440
1.88%, 2/28/2029	218,300	197,016
2.88%, 4/30/2029	549,000	523,051
3.25%, 6/30/2029	270,000	262,470
3.13%, 8/31/2029	109,865	106,037
3.88%, 9/30/2029	175,000	176,148
4.00%, 10/31/2029	113,000	114,580
1.63%, 5/15/2031	23,990	20,686
1.25%, 8/15/2031	115,000	95,661
1.38%, 11/15/2031	78,783	65,870
1.88%, 2/15/2032	412,700	358,662
2.88%, 5/15/2032	116,650	109,738
2.75%, 8/15/2032	171,000	159,010
4.13%, 11/15/2032	21,000	21,778
U.S. Treasury STRIPS Bonds
2.40%, 2/15/2024 (a)	92,209	88,994
3.10%, 5/15/2024 (a)	67,278	64,197
3.38%, 8/15/2024 (a)	51,591	48,713
8.53%, 11/15/2024 (a)	3,200	2,994
7.32%, 2/15/2025 (a)	6,601	6,121
5.72%, 2/15/2026 (a)	6,700	6,007
5.82%, 5/15/2026 (a)	24,999	22,219
0.68%, 11/15/2026 (a)	10,990	9,600

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.37%, 11/15/2027 (a)	50,000	42,197
1.70%, 8/15/2029 (a)	100,000	79,313
1.83%, 11/15/2030 (a)	100,000	75,829
4.81%, 5/15/2032 (a)	113,297	81,192
3.70%, 8/15/2032 (a)	149,800	106,242
4.02%, 11/15/2032 (a)	122,788	86,200
4.25%, 2/15/2033 (a)	36,300	25,222
4.36%, 5/15/2033 (a)	108,105	74,293
6.28%, 8/15/2033 (a)	24,963	16,979
7.00%, 11/15/2033 (a)	33,709	22,684
Total U.S. Treasury Obligations (Cost $11,558,769)		10,252,999
Corporate Bonds — 22.5%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	879
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	4,890
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	11,900
5.80%, 10/11/2041 (b)	2,500	2,538
3.00%, 9/15/2050 (b)	5,645	3,769
Boeing Co. (The)
4.88%, 5/1/2025	9,325	9,230
2.75%, 2/1/2026	10,982	10,285
2.20%, 2/4/2026	22,360	20,808
3.10%, 5/1/2026	9,560	9,006
5.04%, 5/1/2027	9,155	9,089
5.15%, 5/1/2030	14,590	14,470
3.60%, 5/1/2034	5,076	4,303
5.71%, 5/1/2040	12,565	12,379
5.81%, 5/1/2050	14,000	13,706
L3Harris Technologies, Inc. 4.85%, 4/27/2035	1,918	1,843
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,261
5.75%, 3/15/2033	8,600	8,539
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,751
Raytheon Technologies Corp.
3.20%, 3/15/2024	2,992	2,943
5.15%, 2/27/2033	11,955	12,158
4.50%, 6/1/2042	13,927	12,718
4.15%, 5/15/2045	7,861	6,653
3.75%, 11/1/2046	7,060	5,612
4.35%, 4/15/2047	4,020	3,504
2.82%, 9/1/2051	10,000	6,575
3.03%, 3/15/2052	3,840	2,651
		209,460
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,592

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	8,870	8,136
1.30%, 1/8/2026 (b)	7,365	6,605
1.50%, 6/15/2026 (b)	17,530	15,554
2.38%, 10/15/2027 (b)	9,020	7,944
1.80%, 1/10/2028 (b)	12,950	11,018
Mercedes-Benz Finance North America LLC (Germany) 3.30%, 5/19/2025 (b)	1,200	1,161
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	10,282
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	6,615	5,721
		66,421
Banks — 4.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	13,343
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (c)	1,670	1,631
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,870
2.55%, 2/13/2030 (b)	3,050	2,606
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b) (d)	1,834	1,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (b) (c)	4,560	4,177
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,600	3,553
1.85%, 3/25/2026	20,400	18,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	8,600	7,513
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	13,400	10,569
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (c)	5,215	5,010
4.25%, 10/22/2026	6,055	5,857
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	21,849	21,685
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	5,646
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	8,575
(3-MONTH CME TERM SOFR + 1.51%), 3.71%, 4/24/2028 (c)	10,025	9,423
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	26,190	25,322
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	29,628	27,618
(3-MONTH CME TERM SOFR + 1.04%), 3.42%, 12/20/2028 (c)	49,969	45,951
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	7,135	6,730
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	34,400	34,279
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	19,095	16,351
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	18,937
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	16,135
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	35,000	34,778
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	37,147
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	9,769	9,727
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	29,881
Bank of Montreal (Canada)
5.30%, 6/5/2026	11,390	11,403

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	5,021	4,481
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	25,784
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (b)	23,810	21,110
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	8,500	8,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	8,237
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	12,126	11,254
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	4,819	4,299
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	5,062	4,254
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	10,750
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	11,352
1.00%, 1/20/2026 (b)	20,500	18,349
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	11,406	10,265
3.38%, 12/2/2026	4,230	3,953
(SOFR + 2.10%), 5.97%, 1/18/2027 (b) (c)	17,265	17,244
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	11,811
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	26,000	20,101
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,198
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,097
4.30%, 11/20/2026	6,200	5,983
4.45%, 9/29/2027	1,491	1,433
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	12,240	11,649
6.63%, 1/15/2028	3,363	3,584
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	41,323	38,843
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,328
(3-MONTH CME TERM SOFR + 1.45%), 4.07%, 4/23/2029 (c)	6,399	6,046
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	17,190	13,874
(SOFR + 2.66%), 6.17%, 5/25/2034 (c)	8,441	8,560
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (c)	3,330	2,793
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,336
5.30%, 5/6/2044	698	638
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	4,795	3,319
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	6,915
3.75%, 7/21/2026	8,564	8,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	11,939
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	4,405	4,263
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	15,810	14,611
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	8,688	7,727
2.81%, 1/11/2041 (b)	9,880	6,477
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (b) (c)	4,516	4,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	13,430	13,447

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Discover Bank 4.25%, 3/13/2026	8,109	7,730
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	22,075	19,198
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,215
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	4,932	4,768
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	5,100	4,526
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	17,888	16,878
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	22,382
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	11,355
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	16,472
7.63%, 5/17/2032	4,950	5,273
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	10,541
(SOFR + 2.39%), 6.25%, 3/9/2034 (c)	12,000	12,344
6.10%, 1/14/2042	3,835	4,045
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,453
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	7,925
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,265
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,484
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	15,180	14,501
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	10,852
4.38%, 3/22/2028	6,745	6,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	18,495	18,637
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	15,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	12,864
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.24%, 4/19/2029 (c)	7,475	7,454
2.05%, 7/17/2030	23,420	19,107
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (c)	15,910	16,026
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.41%, 4/19/2034 (c)	15,000	15,068
3.75%, 7/18/2039	10,875	9,151
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b) (d)	5,440	5,367
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	12,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	14,766
3.17%, 9/11/2027	4,000	3,690
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	20,000	20,081
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	9,678
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	26,000	26,426
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b) (d)	10,430	8,134
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	16,395	14,202
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	2,775
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	5,746

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.80%, 4/5/2026	11,867	11,697
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	8,000	8,304
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	2,715	2,722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,067
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	5,794	5,585
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	6,946	6,501
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	14,835	15,133
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	31,620	28,166
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	16,730	16,661
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	22,605	22,860
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	12,849
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	45,711
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	7,200	7,084
4.25%, 4/14/2025 (b)	20,735	19,847
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (b) (c)	5,000	4,641
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	8,995	7,927
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (c)	20,000	20,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	6,681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	20,000	20,164
3.00%, 1/22/2030 (b)	6,844	5,699
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	24,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	5,900	3,866
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	9,000	8,506
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	30,497	27,064
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	2,000	1,834
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b) (d)	1,246	1,228
2.63%, 7/14/2026	6,102	5,643
3.01%, 10/19/2026	2,517	2,347
5.52%, 1/13/2028	23,065	23,433
3.04%, 7/16/2029	25,422	22,426
5.71%, 1/13/2030	23,065	23,650
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	12,065
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	14,000	12,655
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	9,628
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	15,000	13,585
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	5,000	4,755
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,819
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,078
5.38%, 11/2/2043	2,755	2,590
4.65%, 11/4/2044	11,097	9,423
4.40%, 6/14/2046	4,816	3,893

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,416
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	1,757
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	5,855	5,469
3.13%, 11/18/2041 (d)	11,364	7,700
		1,772,452
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	21,807	21,362
4.90%, 2/1/2046	19,194	18,228
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,354
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,578
4.44%, 10/6/2048	28,858	25,925
5.80%, 1/23/2059	605	653
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,248
1.85%, 9/1/2032	11,205	8,760
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,874
4.50%, 5/9/2047	3,680	3,125
5.25%, 11/15/2048	3,091	2,904
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	13,500	12,216
Molson Coors Beverage Co. 4.20%, 7/15/2046	5,000	4,041
		121,268
Biotechnology — 0.6%
AbbVie, Inc.
3.85%, 6/15/2024	3,041	2,997
3.20%, 11/21/2029	27,601	25,052
4.55%, 3/15/2035	3,881	3,699
4.50%, 5/14/2035	15,614	14,814
4.05%, 11/21/2039	33,708	28,909
4.63%, 10/1/2042	9,850	8,748
4.40%, 11/6/2042	12,902	11,326
4.75%, 3/15/2045	7,000	6,335
4.45%, 5/14/2046	2,145	1,849
4.25%, 11/21/2049	10,194	8,634
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,369
5.25%, 3/2/2033	25,060	25,149
3.15%, 2/21/2040	5,870	4,420
5.60%, 3/2/2043	15,346	15,200
4.66%, 6/15/2051	17,300	15,235
5.75%, 3/2/2063	7,500	7,454
Baxalta, Inc. 5.25%, 6/23/2045	327	311

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,483
2.60%, 10/1/2040	11,110	7,940
		212,924
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,651
3.95%, 4/13/2052	27,400	23,449
3.25%, 5/12/2061	7,000	4,972
		37,072
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,614
6.50%, 8/15/2032	10,095	10,467
4.50%, 5/15/2047	3,130	2,498
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,599
		28,178
Capital Markets — 1.9%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,468
Blackstone Secured Lending Fund 3.65%, 7/14/2023	13,980	13,916
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,426
4.85%, 3/29/2029	5,160	4,972
4.70%, 9/20/2047	1,075	892
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	5,241
3.20%, 1/25/2028	1,270	1,154
Credit Suisse AG (Switzerland)
Series FXD, 0.52%, 8/9/2023	13,686	13,501
3.63%, 9/9/2024	4,326	4,140
7.95%, 1/9/2025	5,755	5,843
3.70%, 2/21/2025	5,805	5,508
2.95%, 4/9/2025	11,750	10,994
1.25%, 8/7/2026	19,107	16,336
7.50%, 2/15/2028	3,598	3,811
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	8,085	8,069
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	29,408	27,678
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	9,320	8,443
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	24,200	20,897
4.28%, 1/9/2028 (b)	12,016	10,984
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,670
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	14,885	11,966
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	25,700
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	12,051

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	5,675	5,698
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	15,977	12,675
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,331
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (c)	13,398	12,956
4.25%, 10/21/2025	10,573	10,301
3.50%, 11/16/2026	18,000	17,060
3.85%, 1/26/2027	18,677	17,942
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	28,749
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	13,260
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	14,520
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	47,377	44,633
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	9,651
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	10,350
6.75%, 10/1/2037	1,435	1,531
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	3,878
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	14,130
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	732
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,093
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,853
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	6,108
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	22,160	22,309
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	6,735	6,028
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	22,700	22,322
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	17,658	16,671
4.35%, 9/8/2026	1,640	1,600
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,271
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	12,447
(3-MONTH CME TERM SOFR + 1.14%), 3.77%, 1/24/2029 (c)	7,397	6,935
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	19,325	19,228
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	12,760	12,718
(3-MONTH CME TERM SOFR + 1.63%), 4.43%, 1/23/2030 (c)	17,528	16,825
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	8,709
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	28,198
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,494
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	6,988
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,274
2.68%, 7/16/2030	12,180	10,028
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,466
S&P Global, Inc. 2.90%, 3/1/2032	13,602	11,830
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	8,790
UBS Group AG (Switzerland)
4.25%, 3/23/2028 (b)	20,000	18,684

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	6,470	5,540
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	10,750	8,296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	10,550	8,340
		736,102
Chemicals — 0.2%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,191
5.45%, 12/1/2044	3,800	3,537
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,386
4.95%, 6/1/2043	16,825	14,047
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	245
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	12,125
International Flavors & Fragrances, Inc.
2.30%, 11/1/2030 (b)	12,621	10,020
3.27%, 11/15/2040 (b)	7,650	5,280
5.00%, 9/26/2048	4,346	3,611
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,782
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,336
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,778
5.25%, 1/15/2045	4,729	4,340
5.00%, 4/1/2049	4,150	3,683
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,242
		79,603
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,393
Republic Services, Inc. 5.00%, 4/1/2034	8,470	8,481
		10,874
Construction & Engineering — 0.0% ^
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	799
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,695
3.05%, 10/1/2041	3,330	2,279
		16,773
Construction Materials — 0.0% ^
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,727
5.13%, 5/18/2045 (b)	6,052	5,454
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	5,468
3.20%, 7/15/2051	4,840	3,323
		16,972

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	31,000	30,862
1.15%, 10/29/2023	15,795	15,486
4.88%, 1/16/2024	4,135	4,099
1.65%, 10/29/2024	840	788
6.50%, 7/15/2025	13,141	13,238
4.45%, 10/1/2025	4,342	4,177
1.75%, 1/30/2026	8,311	7,443
4.45%, 4/3/2026	5,633	5,399
3.00%, 10/29/2028	12,605	10,929
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (b)	9,770	9,727
5.25%, 5/15/2024 (b)	7,708	7,588
3.95%, 7/1/2024 (b)	16,176	15,646
2.88%, 2/15/2025 (b)	33,120	30,893
5.50%, 1/15/2026 (b)	33,000	31,764
2.13%, 2/21/2026 (b)	28,294	24,889
4.25%, 4/15/2026 (b)	12,901	11,945
4.38%, 5/1/2026 (b)	5,010	4,627
2.53%, 11/18/2027 (b)	110,463	91,321
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,848
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,415
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	13,674	13,131
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	12,632
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	11,662
1.25%, 1/8/2026	24,223	21,750
2.35%, 1/8/2031	10,244	8,007
2.70%, 6/10/2031	22,045	17,505
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,354
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	23,761	23,504
		443,629
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	9,070	7,185
2.50%, 2/10/2041 (b)	9,243	6,160
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (b)	7,435	6,950
3.44%, 5/13/2041 (b)	10,460	7,510
3.63%, 5/13/2051 (b)	10,500	7,126
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	4,225	4,472
5.93%, 1/10/2034 (b)	4,162	4,015
Series 2013, 4.70%, 1/10/2036 (b)	8,261	7,696
Series 2014, 4.16%, 8/11/2036 (b)	1,085	944

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The)
5.40%, 7/15/2040	829	797
5.00%, 4/15/2042	9,000	8,226
3.88%, 10/15/2046	11,000	8,382
		69,463
Containers & Packaging — 0.0% ^
WRKCo, Inc.
3.00%, 9/15/2024	920	888
3.75%, 3/15/2025	7,570	7,324
3.90%, 6/1/2028	2,870	2,716
		10,928
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,299
Clark University 3.32%, 7/1/2052	7,000	5,060
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,667
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,519
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,806
		30,351
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,744
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	9,362
2.85%, 1/15/2032	2,972	2,296
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,486
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,153
4.25%, 10/1/2026	4,970	4,791
2.45%, 2/1/2032	10,980	8,585
2.25%, 4/1/2033	12,000	8,970
		52,387
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,061
2.25%, 2/1/2032	26,520	21,235
3.50%, 6/1/2041	35,836	27,348
3.65%, 6/1/2051	16,997	12,328
3.55%, 9/15/2055	25,312	17,414
3.80%, 12/1/2057	4,454	3,169
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,508
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,939
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	12,083
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	7,701
Verizon Communications, Inc.
4.13%, 3/16/2027	1,711	1,678
2.10%, 3/22/2028	12,209	10,775

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.33%, 9/21/2028	11,983	11,647
1.68%, 10/30/2030	2,840	2,258
2.36%, 3/15/2032	9,530	7,686
2.65%, 11/20/2040	27,316	18,751
3.40%, 3/22/2041	7,000	5,343
3.55%, 3/22/2051	15,025	10,933
3.70%, 3/22/2061	6,890	4,911
		183,768
Electric Utilities — 1.9%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,872
3.15%, 9/15/2049	2,680	1,871
5.40%, 3/15/2053	4,030	4,097
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,076
6.00%, 3/1/2039	769	803
4.10%, 1/15/2042	923	759
American Electric Power Co., Inc. 5.63%, 3/1/2033	18,285	18,650
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,040
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,755
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,431
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,836
3.20%, 9/15/2049	8,020	5,732
2.90%, 6/15/2050	7,770	5,182
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	872
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,248
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,631
5.95%, 12/15/2036	840	846
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,817
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,979
5.40%, 4/1/2053	1,865	1,895
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,065
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,283
3.75%, 9/1/2046	16,415	12,322
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,052
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,490
Series YYY, 3.25%, 10/1/2049	6,895	4,867
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,472
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,613
4.10%, 3/15/2043	1,569	1,320
4.15%, 12/1/2044	2,258	1,876

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.70%, 10/15/2046	1,616	1,245
2.90%, 8/15/2051	9,495	6,225
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	3,998
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,236
2.78%, 1/7/2032 (b)	6,275	4,934
Edison International
5.75%, 6/15/2027	2,000	2,016
4.13%, 3/15/2028	6,730	6,325
5.25%, 11/15/2028	15,800	15,577
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	7,595
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,153
6.00%, 10/7/2039 (b)	897	876
Entergy Arkansas LLC 2.65%, 6/15/2051	8,425	5,214
Entergy Corp. 2.95%, 9/1/2026	2,469	2,298
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,597
3.25%, 4/1/2028	1,551	1,443
3.05%, 6/1/2031	4,606	4,028
4.00%, 3/15/2033	3,430	3,150
Evergy Metro, Inc. 5.30%, 10/1/2041	8,968	8,704
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,070
Exelon Corp.
3.40%, 4/15/2026	1,177	1,125
5.30%, 3/15/2033	13,000	13,092
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	40,720	37,864
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,771
4.55%, 4/1/2049 (b)	830	682
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,566
5.30%, 4/1/2053	9,410	9,606
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,558
Hydro-Quebec (Canada) 8.05%, 7/7/2024	2,642	2,717
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	6,820	5,895
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,010
6.15%, 6/1/2037	1,740	1,837
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,753
Metropolitan Edison Co. 5.20%, 4/1/2028 (b)	2,400	2,418
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	12,049
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	780
5.38%, 9/15/2040	1,287	1,259
5.45%, 5/15/2041	3,354	3,286
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,352

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	2,239	2,122
5.25%, 2/28/2053	11,030	10,430
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	3,051	2,940
Northern States Power Co. 5.10%, 5/15/2053	15,470	15,125
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	7,547
2.45%, 12/2/2027 (b)	13,055	11,102
Ohio Edison Co. 6.88%, 7/15/2036	780	879
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,133
4.95%, 9/15/2052 (b)	19,830	18,969
Pacific Gas and Electric Co.
1.70%, 11/15/2023	4,825	4,726
3.25%, 2/16/2024	26,475	25,938
3.45%, 7/1/2025	8,635	8,211
2.95%, 3/1/2026	5,955	5,505
4.45%, 4/15/2042	3,200	2,423
3.75%, 8/15/2042 (e)	2,882	1,955
4.30%, 3/15/2045	4,900	3,481
4.00%, 12/1/2046	5,000	3,365
PacifiCorp
4.15%, 2/15/2050	2,300	1,895
5.50%, 5/15/2054	20,550	20,762
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,189
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,442
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,858
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	8,670	9,018
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,132
Series A-4, 5.21%, 12/1/2047	9,600	9,556
Series A-5, 5.10%, 6/1/2052	15,355	15,464
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,319
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,989
5.25%, 5/15/2053	14,285	14,317
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,867
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	863
5.25%, 4/1/2053	12,500	12,360
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,718
Series G, 6.63%, 11/15/2037	3,901	4,210
Series K, 3.15%, 8/15/2051	12,330	8,231
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,109
5.38%, 11/1/2039	1,021	998

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	6,931
Series A-1, 4.70%, 6/15/2040	18,085	18,036
Series A-3, 2.51%, 11/15/2043	7,950	5,404
Series A-2, 5.11%, 12/15/2047	6,495	6,440
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	2,854	2,831
Series B, 3.65%, 3/1/2028	4,300	4,067
6.00%, 1/15/2034	895	939
6.05%, 3/15/2039	2,197	2,280
3.90%, 12/1/2041	3,408	2,657
Series C, 4.13%, 3/1/2048	1,800	1,448
Series 20A, 2.95%, 2/1/2051	3,000	1,935
5.70%, 3/1/2053	5,545	5,517
5.88%, 12/1/2053	5,830	5,925
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,380
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,118
Union Electric Co.
2.95%, 6/15/2027	2,862	2,702
4.00%, 4/1/2048	1,600	1,296
3.90%, 4/1/2052	6,367	5,120
5.45%, 3/15/2053	11,765	11,819
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,261
Series A, 6.00%, 5/15/2037	2,100	2,211
Xcel Energy, Inc. 4.80%, 9/15/2041	829	738
		715,259
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	1,794	1,824
4.15%, 3/15/2033	1,247	1,192
		3,016
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
3.25%, 9/8/2024	3,162	3,063
3.88%, 1/12/2028	3,541	3,299
Corning, Inc. 5.35%, 11/15/2048	6,270	6,014
		12,376
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,387
4.75%, 8/1/2043	2,375	2,038
7.60%, 8/15/2096 (b)	2,242	2,314
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	8,627	8,179
		15,918

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	4,473	4,382
3.55%, 4/14/2025	3,599	3,484
Walt Disney Co. (The)
9.50%, 7/15/2024	1,525	1,599
7.63%, 11/30/2028	2,690	3,038
		12,503
Financial Services — 0.4%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,058
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	12,440
3.85%, 4/5/2029	9,710	8,754
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,699
4.40%, 7/1/2049	5,835	4,822
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,161
2.90%, 11/15/2031	9,690	7,911
5.95%, 8/15/2052	3,625	3,379
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	11,667	11,160
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	26,020
Mitsubishi HC Capital, Inc. (Japan) 3.56%, 2/28/2024 (b)	8,350	8,163
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	19,850	17,425
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	12,505	12,369
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	8,357
Siemens Financieringsmaatschappij NV (Germany)
2.35%, 10/15/2026 (b)	6,000	5,574
4.40%, 5/27/2045 (b)	3,421	3,161
3.30%, 9/15/2046 (b)	3,050	2,351
		149,804
Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,274
2.75%, 5/14/2031	22,130	18,536
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,290
Cargill, Inc. 4.38%, 4/22/2052 (b)	5,890	5,132
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,275
General Mills, Inc. 4.95%, 3/29/2033	15,550	15,537
Kellogg Co. 5.25%, 3/1/2033	9,709	9,837
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,205
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	978
4.60%, 6/1/2044	955	869
		71,933

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,169
4.13%, 10/15/2044	1,750	1,468
4.13%, 3/15/2049	6,000	5,013
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,839
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,182
4.27%, 3/15/2048 (b)	6,500	4,954
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,894
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,561
5.05%, 5/15/2052	7,979	7,280
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,195
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,414
4.80%, 3/15/2047 (b)	2,649	2,161
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,615
		50,745
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,366
5.75%, 5/1/2040	3,244	3,403
5.40%, 6/1/2041	9,266	9,333
4.40%, 3/15/2042	2,010	1,806
4.38%, 9/1/2042	4,018	3,615
5.15%, 9/1/2043	3,380	3,333
4.70%, 9/1/2045	3,150	2,913
3.55%, 2/15/2050	5,584	4,391
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,244
CSX Corp.
5.50%, 4/15/2041	3,498	3,503
4.10%, 3/15/2044	1,515	1,294
4.75%, 11/15/2048	8,165	7,416
3.35%, 9/15/2049	2,710	1,962
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	425	492
5.63%, 3/15/2042 (b)	3,104	3,098
Norfolk Southern Corp.
5.59%, 5/17/2025	51	52
3.95%, 10/1/2042	2,888	2,381
4.05%, 8/15/2052	5,192	4,222
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	3,095	2,994
5.55%, 5/1/2028 (b)	2,525	2,494
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	3,000	2,828
3.25%, 3/15/2032	12,450	9,507

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,764
4.10%, 9/15/2067	1,962	1,585
		80,996
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,642
Boston Scientific Corp.
6.50%, 11/15/2035 (e)	14,000	15,443
4.55%, 3/1/2039	5,011	4,625
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,718
		27,428
Health Care Providers & Services — 1.1%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	8,154
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,216
4.50%, 5/15/2042	1,777	1,524
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,682
Banner Health 1.90%, 1/1/2031	13,950	11,371
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,762
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,724
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,664
Cigna Group (The) 4.80%, 7/15/2046	1,904	1,701
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,695
2.78%, 10/1/2030	6,205	5,268
4.19%, 10/1/2049	5,540	4,449
3.91%, 10/1/2050	6,600	5,027
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,541
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,068
5.25%, 1/30/2031	7,525	7,554
5.25%, 2/21/2033	22,000	22,055
4.88%, 7/20/2035	3,500	3,334
5.05%, 3/25/2048	23,852	21,545
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,334
4.63%, 5/15/2042	3,477	3,110
4.65%, 1/15/2043	3,394	3,072
4.65%, 8/15/2044	4,149	3,697
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,342
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	16,471
HCA, Inc.
5.25%, 6/15/2026	27,070	26,880
5.50%, 6/1/2033	18,350	18,315
5.13%, 6/15/2039	4,805	4,397
5.50%, 6/15/2047	17,500	16,017

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.50%, 7/15/2051	6,831	4,597
4.63%, 3/15/2052 (b)	16,000	12,886
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,548
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,425
Memorial Health Services 3.45%, 11/1/2049	25,595	18,998
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,798
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,211
MultiCare Health System 2.80%, 8/15/2050	7,935	4,888
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,762
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,756
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,538
Series 2020, 3.38%, 7/1/2055	9,170	6,383
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,724
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	17,641
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,616
Texas Health Resources
2.33%, 11/15/2050	6,717	3,897
4.33%, 11/15/2055	4,275	3,682
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,688
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,962
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	6,111
3.50%, 8/15/2039	8,210	6,839
2.75%, 5/15/2040	4,800	3,553
3.25%, 5/15/2051	9,695	7,073
5.88%, 2/15/2053	9,740	10,650
5.05%, 4/15/2053	19,000	18,654
		425,849
Health Care REITs — 0.2%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	9,814	8,388
2.00%, 3/15/2031	8,000	6,130
Healthpeak OP LLC 3.40%, 2/1/2025	162	157
Physicians Realty LP
4.30%, 3/15/2027	4,500	4,260
3.95%, 1/15/2028	2,100	1,934
2.63%, 11/1/2031	6,195	4,847
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,104
Ventas Realty LP
3.75%, 5/1/2024	4,032	3,943
3.50%, 2/1/2025	1,929	1,850
4.13%, 1/15/2026	770	739
3.25%, 10/15/2026	7,254	6,718
3.85%, 4/1/2027	4,308	4,070
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,529

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
6.50%, 3/15/2041	460	468
4.95%, 9/1/2048	5,000	4,436
		57,573
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,372
4.45%, 3/1/2047	3,210	2,834
		9,206
Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	6,752
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	8,680
2.50%, 1/15/2031	5,105	3,964
3.97%, 8/6/2061	7,995	4,691
		24,087
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	27,653	27,017
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,555
5.80%, 3/1/2033	20,702	21,278
6.25%, 10/1/2039	18,303	18,984
5.75%, 10/1/2041	1,665	1,590
Southern Power Co. 5.15%, 9/15/2041	7,079	6,566
		85,990
Industrial REITs — 0.0% ^
Prologis LP
3.25%, 6/30/2026	1,814	1,740
2.25%, 4/15/2030	3,830	3,256
4.75%, 6/15/2033	5,000	4,889
		9,885
Insurance — 0.7%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	6,960
3.60%, 4/9/2029 (b)	5,835	5,486
3.20%, 9/16/2040 (b)	7,535	5,651
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	8,940
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,380
Athene Global Funding
2.75%, 6/25/2024 (b)	19,000	18,115
2.50%, 1/14/2025 (b)	3,477	3,276
1.45%, 1/8/2026 (b)	13,850	12,212
2.95%, 11/12/2026 (b)	42,215	37,838
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,491
4.30%, 5/15/2043	2,795	2,542

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
3.85%, 3/15/2052	24,230	19,766
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,580
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	10,026
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	11,395
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	12,804
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,289
4.85%, 1/24/2077 (b)	1,663	1,409
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,013
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,010
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	2,898
3.95%, 10/15/2050 (b)	6,000	4,340
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,392
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,675
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	4,518
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,293
4.45%, 5/15/2069 (b)	11,250	9,401
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	10,906
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,837
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,165
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	10,789
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	7,600	7,258
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,323
4.27%, 5/15/2047 (b)	5,480	4,531
		269,509
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	30,000	29,981
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	12,631
2.30%, 9/14/2031	10,000	7,887
		20,518
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,976
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,372
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,348
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,105
		15,825

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.6%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,232
5.38%, 4/1/2038	4,923	4,152
3.50%, 6/1/2041	12,020	7,932
3.50%, 3/1/2042	7,800	5,094
4.80%, 3/1/2050	13,160	9,635
3.70%, 4/1/2051	27,270	16,720
3.90%, 6/1/2052	9,380	5,900
Comcast Corp.
3.38%, 8/15/2025	2,773	2,693
3.55%, 5/1/2028	6,115	5,811
4.25%, 1/15/2033	16,564	15,842
4.20%, 8/15/2034	3,361	3,160
3.25%, 11/1/2039	19,265	15,156
3.75%, 4/1/2040	8,535	7,131
4.00%, 11/1/2049	5,553	4,518
2.80%, 1/15/2051	10,668	6,977
2.89%, 11/1/2051	14,886	9,802
4.05%, 11/1/2052	1,350	1,106
5.35%, 5/15/2053	26,650	26,519
2.94%, 11/1/2056	15,473	9,913
2.99%, 11/1/2063	962	596
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,882
2.95%, 10/1/2050 (b)	8,375	5,160
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,693
5.20%, 9/20/2047	11,160	8,831
4.00%, 9/15/2055	6,989	4,438
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,455
6.13%, 1/31/2046	1,332	1,316
Paramount Global
2.90%, 1/15/2027	4,293	3,814
4.38%, 3/15/2043	6,243	4,330
4.90%, 8/15/2044	2,004	1,453
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,317
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,374
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,217
7.30%, 7/1/2038	2,197	2,244
6.75%, 6/15/2039	1,794	1,698
5.88%, 11/15/2040	7,325	6,344
5.50%, 9/1/2041	6,940	5,736
		221,191
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,188

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,889
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (b)	1,967	1,947
2.50%, 9/1/2030 (b)	16,105	13,182
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	5,207
Nucor Corp. 2.98%, 12/15/2055	4,465	2,810
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,528
3.25%, 10/15/2050	3,519	2,297
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	24,375
		59,423
Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,305
3.00%, 5/15/2026	3,458	3,276
2.95%, 2/15/2027	2,426	2,243
3.45%, 8/15/2027	1,250	1,181
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,759
Series 2017, 3.88%, 6/15/2047	3,355	2,618
4.50%, 5/15/2058	1,724	1,437
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,564
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,175
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,799
Series F, 5.25%, 8/1/2033	5,067	4,981
7.00%, 6/15/2038	1,076	1,199
Series C, 4.90%, 8/1/2041	1,840	1,630
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,202
NiSource, Inc.
2.95%, 9/1/2029	7,940	6,995
5.80%, 2/1/2042	6,726	6,543
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,601
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	12,299
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,698
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	10,074
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	1,920
Series FFF, 6.13%, 9/15/2037	973	1,005
3.95%, 11/15/2041	2,690	2,155
2.95%, 8/15/2051	17,150	11,584
5.35%, 4/1/2053	3,000	2,964
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	1,889	1,867
3.25%, 6/15/2026	1,690	1,609
5.88%, 3/15/2041	10,518	10,734
4.40%, 6/1/2043	1,392	1,149

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
3.95%, 10/1/2046	2,136	1,635
4.40%, 5/30/2047	2,274	1,873
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,589
		121,663
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,113
1.88%, 2/1/2033	12,120	8,894
4.00%, 2/1/2050	9,430	6,923
5.15%, 4/15/2053	2,800	2,469
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	2,637
Kilroy Realty LP 3.45%, 12/15/2024	3,054	2,913
		25,949
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	18,019	16,247
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,952
4.25%, 7/15/2027 (b)	7,325	7,050
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	5,419
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,311
BP Capital Markets America, Inc.
3.41%, 2/11/2026	8,485	8,212
3.02%, 1/16/2027	10,588	10,030
4.81%, 2/13/2033	10,000	9,888
4.89%, 9/11/2033	21,425	21,285
2.94%, 6/4/2051	25,080	16,754
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	6,422	6,121
Buckeye Partners LP
5.85%, 11/15/2043	11,805	8,766
5.60%, 10/15/2044	6,000	4,339
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	3,650	3,654
Chevron USA, Inc. 8.00%, 4/1/2027	1,300	1,465
ConocoPhillips Co. 5.30%, 5/15/2053	13,210	13,171
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	15,313
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,232
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	3,333	3,190
5.38%, 6/26/2026	5,409	5,142
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	17,080	17,369
Energy Transfer LP
3.90%, 5/15/2024 (e)	15,000	14,729
4.75%, 1/15/2026	4,911	4,839
3.90%, 7/15/2026	9,761	9,312
4.40%, 3/15/2027	2,695	2,601
5.50%, 6/1/2027	2,916	2,923
4.95%, 5/15/2028	7,315	7,142

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.15%, 9/15/2029	14,071	13,149
7.50%, 7/1/2038	2,695	2,937
6.05%, 6/1/2041	4,266	4,087
6.10%, 2/15/2042	7,220	6,792
5.95%, 10/1/2043	3,950	3,629
5.30%, 4/1/2044	1,840	1,554
5.00%, 5/15/2044 (e)	8,600	7,115
6.00%, 6/15/2048	209	192
6.25%, 4/15/2049	5,655	5,382
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,125
5.70%, 10/1/2040 (b)	4,843	4,357
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,393
Enterprise Products Operating LLC
3.70%, 2/15/2026	3,040	2,960
3.95%, 2/15/2027	2,705	2,640
Series J, 5.75%, 3/1/2035	2,509	2,518
7.55%, 4/15/2038	455	526
5.95%, 2/1/2041	1,259	1,293
4.45%, 2/15/2043	455	391
5.10%, 2/15/2045	1,758	1,629
4.95%, 10/15/2054	1,189	1,050
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,030
EQT Corp. 3.90%, 10/1/2027	4,517	4,196
Equinor ASA (Norway) 2.88%, 4/6/2025	5,765	5,569
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,139
4.11%, 3/1/2046	2,726	2,365
3.10%, 8/16/2049	17,965	13,033
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	13,075	10,503
4.32%, 12/30/2039 (b)	9,235	6,634
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	15,815	12,734
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	9,310	9,200
2.60%, 10/15/2025 (b)	34,443	31,755
3.45%, 10/15/2027 (b)	12,470	11,204
HF Sinclair Corp.
2.63%, 10/1/2023	21,813	21,555
5.88%, 4/1/2026	22,175	22,285
Kinder Morgan Energy Partners LP 4.30%, 5/1/2024	15,000	14,795
Kinder Morgan, Inc.
5.20%, 6/1/2033	20,500	19,795
5.05%, 2/15/2046	6,000	5,060
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,240
Marathon Petroleum Corp.
4.70%, 5/1/2025	13,546	13,373

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.50%, 3/1/2041	8,270	8,414
MPLX LP 4.80%, 2/15/2029	6,825	6,643
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,117
3.25%, 7/15/2031 (b)	8,283	6,846
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,853
3.00%, 2/15/2027	5,501	4,970
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,853
Phillips 66 4.88%, 11/15/2044	665	601
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,376
3.15%, 12/15/2029	8,545	7,559
5.30%, 6/30/2033	17,780	17,694
4.90%, 10/1/2046	6,988	6,110
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	14,663
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,765	3,764
5.00%, 3/15/2027	9,360	9,250
4.50%, 5/15/2030	19,530	18,466
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	1,320	1,289
1.63%, 11/24/2025 (b)	4,660	4,277
Spectra Energy Partners LP 4.50%, 3/15/2045	1,975	1,601
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,695
6.80%, 5/15/2038	3,677	3,906
Targa Resources Corp. 4.20%, 2/1/2033	5,030	4,440
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	908	847
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,091
3.46%, 7/12/2049	12,800	9,756
3.13%, 5/29/2050	20,230	14,395
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,569
4.75%, 5/15/2038	7,750	6,940
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,119
7.50%, 4/15/2032	1,081	1,217
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,002
5.65%, 3/15/2033	13,720	13,871
		744,834
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	14,805	14,340

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,470
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,900
4.00%, 9/18/2042	4,270	3,783
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,423
4.55%, 2/20/2048	5,046	4,615
Merck & Co., Inc.
2.75%, 12/10/2051	7,065	4,815
5.00%, 5/17/2053	13,115	13,200
5.15%, 5/17/2063	10,195	10,286
Mylan, Inc. 5.40%, 11/29/2043	5,800	4,673
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,361
5.30%, 5/19/2053	36,640	37,720
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,255
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	26,941	25,423
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	8,594
2.05%, 3/31/2030	1,200	1,002
3.03%, 7/9/2040	25,815	19,292
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	3,948
Viatris, Inc.
3.85%, 6/22/2040	8,499	5,715
4.00%, 6/22/2050	1,732	1,113
Zoetis, Inc. 2.00%, 5/15/2030	12,880	10,753
		184,871
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,322
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,124
		13,446
Residential REITs — 0.1%
Essex Portfolio LP 1.65%, 1/15/2031	8,950	6,850
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	8,632
1.70%, 2/15/2031	5,500	4,361
UDR, Inc.
2.95%, 9/1/2026	3,831	3,540
3.50%, 1/15/2028	1,354	1,248
3.00%, 8/15/2031	4,750	4,024
2.10%, 8/1/2032	5,520	4,225
3.10%, 11/1/2034	6,440	5,192
		38,072

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	6,613	6,354
2.50%, 8/16/2031	6,530	5,084
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	4,851
3.60%, 12/15/2026	5,527	5,202
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,199
3.00%, 1/15/2027	2,243	2,086
4.85%, 3/15/2030	19,270	18,851
1.80%, 3/15/2033	2,865	2,095
Regency Centers LP
4.13%, 3/15/2028	1,755	1,652
2.95%, 9/15/2029	10,600	9,218
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	9,567
3.25%, 10/28/2025 (b)	5,595	5,298
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	17,060	15,389
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (b) (c)	10,425	8,806
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,283
		102,935
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,207
Broadcom, Inc.
2.45%, 2/15/2031 (b)	31,809	25,685
3.14%, 11/15/2035 (b)	40,051	30,534
3.19%, 11/15/2036 (b)	5,766	4,315
Intel Corp.
5.63%, 2/10/2043	21,065	21,061
5.70%, 2/10/2053	12,705	12,551
KLA Corp.
3.30%, 3/1/2050	7,000	5,185
4.95%, 7/15/2052	7,000	6,756
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,530
Microchip Technology, Inc.
2.67%, 9/1/2023	5,925	5,874
0.97%, 2/15/2024	4,701	4,539
0.98%, 9/1/2024	5,058	4,765
NXP BV (China)
2.50%, 5/11/2031	36,499	29,628
5.00%, 1/15/2033	4,000	3,834
3.25%, 5/11/2041	24,465	17,321
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,318
Texas Instruments, Inc. 5.05%, 5/18/2063	19,408	18,979

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	10,386	10,360
Xilinx, Inc. 2.38%, 6/1/2030	15,185	13,138
		234,580
Software — 0.3%
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,266
2.92%, 3/17/2052	3,816	2,824
3.04%, 3/17/2062	1,820	1,319
Oracle Corp.
4.90%, 2/6/2033	9,640	9,312
3.90%, 5/15/2035	1,952	1,672
3.60%, 4/1/2040	10,434	7,900
3.65%, 3/25/2041	19,515	14,730
4.00%, 7/15/2046	8,872	6,648
3.95%, 3/25/2051	10,000	7,334
5.55%, 2/6/2053	15,000	14,007
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	12,907
2.00%, 6/30/2030	9,380	7,693
VMware, Inc. 4.65%, 5/15/2027	8,800	8,630
		98,242
Specialized REITs — 0.2%
American Tower Corp.
5.00%, 2/15/2024	4,305	4,279
3.38%, 10/15/2026	4,378	4,127
1.50%, 1/31/2028	10,510	8,908
2.10%, 6/15/2030	8,940	7,271
1.88%, 10/15/2030	19,410	15,387
Crown Castle, Inc. 4.00%, 3/1/2027	2,066	1,987
Equinix, Inc. 2.90%, 11/18/2026	20,442	18,852
Life Storage LP 2.40%, 10/15/2031	15,650	12,472
LifeStorage LP 3.50%, 7/1/2026	8,937	8,495
Public Storage 2.25%, 11/9/2031	9,333	7,679
		89,457
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,606
Lowe's Cos., Inc.
1.70%, 10/15/2030	2,600	2,079
2.63%, 4/1/2031	4,000	3,381
5.15%, 7/1/2033	4,500	4,490
3.00%, 10/15/2050	7,130	4,600
5.75%, 7/1/2053	7,055	6,991
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,501
		35,648

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.45%, 8/4/2026	5,261	4,981
3.45%, 2/9/2045	14,187	11,921
3.85%, 8/4/2046	3,512	3,075
3.75%, 9/12/2047	13,570	11,600
3.75%, 11/13/2047	1,600	1,372
2.70%, 8/5/2051	16,470	11,377
4.85%, 5/10/2053	30,000	30,183
Dell International LLC
6.02%, 6/15/2026	33,603	34,395
5.25%, 2/1/2028	11,105	11,150
5.30%, 10/1/2029	6,000	5,977
3.45%, 12/15/2051 (b)	668	431
		126,462
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	21,866
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,029
4.39%, 8/15/2037	9,875	7,810
3.73%, 9/25/2040	8,470	5,929
4.54%, 8/15/2047	18,779	13,460
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	9,913
		71,007
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	9,600	9,054
3.25%, 3/1/2025	6,266	5,966
3.38%, 7/1/2025	15,102	14,323
2.88%, 1/15/2026	24,378	22,666
3.75%, 6/1/2026	3,734	3,532
1.88%, 8/15/2026	15,645	13,821
5.85%, 12/15/2027	14,670	14,660
3.25%, 10/1/2029	15,000	12,818
Aviation Capital Group LLC
5.50%, 12/15/2024 (b)	19,502	19,126
4.13%, 8/1/2025 (b)	7,958	7,488
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (b)	7,945	7,706
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,064
		135,224
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	6,747
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,875

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — continued
6.59%, 10/15/2037	3,354	3,764
4.00%, 12/1/2046	2,241	1,780
		10,419
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,128
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032 (b)	10,000	8,837
4.55%, 3/15/2052 (b)	12,810	10,173
Sprint LLC 7.63%, 3/1/2026	6,777	7,085
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,100
3.88%, 4/15/2030	25,095	23,283
5.05%, 7/15/2033	22,230	21,919
3.60%, 11/15/2060	4,000	2,770
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	14,485
5.63%, 2/10/2053	3,745	3,576
		116,356
Total Corporate Bonds (Cost $9,759,666)		8,653,930
Mortgage-Backed Securities — 19.6%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (f)	14	14
Pool # 789758, ARM, 4.47%, 9/1/2032 (f)	18	18
Pool # 847621, ARM, 4.46%, 5/1/2033 (f)	384	381
Pool # 781087, ARM, 4.35%, 12/1/2033 (f)	100	98
Pool # 1B1665, ARM, 4.82%, 4/1/2034 (f)	57	56
Pool # 782870, ARM, 4.29%, 9/1/2034 (f)	382	381
Pool # 782979, ARM, 4.38%, 1/1/2035 (f)	488	493
Pool # 782980, ARM, 4.38%, 1/1/2035 (f)	145	142
Pool # 1G3591, ARM, 3.92%, 8/1/2035 (f)	43	42
Pool # 1Q0007, ARM, 6.01%, 12/1/2035 (f)	73	73
Pool # 1Q0025, ARM, 4.00%, 2/1/2036 (f)	50	50
Pool # 848431, ARM, 4.35%, 2/1/2036 (f)	179	179
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (f)	277	273
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (f)	67	67
Pool # 1H2618, ARM, 4.21%, 5/1/2036 (f)	295	301
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (f)	88	88
Pool # 1G2415, ARM, 5.52%, 5/1/2036 (f)	47	46
Pool # 1G2557, ARM, 4.35%, 6/1/2036 (f)	513	519
Pool # 848068, ARM, 4.63%, 6/1/2036 (f)	447	437
Pool # 1H2623, ARM, 3.97%, 7/1/2036 (f)	82	83
Pool # 848365, ARM, 4.03%, 7/1/2036 (f)	147	147
Pool # 1A1082, ARM, 5.79%, 7/1/2036 (f)	196	199
Pool # 1N0206, ARM, 6.00%, 8/1/2036 (f)	180	183
Pool # 1A1085, ARM, 6.02%, 8/1/2036 (f)	148	149

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1Q0105, ARM, 4.02%, 9/1/2036 (f)	130	130
Pool # 1B7242, ARM, 4.38%, 9/1/2036 (f)	446	443
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (f)	102	100
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (f)	179	177
Pool # 1K0046, ARM, 4.48%, 10/1/2036 (f)	174	172
Pool # 1N0249, ARM, 6.14%, 10/1/2036 (f)	201	201
Pool # 1A1096, ARM, 6.32%, 10/1/2036 (f)	442	448
Pool # 1A1097, ARM, 6.57%, 10/1/2036 (f)	170	170
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (f)	205	202
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (f)	91	89
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (f)	148	146
Pool # 782760, ARM, 4.30%, 11/1/2036 (f)	324	330
Pool # 848115, ARM, 4.32%, 11/1/2036 (f)	125	125
Pool # 1J1419, ARM, 3.83%, 12/1/2036 (f)	398	392
Pool # 1J1634, ARM, 3.92%, 12/1/2036 (f)	842	849
Pool # 1J1418, ARM, 3.94%, 12/1/2036 (f)	32	31
Pool # 1G1386, ARM, 4.19%, 12/1/2036 (f)	288	284
Pool # 1J1399, ARM, 4.38%, 12/1/2036 (f)	10	10
Pool # 1G1478, ARM, 4.16%, 1/1/2037 (f)	150	147
Pool # 1N1511, ARM, 6.41%, 1/1/2037 (f)	45	45
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (f)	67	67
Pool # 1G1554, ARM, 4.34%, 2/1/2037 (f)	124	122
Pool # 1N0353, ARM, 6.31%, 2/1/2037 (f)	213	215
Pool # 1B7303, ARM, 4.76%, 3/1/2037 (f)	22	22
Pool # 1Q0739, ARM, 6.02%, 3/1/2037 (f)	269	274
Pool # 1J0399, ARM, 4.16%, 4/1/2037 (f)	13	13
Pool # 1J1564, ARM, 4.67%, 4/1/2037 (f)	208	203
Pool # 1Q0783, ARM, 4.56%, 5/1/2037 (f)	229	225
Pool # 1N1463, ARM, 4.80%, 5/1/2037 (f)	20	19
Pool # 1Q0697, ARM, 5.48%, 5/1/2037 (f)	331	334
Pool # 1J1621, ARM, 5.56%, 5/1/2037 (f)	227	223
Pool # 1A1193, ARM, 6.23%, 5/1/2037 (f)	222	221
Pool # 1N1477, ARM, 6.71%, 5/1/2037 (f)	79	81
Pool # 1J0533, ARM, 4.12%, 7/1/2037 (f)	22	21
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (f)	40	39
Pool # 1Q0722, ARM, 4.55%, 4/1/2038 (f)	160	157
Pool # 1Q0789, ARM, 4.80%, 5/1/2038 (f)	32	31
Pool # 848699, ARM, 4.02%, 7/1/2040 (f)	124	126
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	—	—
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	88	88
Pool # C91417, 3.50%, 1/1/2032	1,768	1,714
Pool # C91403, 3.50%, 3/1/2032	691	670
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	1	1
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # C00452, 7.00%, 4/1/2026	2	2

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G00981, 8.50%, 7/1/2028	6	6
Pool # G02210, 7.00%, 12/1/2028	90	92
Pool # C47315, 6.50%, 8/1/2029	437	452
Pool # G03029, 6.00%, 10/1/2029	36	36
Pool # A88871, 7.00%, 1/1/2031	128	130
Pool # C68485, 7.00%, 7/1/2032	19	19
Pool # G01448, 7.00%, 8/1/2032	26	27
Pool # C75791, 5.50%, 1/1/2033	143	144
Pool # A13625, 5.50%, 10/1/2033	155	159
Pool # A16107, 6.00%, 12/1/2033	77	78
Pool # G01864, 5.00%, 1/1/2034	99	100
Pool # A17537, 6.00%, 1/1/2034	119	122
Pool # A23139, 5.00%, 6/1/2034	267	267
Pool # A61572, 5.00%, 9/1/2034	382	386
Pool # A28796, 6.50%, 11/1/2034	25	25
Pool # G03369, 6.50%, 1/1/2035	369	381
Pool # A70350, 5.00%, 3/1/2035	95	94
Pool # A46987, 5.50%, 7/1/2035	351	361
Pool # G05713, 6.50%, 12/1/2035	260	270
Pool # G03777, 5.00%, 11/1/2036	258	260
Pool # C02660, 6.50%, 11/1/2036	75	78
Pool # G02427, 5.50%, 12/1/2036	142	146
Pool # A57681, 6.00%, 12/1/2036	28	29
Pool # G02682, 7.00%, 2/1/2037	33	34
Pool # G04949, 6.50%, 11/1/2037	188	196
Pool # G03666, 7.50%, 1/1/2038	322	339
Pool # G04952, 7.50%, 1/1/2038	118	123
Pool # G04077, 6.50%, 3/1/2038	233	245
Pool # G05671, 5.50%, 8/1/2038	273	281
Pool # G05190, 7.50%, 9/1/2038	131	135
Pool # C03466, 5.50%, 3/1/2040	98	101
Pool # A93383, 5.00%, 8/1/2040	1,079	1,090
Pool # A93511, 5.00%, 8/1/2040	3,557	3,594
Pool # G06493, 4.50%, 5/1/2041	6,616	6,587
Pool # V80351, 3.00%, 8/1/2043	13,537	12,335
Pool # Q52834, 4.00%, 12/1/2047	1,393	1,329
Pool # Z40179, 4.00%, 7/1/2048	23,262	22,271
Pool # Q57995, 5.00%, 8/1/2048	3,211	3,236
Pool # Q61104, 4.00%, 1/1/2049	1,182	1,131
Pool # Q61107, 4.00%, 1/1/2049	2,301	2,203
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	44,226
Pool # P20570, 7.00%, 7/1/2029	6	6
Pool # G20027, 10.00%, 10/1/2030	11	11
Pool # B90491, 7.50%, 1/1/2032	287	294
Pool # WA3237, 3.55%, 11/1/2032	25,899	24,115
Pool # U80192, 3.50%, 2/1/2033	916	881
Pool # U80342, 3.50%, 5/1/2033	713	687

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U80345, 3.50%, 5/1/2033	2,912	2,794
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,745
Pool # P50523, 6.50%, 12/1/2035	87	85
Pool # H05030, 6.00%, 11/1/2036	55	55
Pool # L10291, 6.50%, 11/1/2036	746	767
Pool # P51353, 6.50%, 11/1/2036	736	760
Pool # P50595, 6.50%, 12/1/2036	1,059	1,105
Pool # P51361, 6.50%, 12/1/2036	517	539
Pool # G20028, 7.50%, 12/1/2036	870	892
Pool # P50531, 6.50%, 1/1/2037	25	25
Pool # P51251, 6.50%, 1/1/2037	47	47
Pool # P50536, 6.50%, 2/1/2037	65	64
Pool # WA3186, 3.86%, 4/1/2037	2,080	1,943
Pool # P50556, 6.50%, 6/1/2037	39	38
Pool # U90690, 3.50%, 6/1/2042	8,722	8,180
Pool # U90975, 4.00%, 6/1/2042	6,626	6,399
Pool # T65101, 4.00%, 10/1/2042	337	314
Pool # U90402, 3.50%, 11/1/2042	671	629
Pool # U90673, 4.00%, 1/1/2043	917	885
Pool # U91192, 4.00%, 4/1/2043	1,164	1,121
Pool # U91488, 3.50%, 5/1/2043	890	836
Pool # U99051, 3.50%, 6/1/2043	2,658	2,493
Pool # U99134, 4.00%, 1/1/2046	30,768	29,639
Pool # U69030, 4.50%, 1/1/2046	10,311	10,242
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	8,395	8,079
FHLMC UMBS, 30 Year
Pool # ZT2236, 4.00%, 6/1/2048	18,236	17,356
Pool # ZT2212, 4.00%, 9/1/2048	4,212	4,015
Pool # QA0149, 4.00%, 6/1/2049	3,255	3,123
Pool # QA2578, 3.50%, 9/1/2049	1,237	1,147
Pool # RA2008, 4.00%, 1/1/2050	12,639	12,073
Pool # RA2282, 4.00%, 1/1/2050	7,951	7,716
Pool # QA7351, 3.00%, 2/1/2050	7,005	6,266
Pool # QB0704, 2.50%, 6/1/2050	10,711	9,194
Pool # QB1571, 2.50%, 7/1/2050	10,999	9,443
Pool # QB2879, 2.50%, 8/1/2050	2,520	2,164
Pool # QB7670, 2.50%, 1/1/2051	5,133	4,405
Pool # QB8840, 2.50%, 2/1/2051	8,570	7,354
Pool # RA6459, 2.50%, 12/1/2051	31,633	27,079
Pool # RA6702, 3.00%, 2/1/2052	46,813	41,785
Pool # SD1365, 4.00%, 7/1/2052	58,832	55,587
Pool # RA7683, 5.00%, 7/1/2052	25,863	25,504
Pool # SD1725, 4.00%, 10/1/2052	87,347	82,556
Pool # SD1713, 5.00%, 10/1/2052	36,586	36,288
Pool # RA8766, 5.00%, 3/1/2053	25,425	25,044
FNMA
Pool # 54844, ARM, 3.84%, 9/1/2027 (f)	11	11
Pool # 303532, ARM, 4.25%, 3/1/2029 (f)	6	6

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 555732, ARM, 4.57%, 8/1/2033 (f)	113	113
Pool # 658481, ARM, 3.74%, 9/1/2033 (f)	187	182
Pool # 746299, ARM, 4.06%, 9/1/2033 (f)	45	46
Pool # 743546, ARM, 3.73%, 11/1/2033 (f)	200	196
Pool # 766610, ARM, 3.93%, 1/1/2034 (f)	14	13
Pool # 777132, ARM, 5.42%, 6/1/2034 (f)	154	155
Pool # 782306, ARM, 4.17%, 7/1/2034 (f)	3	3
Pool # 800422, ARM, 3.46%, 8/1/2034 (f)	107	104
Pool # 790235, ARM, 3.86%, 8/1/2034 (f)	50	49
Pool # 790964, ARM, 3.90%, 9/1/2034 (f)	6	5
Pool # 794792, ARM, 3.70%, 10/1/2034 (f)	36	36
Pool # 896463, ARM, 4.48%, 10/1/2034 (f)	154	156
Pool # 799912, ARM, 3.98%, 11/1/2034 (f)	25	25
Pool # 781563, ARM, 4.12%, 11/1/2034 (f)	23	23
Pool # 809319, ARM, 3.91%, 1/1/2035 (f)	33	33
Pool # 810896, ARM, 6.12%, 1/1/2035 (f)	499	505
Pool # 816594, ARM, 5.78%, 2/1/2035 (f)	17	17
Pool # 820602, ARM, 4.00%, 3/1/2035 (f)	109	107
Pool # 745862, ARM, 4.92%, 4/1/2035 (f)	122	121
Pool # 821378, ARM, 5.04%, 5/1/2035 (f)	41	39
Pool # 823660, ARM, 5.14%, 5/1/2035 (f)	31	30
Pool # 888605, ARM, 4.51%, 7/1/2035 (f)	6	5
Pool # 832801, ARM, 3.89%, 9/1/2035 (f)	69	68
Pool # 851432, ARM, 4.58%, 10/1/2035 (f)	246	243
Pool # 745445, ARM, 4.54%, 1/1/2036 (f)	88	89
Pool # 849251, ARM, 5.71%, 1/1/2036 (f)	300	296
Pool # 920340, ARM, 5.25%, 2/1/2036 (f)	32	32
Pool # 920843, ARM, 5.00%, 3/1/2036 (f)	823	837
Pool # 868952, ARM, 5.10%, 5/1/2036 (f)	15	14
Pool # 872825, ARM, 4.09%, 6/1/2036 (f)	248	248
Pool # 884066, ARM, 5.00%, 6/1/2036 (f)	69	68
Pool # 892868, ARM, 4.02%, 7/1/2036 (f)	117	115
Pool # 886558, ARM, 4.02%, 8/1/2036 (f)	305	303
Pool # 745784, ARM, 4.12%, 8/1/2036 (f)	93	91
Pool # 884722, ARM, 4.65%, 8/1/2036 (f)	42	41
Pool # 893580, ARM, 3.81%, 9/1/2036 (f)	107	105
Pool # 886772, ARM, 3.98%, 9/1/2036 (f)	159	158
Pool # 894452, ARM, 4.07%, 9/1/2036 (f)	105	103
Pool # 920547, ARM, 4.10%, 9/1/2036 (f)	170	168
Pool # 898179, ARM, 5.67%, 9/1/2036 (f)	318	320
Pool # 894239, ARM, 4.18%, 10/1/2036 (f)	118	116
Pool # 900191, ARM, 4.33%, 10/1/2036 (f)	154	152
Pool # 900197, ARM, 4.33%, 10/1/2036 (f)	347	346
Pool # 902818, ARM, 4.20%, 11/1/2036 (f)	2	2
Pool # 902955, ARM, 4.05%, 12/1/2036 (f)	249	245
Pool # 888184, ARM, 4.03%, 1/1/2037 (f)	75	74
Pool # 920954, ARM, 5.71%, 1/1/2037 (f)	167	169
Pool # 915645, ARM, 4.26%, 2/1/2037 (f)	116	115

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 913984, ARM, 5.69%, 2/1/2037 (f)	189	190
Pool # 888307, ARM, 4.23%, 4/1/2037 (f)	80	78
Pool # 938346, ARM, 4.03%, 7/1/2037 (f)	144	141
Pool # 995919, ARM, 4.25%, 7/1/2037 (f)	205	205
Pool # 948208, ARM, 5.55%, 7/1/2037 (f)	200	202
Pool # 945032, ARM, 4.62%, 8/1/2037 (f)	281	279
Pool # 946362, ARM, 4.01%, 9/1/2037 (f)	30	30
Pool # 946260, ARM, 4.16%, 9/1/2037 (f)	34	33
Pool # 952835, ARM, 4.35%, 9/1/2037 (f)	67	67
Pool # AD0085, ARM, 3.44%, 11/1/2037 (f)	287	281
Pool # 995108, ARM, 4.03%, 11/1/2037 (f)	169	171
Pool # AD0179, ARM, 4.32%, 12/1/2037 (f)	333	333
Pool # 966946, ARM, 4.29%, 1/1/2038 (f)	102	100
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	10	10
Pool # 995425, 6.00%, 1/1/2024	2	2
Pool # 995456, 6.50%, 2/1/2024	4	4
Pool # AE0081, 6.00%, 7/1/2024	3	3
Pool # AD0133, 5.00%, 8/1/2024	7	7
Pool # FM3386, 3.50%, 7/1/2034	1,237	1,195
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	1
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # AE0096, 5.50%, 7/1/2025	10	10
Pool # 256311, 6.00%, 7/1/2026	62	63
Pool # 256352, 6.50%, 8/1/2026	109	111
Pool # 256803, 6.00%, 7/1/2027	94	95
Pool # 256962, 6.00%, 11/1/2027	50	51
Pool # 257007, 6.00%, 12/1/2027	151	153
Pool # 257048, 6.00%, 1/1/2028	265	268
Pool # 890222, 6.00%, 10/1/2028	178	180
Pool # AE0049, 6.00%, 9/1/2029	121	122
Pool # AO7761, 3.50%, 7/1/2032	443	425
Pool # MA1138, 3.50%, 8/1/2032	2,793	2,690
Pool # AL6238, 4.00%, 1/1/2035	7,441	7,271
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	1	1
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	23	23
Pool # 695533, 8.00%, 6/1/2027	22	22
Pool # 313687, 7.00%, 9/1/2027	2	2
Pool # 756024, 8.00%, 9/1/2028	13	13
Pool # 755973, 8.00%, 11/1/2028	69	71
Pool # 455759, 6.00%, 12/1/2028	7	8
Pool # 252211, 6.00%, 1/1/2029	10	10

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 459097, 7.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	1,352	1,385
Pool # 598559, 6.50%, 8/1/2031	61	63
Pool # 679886, 6.50%, 2/1/2032	228	236
Pool # 682078, 5.50%, 11/1/2032	256	263
Pool # 675555, 6.00%, 12/1/2032	72	73
Pool # AL0045, 6.00%, 12/1/2032	556	574
Pool # 683351, 5.50%, 2/1/2033	6	6
Pool # 357363, 5.50%, 3/1/2033	282	289
Pool # 674349, 6.00%, 3/1/2033	25	25
Pool # 688625, 6.00%, 3/1/2033	10	11
Pool # 688655, 6.00%, 3/1/2033	4	4
Pool # 695584, 6.00%, 3/1/2033	5	5
Pool # 254693, 5.50%, 4/1/2033	200	205
Pool # 702901, 6.00%, 5/1/2033	82	85
Pool # 720576, 5.00%, 6/1/2033	49	50
Pool # 995656, 7.00%, 6/1/2033	300	313
Pool # 723852, 5.00%, 7/1/2033	59	60
Pool # 729296, 5.00%, 7/1/2033	63	64
Pool # 720155, 5.50%, 7/1/2033	34	34
Pool # 729379, 6.00%, 8/1/2033	21	21
Pool # AA0917, 5.50%, 9/1/2033	753	774
Pool # 737825, 6.00%, 9/1/2033	48	50
Pool # 750977, 4.50%, 11/1/2033	43	42
Pool # 725027, 5.00%, 11/1/2033	158	160
Pool # 755109, 5.50%, 11/1/2033	14	14
Pool # 753174, 4.00%, 12/1/2033	219	212
Pool # 725017, 5.50%, 12/1/2033	351	361
Pool # 759424, 5.50%, 1/1/2034	41	42
Pool # 751341, 5.50%, 3/1/2034	37	37
Pool # 770405, 5.00%, 4/1/2034	374	374
Pool # 776708, 5.00%, 5/1/2034	148	150
Pool # AC1317, 4.50%, 9/1/2034	79	78
Pool # 888568, 5.00%, 12/1/2034	108	109
Pool # 810663, 5.00%, 1/1/2035	82	82
Pool # 995003, 7.50%, 1/1/2035	123	129
Pool # 995156, 7.50%, 3/1/2035	124	128
Pool # 735503, 6.00%, 4/1/2035	359	372
Pool # 827776, 5.00%, 7/1/2035	50	50
Pool # 820347, 5.00%, 9/1/2035	231	233
Pool # 745148, 5.00%, 1/1/2036	167	169
Pool # 888417, 6.50%, 1/1/2036	913	935
Pool # 745275, 5.00%, 2/1/2036	134	136
Pool # 833629, 7.00%, 3/1/2036	8	8
Pool # 745418, 5.50%, 4/1/2036	245	252
Pool # 888016, 5.50%, 5/1/2036	334	344
Pool # 888209, 5.50%, 5/1/2036	209	215
Pool # 870770, 6.50%, 7/1/2036	23	24

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 976871, 6.50%, 8/1/2036	626	643
Pool # AA0922, 6.00%, 9/1/2036	1,201	1,250
Pool # 745948, 6.50%, 10/1/2036	134	142
Pool # AA1019, 6.00%, 11/1/2036	146	150
Pool # 888476, 7.50%, 5/1/2037	86	91
Pool # 928584, 6.50%, 8/1/2037	108	113
Pool # 945870, 6.50%, 8/1/2037	179	184
Pool # 986648, 6.00%, 9/1/2037	311	323
Pool # 928670, 7.00%, 9/1/2037	194	193
Pool # 888890, 6.50%, 10/1/2037	253	268
Pool # 888707, 7.50%, 10/1/2037	585	622
Pool # 888892, 7.50%, 11/1/2037	176	190
Pool # AL0662, 5.50%, 1/1/2038	405	416
Pool # 995505, 8.00%, 1/1/2038	11	11
Pool # 929331, 6.00%, 4/1/2038	80	81
Pool # 909236, 7.00%, 9/1/2038	301	324
Pool # 890268, 6.50%, 10/1/2038	304	316
Pool # 995149, 6.50%, 10/1/2038	1,161	1,211
Pool # 934591, 7.00%, 10/1/2038	333	358
Pool # AB2869, 6.00%, 11/1/2038	318	331
Pool # 991908, 7.00%, 11/1/2038	225	234
Pool # 995504, 7.50%, 11/1/2038	145	154
Pool # 257510, 7.00%, 12/1/2038	766	829
Pool # AD0753, 7.00%, 1/1/2039	1,081	1,167
Pool # AD0780, 7.50%, 4/1/2039	708	754
Pool # AC2948, 5.00%, 9/1/2039	432	435
Pool # AC3740, 5.50%, 9/1/2039	168	168
Pool # AC7296, 5.50%, 12/1/2039	239	240
Pool # AD7790, 5.00%, 8/1/2040	2,315	2,336
Pool # AD9151, 5.00%, 8/1/2040	875	884
Pool # AL2059, 4.00%, 6/1/2042	6,155	6,011
Pool # AB9017, 3.00%, 4/1/2043	8,894	8,094
Pool # AT5891, 3.00%, 6/1/2043	11,468	10,437
Pool # AB9860, 3.00%, 7/1/2043	8,393	7,639
Pool # AL7527, 4.50%, 9/1/2043	3,975	3,954
Pool # AL7496, 3.50%, 5/1/2044	16,789	15,837
Pool # AX9319, 3.50%, 12/1/2044	6,158	5,765
Pool # AL7380, 3.50%, 2/1/2045	9,927	9,366
Pool # AS6479, 3.50%, 1/1/2046	23,075	21,764
Pool # BM1213, 4.00%, 4/1/2047	8,019	7,715
Pool # BH7650, 4.00%, 9/1/2047	4,724	4,557
Pool # BM3500, 4.00%, 9/1/2047	28,209	27,454
Pool # BE8344, 4.00%, 11/1/2047	1,330	1,272
Pool # BJ7248, 4.00%, 12/1/2047	3,486	3,362
Pool # BE8349, 4.00%, 1/1/2048	1,962	1,876
Pool # BJ5756, 4.00%, 1/1/2048	4,639	4,415
Pool # BJ7310, 4.00%, 1/1/2048	7,560	7,259
Pool # BJ8237, 4.00%, 1/1/2048	4,445	4,268

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ8264, 4.00%, 1/1/2048	3,484	3,345
Pool # BM3375, 4.00%, 1/1/2048	5,908	5,698
Pool # BK1007, 4.00%, 2/1/2048	1,123	1,078
Pool # BK1134, 4.00%, 2/1/2048	4,927	4,710
Pool # BM3665, 4.00%, 3/1/2048	33,948	32,743
Pool # BE8366, 4.50%, 7/1/2048	4,437	4,372
Pool # BK7982, 5.00%, 7/1/2048	4,397	4,466
Pool # BN0271, 4.50%, 9/1/2048	1,128	1,109
Pool # BN1315, 4.50%, 9/1/2048	1,684	1,656
Pool # BN4733, 5.50%, 3/1/2049	244	249
Pool # BK8745, 4.50%, 4/1/2049	2,397	2,350
Pool # FM1939, 4.50%, 5/1/2049	12,050	11,826
Pool # BK8753, 4.50%, 6/1/2049	3,712	3,642
Pool # CA3713, 5.00%, 6/1/2049	1,752	1,745
Pool # BO2305, 4.00%, 7/1/2049	4,557	4,363
Pool # BO5607, 3.50%, 9/1/2049	2,871	2,666
Pool # BO1405, 4.00%, 9/1/2049	5,546	5,283
Pool # BO4392, 3.50%, 1/1/2050	3,969	3,692
Pool # BP5299, 3.50%, 3/1/2050	5,622	5,417
Pool # CA5702, 2.50%, 5/1/2050	50,114	43,266
Pool # CA5729, 3.00%, 5/1/2050	5,516	4,922
Pool # FM3671, 4.50%, 5/1/2050	5,748	5,820
Pool # CA6079, 2.50%, 6/1/2050	46,219	39,682
Pool # BK2746, 2.50%, 7/1/2050	20,320	17,445
Pool # BP9823, 2.50%, 7/1/2050	609	523
Pool # BP9948, 2.50%, 7/1/2050	1,088	935
Pool # CA6361, 2.50%, 7/1/2050	51,679	44,777
Pool # BQ2143, 2.50%, 9/1/2050	14,269	12,252
Pool # BQ1155, 2.50%, 10/1/2050	18,277	15,694
Pool # BQ7669, 2.50%, 10/1/2050	747	641
Pool # FM9523, 2.50%, 7/1/2051	15,605	13,632
Pool # BU0070, 2.50%, 10/1/2051	47,859	40,958
Pool # CB1901, 2.50%, 10/1/2051	44,442	38,623
Pool # FS3611, 2.50%, 12/1/2051	7,295	6,298
Pool # CB2637, 2.50%, 1/1/2052	67,762	58,118
Pool # FS0196, 2.50%, 1/1/2052	71,865	61,543
Pool # CB2670, 3.00%, 1/1/2052	61,857	54,937
Pool # FS0882, 2.50%, 3/1/2052	51,223	44,211
Pool # FS0957, 3.00%, 3/1/2052	37,010	32,857
Pool # FS2246, 3.00%, 3/1/2052	44,127	39,883
Pool # BU8924, 3.50%, 4/1/2052	27,190	25,001
Pool # BV7119, 4.50%, 4/1/2052	1,004	974
Pool # BV7121, 4.50%, 4/1/2052	1,156	1,124
Pool # BV7122, 4.50%, 4/1/2052	3,407	3,328
Pool # BV7124, 4.50%, 4/1/2052	1,181	1,150
Pool # CB3629, 4.00%, 5/1/2052	44,244	41,817
Pool # FS1669, 4.00%, 5/1/2052	31,627	30,403
Pool # BV7111, 4.50%, 5/1/2052	1,407	1,369

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV7133, 4.50%, 5/1/2052	1,200	1,169
Pool # CB3786, 4.00%, 6/1/2052	37,163	35,125
Pool # FS4076, 4.00%, 8/1/2052	20,876	19,774
Pool # CB4587, 4.50%, 9/1/2052	18,976	18,379
Pool # CB4628, 5.00%, 9/1/2052	90,580	89,224
Pool # CB4642, 6.00%, 9/1/2052	19,572	19,937
Pool # CB5412, 4.00%, 1/1/2053	7,157	6,764
Pool # CB5666, 4.00%, 2/1/2053	45,367	42,881
Pool # CB5896, 5.00%, 3/1/2053	24,658	24,334
Pool # CB5898, 5.00%, 3/1/2053	20,307	20,075
Pool # CB6313, 5.00%, 5/1/2053	17,530	17,343
Pool # BX4395, 5.50%, 5/1/2053	8,784	8,787
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	44	44
Pool # 653815, 7.00%, 2/1/2033	7	7
Pool # 752786, 6.00%, 9/1/2033	77	77
Pool # CA3029, 4.00%, 1/1/2049	5,006	4,744
Pool # CA5105, 3.50%, 2/1/2050	7,418	6,842
FNMA, Other
Pool # AM7654, 2.86%, 1/1/2025	6,024	5,809
Pool # 470300, 3.64%, 1/1/2025	4,393	4,288
Pool # AM8846, 2.68%, 5/1/2025	5,676	5,443
Pool # AM9149, 2.63%, 6/1/2025	5,858	5,609
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,564
Pool # AM4660, 3.77%, 12/1/2025	4,960	4,839
Pool # AN0767, 3.18%, 1/1/2026	7,793	7,501
Pool # AN1590, 2.40%, 5/1/2026	8,715	8,197
Pool # AN1413, 2.49%, 5/1/2026	20,394	19,206
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,415
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,556
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,305
Pool # 468645, 4.54%, 7/1/2026	2,060	2,065
Pool # AN2367, 2.46%, 8/1/2026	5,932	5,572
Pool # 468927, 4.77%, 8/1/2026	4,984	5,021
Pool # AM6448, 3.25%, 9/1/2026	9,149	8,797
Pool # AM7062, 3.44%, 10/1/2026	7,631	7,378
Pool # AM7117, 3.14%, 12/1/2026	18,074	17,296
Pool # AM7262, 3.19%, 12/1/2026	15,659	14,952
Pool # AM7011, 3.22%, 12/1/2026	2,659	2,551
Pool # FN0029, 4.51%, 12/1/2026 (f)	5,042	5,067
Pool # AM8008, 2.94%, 2/1/2027	11,271	10,668
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,277
Pool # AM8745, 2.81%, 5/1/2027	9,046	8,486
Pool # AM8803, 2.78%, 6/1/2027	3,801	3,565
Pool # AM9087, 3.00%, 6/1/2027	15,965	15,092
Pool # AM9170, 3.00%, 6/1/2027	4,260	4,030
Pool # AM9345, 3.25%, 7/1/2027	7,171	6,842

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN7048, 2.90%, 10/1/2027	6,275	5,897
Pool # AM1469, 2.96%, 11/1/2027	3,534	3,356
Pool # AN7669, 2.83%, 12/1/2027	19,400	18,153
Pool # AN8114, 3.00%, 1/1/2028	7,536	7,101
Pool # AN8048, 3.08%, 1/1/2028	43,775	41,208
Pool # AN7943, 3.10%, 1/1/2028	14,402	13,599
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,320
Pool # AN1600, 2.59%, 6/1/2028	6,030	5,613
Pool # AN9686, 3.52%, 6/1/2028	40,550	38,939
Pool # AN9486, 3.57%, 6/1/2028	26,476	25,469
Pool # AN2005, 2.73%, 7/1/2028	9,482	8,751
Pool # 387806, 3.55%, 8/1/2028	15,289	14,698
Pool # 109782, 3.55%, 9/1/2028	41,722	40,106
Pool # BL0919, 3.82%, 9/1/2028	18,412	17,927
Pool # BL1040, 3.81%, 12/1/2028	42,090	40,889
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,697
Pool # BL1435, 3.53%, 1/1/2029	23,375	22,409
Pool # BL4317, 2.27%, 9/1/2029	4,559	4,067
Pool # AN6846, 2.93%, 10/1/2029	13,173	12,170
Pool # BL4333, 2.52%, 11/1/2029	40,806	36,619
Pool # AM8123, 2.92%, 2/1/2030	7,532	6,986
Pool # AM7785, 3.17%, 2/1/2030	5,791	5,448
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,444
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,731
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,051
Pool # AM8544, 3.08%, 4/1/2030	14,363	13,427
Pool # BS8225, 4.41%, 4/1/2030	15,540	15,435
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,411
Pool # AM8151, 2.94%, 5/1/2030	12,000	11,133
Pool # AN9154, 3.64%, 5/1/2030	3,998	3,837
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,318
Pool # AM9020, 2.97%, 6/1/2030	7,386	6,852
Pool # AM9154, 3.18%, 6/1/2030	8,506	7,998
Pool # BS8461, 4.27%, 6/1/2030 ‡ (g)	22,370	22,204
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,650
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,843
Pool # AN9293, 3.71%, 9/1/2030	60,000	57,286
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,088
Pool # BL0979, 4.05%, 12/1/2030	4,101	4,016
Pool # BS7921, 4.77%, 1/1/2031	9,208	9,397
Pool # AH9683, 5.00%, 4/1/2031	226	226
Pool # BS2035, 1.84%, 6/1/2031	33,900	28,053
Pool # AN1829, 2.90%, 6/1/2031	7,143	6,517
Pool # BS2422, 1.67%, 7/1/2031	36,050	29,201
Pool # BS8341, 4.62%, 7/1/2031	2,998	3,029
Pool # BL3298, 2.86%, 8/1/2031	7,000	6,269
Pool # BL4310, 2.35%, 10/1/2031	11,205	9,685
Pool # AN2625, 2.50%, 10/1/2031	9,361	8,237

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,444
Pool # BS4338, 1.82%, 1/1/2032	26,665	21,775
Pool # BS4030, 1.96%, 1/1/2032	20,000	16,614
Pool # BS3869, 2.00%, 1/1/2032	36,000	29,701
Pool # BS4200, 2.05%, 2/1/2032	34,650	28,718
Pool # BM7037, 1.75%, 3/1/2032 (f)	103,201	84,537
Pool # BL5789, 2.40%, 3/1/2032	12,500	10,759
Pool # BS5130, 2.55%, 4/1/2032	48,059	41,942
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,157
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,978
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,659
Pool # BS5298, 3.07%, 5/1/2032	36,743	33,067
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,042
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,009
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,685
Pool # BS6194, 4.13%, 7/1/2032	3,958	3,868
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,047
Pool # BS6258, 3.70%, 8/1/2032	8,167	7,712
Pool # BS6288, 3.89%, 8/1/2032	11,420	10,984
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,894
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,084
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,931
Pool # BS6440, 3.78%, 9/1/2032	10,642	10,116
Pool # BS6339, 3.80%, 9/1/2032	65,061	61,782
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,021
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,753
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,150
Pool # BS6915, 4.60%, 10/1/2032	36,000	36,332
Pool # BM7110, 3.88%, 11/1/2032 (f)	28,247	27,126
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,067
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,350
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,373
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,539
Pool # BS6969, 4.76%, 11/1/2032	13,935	14,185
Pool # AQ7084, 3.50%, 12/1/2032	1,370	1,317
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,456
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,640
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,185
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,676
Pool # 650236, 5.00%, 12/1/2032	4	4
Pool # BS7303, 5.34%, 12/1/2032	10,906	11,553
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,917
Pool # BS7558, 4.40%, 1/1/2033	15,134	15,050
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,371
Pool # BS7147, 4.95%, 1/1/2033	10,746	11,063
Pool # AR7484, 3.50%, 2/1/2033	1,903	1,829
Pool # BS7843, 3.90%, 2/1/2033	60,000	57,370
Pool # BS7850, 4.21%, 2/1/2033	88,000	86,207

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,497
Pool # BS8110, 4.30%, 3/1/2033	44,672	44,069
Pool # BS7786, 4.24%, 4/1/2033	39,193	38,480
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,383
Pool # BS8146, 4.55%, 4/1/2033	49,498	49,836
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,913
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,203
Pool # BS8213, 4.22%, 5/1/2033	18,635	18,269
Pool # BS8546, 4.37%, 5/1/2033	32,295	32,051
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,627
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,620
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,920
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,181
Pool # AT7117, 3.50%, 6/1/2033	782	751
Pool # BS8756, 4.14%, 6/1/2033 (g)	18,267	17,959
Pool # BS8644, 4.32%, 6/1/2033 (g)	22,338	22,408
Pool # BS8661, 4.34%, 6/1/2033 ‡ (g)	4,663	4,610
Pool # BS8665, 4.34%, 6/1/2033 ‡ (g)	5,025	4,968
Pool # BS8571, 4.43%, 6/1/2033 ‡ (g)	6,212	6,132
Pool # AN6000, 3.21%, 7/1/2033	9,537	8,690
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,548
Pool # AN9950, 3.89%, 7/1/2033	9,013	8,422
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,359
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,397
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,556
Pool # BS4824, 2.50%, 2/1/2034	60,280	50,259
Pool # 810997, 5.50%, 10/1/2034	96	94
Pool # AM7122, 3.61%, 11/1/2034	5,059	4,802
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,712
Pool # AM8474, 3.45%, 4/1/2035	4,552	4,260
Pool # AM8475, 3.45%, 4/1/2035	1,847	1,728
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,003
Pool # AM9188, 3.12%, 6/1/2035	23,000	20,598
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,527
Pool # AM9532, 3.63%, 10/1/2035	3,444	3,265
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,016
Pool # AN0375, 3.76%, 12/1/2035	3,439	3,294
Pool # 256051, 5.50%, 12/1/2035	75	76
Pool # 256128, 6.00%, 2/1/2036	13	13
Pool # 880219, 7.00%, 2/1/2036	59	59
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 920934, 6.50%, 1/1/2037	267	274
Pool # 888408, 6.00%, 3/1/2037	198	200
Pool # 888373, 7.00%, 3/1/2037	29	30
Pool # 888412, 7.00%, 4/1/2037	22	23
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,655
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,963
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,044

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 995783, 8.00%, 11/1/2037	74	75
Pool # 257209, 5.50%, 5/1/2038	87	88
Pool # MA0127, 5.50%, 6/1/2039	125	123
Pool # AL2606, 4.00%, 3/1/2042	219	204
Pool # AO7225, 4.00%, 7/1/2042	1,364	1,315
Pool # AO9352, 4.00%, 7/1/2042	1,751	1,689
Pool # AO9353, 4.00%, 7/1/2042	1,935	1,867
Pool # MA1125, 4.00%, 7/1/2042	1,308	1,262
Pool # MA1178, 4.00%, 9/1/2042	7,389	7,127
Pool # MA1213, 3.50%, 10/1/2042	3,206	3,004
Pool # MA1251, 3.50%, 11/1/2042	8,441	7,909
Pool # MA1253, 4.00%, 11/1/2042	6,146	5,929
Pool # AR1397, 3.00%, 1/1/2043	6,186	5,647
Pool # MA1328, 3.50%, 1/1/2043	1,180	1,106
Pool # AQ9999, 3.00%, 2/1/2043	3,208	2,929
Pool # MA1373, 3.50%, 3/1/2043	1,973	1,848
Pool # MA1404, 3.50%, 4/1/2043	5,810	5,443
Pool # AB9096, 4.00%, 4/1/2043	661	636
Pool # AB9196, 3.50%, 5/1/2043	1,726	1,617
Pool # AT4051, 3.50%, 5/1/2043	885	829
Pool # MA1437, 3.50%, 5/1/2043	6,556	6,148
Pool # AT5914, 3.50%, 6/1/2043	4,130	3,872
Pool # MA1463, 3.50%, 6/1/2043	8,074	7,570
Pool # AB9704, 4.00%, 6/1/2043	1,580	1,521
Pool # MA1711, 4.50%, 12/1/2043	9,151	9,034
Pool # AL6167, 3.50%, 1/1/2044	4,284	4,013
Pool # MA1759, 4.00%, 1/1/2044	2,931	2,820
Pool # MA1760, 4.50%, 1/1/2044	2,776	2,741
Pool # AV9286, 4.00%, 2/1/2044	2,267	2,181
Pool # MA1800, 4.00%, 2/1/2044	1,782	1,715
Pool # MA1828, 4.50%, 3/1/2044	7,044	6,955
Pool # MA2429, 4.00%, 10/1/2045	1,982	1,907
Pool # MA2565, 4.00%, 3/1/2046	3,013	2,899
Pool # BM5835, 3.00%, 9/1/2047	11,441	10,285
Pool # AD0523, 6.00%, 11/1/2048	207	206
Pool # BF0131, 3.50%, 8/1/2056	41,940	38,780
Pool # BF0144, 3.50%, 10/1/2056	2,742	2,533
Pool # BF0230, 5.50%, 1/1/2058	42,144	43,430
Pool # BF0341, 5.50%, 1/1/2059	18,297	18,709
Pool # BM7076, 4.00%, 4/1/2059	48,117	45,933
Pool # BM6734, 4.00%, 8/1/2059	35,233	33,460
Pool # BF0464, 3.50%, 3/1/2060	51,089	46,938
Pool # BM7075, 3.00%, 3/1/2061	79,243	69,245
Pool # BF0546, 2.50%, 7/1/2061	80,342	66,466
Pool # BF0562, 3.50%, 9/1/2061	61,829	56,425
Pool # BF0577, 2.50%, 12/1/2061 (g)	14,027	11,604
Pool # BF0590, 2.50%, 12/1/2061	18,767	15,746
Pool # BF0579, 3.00%, 12/1/2061	22,480	19,644

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0583, 4.00%, 12/1/2061	31,854	30,093
Pool # BF0586, 5.00%, 12/1/2061	15,345	15,160
Pool # BF0617, 2.50%, 3/1/2062 (g)	88,440	73,001
Pool # BF0602, 3.00%, 3/1/2062	32,127	28,074
Pool # BF0603, 3.50%, 3/1/2062	22,530	20,812
Pool # BF0604, 3.50%, 3/1/2062	36,144	32,985
Pool # BF0605, 4.00%, 3/1/2062	17,788	16,727
Pool # BF0654, 3.00%, 6/1/2062	38,356	33,517
Pool # BF0648, 3.50%, 6/1/2062	26,680	24,580
Pool # BF0655, 3.50%, 6/1/2062	48,915	44,428
Pool # BF0649, 4.00%, 6/1/2062	22,727	21,583
Pool # BF0677, 4.00%, 9/1/2062 (g)	52,950	50,022
GNMA I, 30 Year
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	1	1
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	2	2
Pool # 411829, 7.50%, 7/15/2027	4	4
Pool # 554108, 6.50%, 3/15/2028	24	25
Pool # 468149, 8.00%, 8/15/2028	2	2
Pool # 468236, 6.50%, 9/15/2028	63	65
Pool # 486537, 7.50%, 9/15/2028	12	12
Pool # 486631, 6.50%, 10/15/2028	4	4
Pool # 466406, 6.00%, 11/15/2028	10	10
Pool # 781328, 7.00%, 9/15/2031	288	300
Pool # 569568, 6.50%, 1/15/2032	249	257
Pool # 591882, 6.50%, 7/15/2032	15	15
Pool # 607645, 6.50%, 2/15/2033	55	57
Pool # 607724, 7.00%, 2/15/2033	38	39
Pool # 783123, 5.50%, 4/15/2033	1,371	1,415
Pool # 604209, 6.50%, 4/15/2033	42	43
Pool # 614546, 5.50%, 6/15/2033	11	11
Pool # 781614, 7.00%, 6/15/2033	88	94
Pool # 781689, 5.50%, 12/15/2033	49	51
Pool # 632415, 5.50%, 7/15/2034	21	22
Pool # 574710, 5.50%, 9/15/2034	18	18
Pool # 782615, 7.00%, 6/15/2035	642	674
Pool # 782025, 6.50%, 12/15/2035	253	259
Pool # 617486, 7.00%, 4/15/2037	79	79
Pool # 782212, 7.50%, 10/15/2037	126	133
Pool # BI6868, 5.00%, 3/15/2049	2,078	2,122
Pool # BM1726, 5.00%, 3/15/2049	1,890	1,934
Pool # CO1894, 4.50%, 7/15/2052	7,661	7,571
GNMA II
Pool # CE5521, ARM, 6.19%, 8/20/2071 (f)	12,107	12,448
Pool # CE5523, ARM, 6.34%, 8/20/2071 (f)	18,619	19,171
Pool # CE9356, ARM, 6.08%, 9/20/2071 (f)	8,749	8,899
Pool # CE5537, ARM, 6.20%, 9/20/2071 (f)	33,658	34,612

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE5533, ARM, 6.25%, 9/20/2071 (f)	37,535	38,601
Pool # CE5536, ARM, 6.28%, 9/20/2071 (f)	31,935	32,897
Pool # CE5544, ARM, 6.18%, 10/20/2071 (f)	35,192	36,134
Pool # CE5550, ARM, 6.19%, 10/20/2071 (f)	17,944	18,425
Pool # CE5552, ARM, 6.19%, 11/20/2071 (f)	35,091	36,054
Pool # CK2783, ARM, 6.17%, 2/20/2072 (f)	86,508	88,790
Pool # CK2789, ARM, 6.20%, 2/20/2072 (f)	33,106	34,022
Pool # CM0227, ARM, 6.22%, 2/20/2072 (f)	29,974	30,809
Pool # CM0228, ARM, 6.49%, 2/20/2072 (f)	21,561	22,431
Pool # CL8129, ARM, 6.12%, 3/20/2072 (f)	20,173	20,630
Pool # CK2802, ARM, 6.14%, 3/20/2072 (f)	26,830	27,507
Pool # CK2794, ARM, 6.18%, 3/20/2072 (f)	44,508	45,715
Pool # CK2791, ARM, 6.19%, 3/20/2072 (f)	41,446	42,620
Pool # CK2800, ARM, 6.19%, 3/20/2072 (f)	23,603	24,258
Pool # CM0234, ARM, 6.20%, 3/20/2072 (f)	31,412	32,266
Pool # CK2793, ARM, 6.21%, 3/20/2072 (f)	41,157	42,341
Pool # CM9946, ARM, 6.22%, 3/20/2072 (f)	18,166	18,667
Pool # CK2803, ARM, 6.14%, 4/20/2072 (f)	42,653	43,753
Pool # BL8377, ARM, 6.21%, 4/20/2072 (f)	36,575	37,656
Pool # CN0126, ARM, 6.22%, 5/20/2072 (f)	35,532	36,533
Pool # CN7634, ARM, 6.26%, 6/20/2072 (f)	26,468	27,342
Pool # 786250, ARM, 6.41%, 6/20/2072 (f)	40,083	41,768
Pool # CL8191, ARM, 6.37%, 7/20/2072 (f)	20,864	21,665
Pool # CO0363, ARM, 6.37%, 7/20/2072 (f)	29,313	30,525
Pool # 786556, 4.64%, 1/20/2073 (f)	42,902	41,247
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	2	2
Pool # 2006, 8.50%, 5/20/2025	2	2
Pool # 2141, 8.00%, 12/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	3	3
Pool # 2270, 8.00%, 8/20/2026	3	3
Pool # 2285, 8.00%, 9/20/2026	3	3
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2499, 8.00%, 10/20/2027	6	7
Pool # 2512, 8.00%, 11/20/2027	6	6
Pool # 2525, 8.00%, 12/20/2027	4	4
Pool # 2549, 7.50%, 2/20/2028	4	4
Pool # 2562, 6.00%, 3/20/2028	15	15
Pool # 2646, 7.50%, 9/20/2028	12	12
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	266	273
Pool # 4224, 7.00%, 8/20/2038	62	66
Pool # 4245, 6.00%, 9/20/2038	1,677	1,759
Pool # 783389, 6.00%, 8/20/2039	803	844
Pool # 783444, 5.50%, 9/20/2039	454	463
Pool # 783967, 4.25%, 12/20/2044	4,466	4,384
Pool # AK8791, 3.75%, 7/20/2045	1,466	1,397

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD0481, 4.00%, 12/20/2047	1,503	1,444
Pool # BD0484, 4.50%, 12/20/2047	5,777	5,623
Pool # BE0207, 4.50%, 2/20/2048	4,446	4,337
Pool # BE0208, 4.50%, 2/20/2048	5,497	5,370
Pool # BE5169, 4.50%, 2/20/2048	5,375	5,260
Pool # BA7567, 4.50%, 5/20/2048	1,728	1,674
Pool # BG6360, 5.00%, 5/20/2048	7,213	7,341
Pool # BF2574, 5.50%, 5/20/2048	131	133
Pool # BI0728, 5.00%, 7/20/2048	7,883	8,028
Pool # BD0551, 4.50%, 8/20/2048	2,203	2,165
Pool # BI5288, 5.00%, 8/20/2048	9,370	9,488
Pool # BI5289, 5.00%, 8/20/2048	14,132	14,313
Pool # AY2411, 4.25%, 9/20/2048	3,517	3,391
Pool # 784598, 5.00%, 9/20/2048	10,255	10,452
Pool # 784626, 4.50%, 10/20/2048	1,307	1,279
Pool # BK2586, 5.00%, 11/20/2048	1,452	1,460
Pool # BJ7082, 5.00%, 12/20/2048	514	513
Pool # BJ7085, 5.00%, 12/20/2048	1,135	1,154
Pool # BK7169, 5.00%, 12/20/2048	6,613	6,638
Pool # BK8878, 4.50%, 2/20/2049	2,524	2,470
Pool # BK7189, 5.00%, 2/20/2049	6,435	6,485
Pool # BJ9972, 5.50%, 2/20/2049	1,354	1,373
Pool # BK7198, 4.50%, 3/20/2049	2,843	2,766
Pool # BK7199, 5.00%, 3/20/2049	1,321	1,332
Pool # BL8042, 5.00%, 3/20/2049	6,582	6,637
Pool # BL9333, 5.00%, 3/20/2049	2,865	2,920
Pool # BG0079, 5.50%, 3/20/2049	830	842
Pool # BL6756, 5.50%, 3/20/2049	309	310
Pool # BJ1322, 5.00%, 4/20/2049	4,529	4,657
Pool # BJ9622, 5.00%, 4/20/2049	2,270	2,266
Pool # BK7209, 5.00%, 4/20/2049	6,109	6,174
Pool # BL6758, 5.50%, 4/20/2049	1,162	1,175
Pool # BM9664, 4.50%, 5/20/2049	7,414	7,335
Pool # BM9683, 5.00%, 6/20/2049	15,313	15,489
Pool # BO2880, 5.00%, 6/20/2049	435	433
Pool # BN3950, 5.50%, 6/20/2049	2,186	2,214
Pool # BN2629, 4.00%, 7/20/2049	12,321	12,013
Pool # BI0926, 5.00%, 7/20/2049	873	877
Pool # BI0927, 5.00%, 7/20/2049	606	603
Pool # BM2186, 5.00%, 7/20/2049	608	611
Pool # BM2187, 5.00%, 7/20/2049	311	308
Pool # BO2871, 5.00%, 7/20/2049	374	372
Pool # BO2872, 5.00%, 7/20/2049	978	986
Pool # BO2878, 5.00%, 7/20/2049	626	630
Pool # BO2879, 5.00%, 7/20/2049	659	655
Pool # BO3162, 5.00%, 7/20/2049	46,279	48,086
Pool # BO3173, 5.00%, 7/20/2049	1,178	1,173
Pool # BO3174, 5.00%, 7/20/2049	361	358

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO3175, 5.00%, 7/20/2049	221	225
Pool # BO8226, 5.00%, 7/20/2049	388	385
Pool # BO8229, 5.00%, 7/20/2049	5,694	5,832
Pool # BO8235, 5.00%, 7/20/2049	649	646
Pool # BO8236, 5.00%, 7/20/2049	430	427
Pool # BP4243, 5.00%, 8/20/2049	11,305	11,469
Pool # BN2649, 3.50%, 9/20/2049	3,649	3,407
Pool # BM9713, 4.50%, 9/20/2049	2,482	2,421
Pool # BP4337, 4.50%, 9/20/2049	15,254	15,240
Pool # BQ3224, 4.50%, 9/20/2049	13,670	13,391
Pool # 784810, 5.00%, 9/20/2049	13,088	13,021
Pool # BM9734, 4.00%, 10/20/2049	3,792	3,660
Pool # 784847, 4.50%, 11/20/2049	21,484	20,874
Pool # BQ8694, 4.50%, 11/20/2049	861	851
Pool # BQ8696, 4.50%, 11/20/2049	917	909
Pool # BR2686, 4.50%, 11/20/2049	2,143	2,096
Pool # BR2687, 4.50%, 11/20/2049	4,220	4,155
Pool # BR2688, 4.50%, 11/20/2049	2,415	2,370
Pool # BR2689, 4.50%, 11/20/2049	3,320	3,309
Pool # BR2739, 4.50%, 11/20/2049	1,612	1,615
Pool # BR2756, 4.50%, 11/20/2049	2,127	2,108
Pool # BR2757, 4.50%, 11/20/2049	2,183	2,157
Pool # BR3820, 4.50%, 11/20/2049	350	341
Pool # BR3821, 4.50%, 11/20/2049	938	914
Pool # BS0953, 4.50%, 11/20/2049	1,744	1,748
Pool # BQ4131, 3.50%, 12/20/2049	13,176	12,415
Pool # BI0940, 4.50%, 12/20/2049	626	613
Pool # BQ3796, 4.50%, 12/20/2049	2,224	2,210
Pool # BR2730, 4.50%, 12/20/2049	777	760
Pool # BR2731, 4.50%, 12/20/2049	705	693
Pool # BR2732, 4.50%, 12/20/2049	1,266	1,274
Pool # BR2755, 4.50%, 12/20/2049	1,129	1,104
Pool # BR3822, 4.50%, 12/20/2049	876	853
Pool # BR3823, 4.50%, 12/20/2049	1,196	1,180
Pool # BR3824, 4.50%, 12/20/2049	1,141	1,138
Pool # BS0951, 4.50%, 12/20/2049	1,876	1,842
Pool # BS0952, 4.50%, 12/20/2049	1,335	1,323
Pool # BQ4132, 3.50%, 1/20/2050	5,359	5,005
Pool # BQ4133, 3.50%, 1/20/2050	5,693	5,337
Pool # BR1548, 3.50%, 1/20/2050	3,938	3,804
Pool # BS8380, 4.50%, 2/20/2050	3,490	3,525
Pool # BP8085, 3.00%, 3/20/2050	4,122	3,709
Pool # BR3892, 4.00%, 3/20/2050	10,059	9,561
Pool # BT8094, 4.00%, 4/20/2050	1,125	1,074
Pool # BT8095, 4.00%, 4/20/2050	5,896	5,631
Pool # BT8096, 4.00%, 4/20/2050	7,989	7,630
Pool # BT8097, 4.00%, 4/20/2050	8,065	7,778
Pool # BT8098, 4.00%, 4/20/2050	9,505	9,197

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BT8099, 4.00%, 4/20/2050	7,614	7,404
Pool # BW7042, 3.50%, 9/20/2050	20,510	19,023
Pool # 785294, 3.50%, 1/20/2051	58,162	52,505
Pool # MA7534, 2.50%, 8/20/2051	256,659	224,515
Pool # MA7649, 2.50%, 10/20/2051	37,496	32,822
Pool # CH9031, 3.50%, 10/20/2051	22,347	20,725
Pool # CI9257, 3.50%, 11/20/2051	26,670	24,733
Pool # CK1527, 3.50%, 12/20/2051	7,541	7,040
Pool # CK1600, 4.00%, 1/20/2052	16,731	15,953
Pool # CK7137, 4.00%, 1/20/2052	29,769	27,695
Pool # 786362, 3.00%, 2/20/2052	38,797	33,998
Pool # CL2553, 4.00%, 2/20/2052	19,791	18,412
Pool # CM2213, 3.00%, 3/20/2052	8,195	7,373
Pool # CL2574, 4.00%, 3/20/2052	12,382	11,520
Pool # CL2575, 4.00%, 3/20/2052	6,090	5,789
Pool # CM1194, 4.00%, 4/20/2052	14,740	13,713
Pool # MA8200, 4.00%, 8/20/2052	160,652	152,637
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	537	516
Pool # 4285, 6.00%, 11/20/2038	11	12
Pool # AD0862, 3.75%, 1/20/2039	946	898
Pool # 784879, 4.13%, 11/20/2069 (f)	13,832	12,985
Pool # 785137, 3.09%, 8/20/2070 (f)	17,894	15,762
Pool # 785183, 2.93%, 10/20/2070 (f)	34,416	30,390
Pool # 785863, 3.09%, 12/20/2071 (f)	12,338	10,806
Total Mortgage-Backed Securities (Cost $7,995,145)		7,547,570
Asset-Backed Securities — 13.0%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.94%, 12/26/2044 (b) (f)	1,460	1,400
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	57,197	53,337
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	5,083	4,884
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (b)	3,222	3,221
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (b)	26,645	26,600
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	7,804	7,321
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,556	3,318
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	6,621	5,849
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	6,381	5,433
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	232	206
Series 2015-2, Class A, 4.00%, 9/22/2027	10,193	9,176
Series 2016-2, Class A, 3.65%, 6/15/2028	5,037	4,344
Series 2016-3, Class AA, 3.00%, 10/15/2028	8,157	7,200
Series 2017-2, Class A, 3.60%, 10/15/2029	8,147	6,892
Series 2021-1, Class B, 3.95%, 7/11/2030	11,537	10,092
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (b)	588	585
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	14,000	14,346

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	10,577	10,262
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (b)	2,400	2,343
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	8,100	7,948
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,184
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	8,422	8,160
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,661
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	16,970	16,784
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	15,453	14,866
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	7,420	7,276
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (b)	1,415	1,389
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	40,100	37,282
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	2,949	2,747
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (b)	15,495	14,443
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	12,912	12,154
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	9,600	8,742
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	20,000	17,933
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (b)	19,000	17,010
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (b)	7,800	6,998
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	25,246
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	19,750
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	19,737
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	1,890	1,864
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	3,750	3,526
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	2,750	2,404
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (b)	31,250	29,249
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	22,463
Bridge Trust Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (b)	17,966	16,749
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	6,196	5,674
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	9,950	8,834
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	8,366	7,212
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	7,568	7,157
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	32,294	29,711
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	3,324	2,946
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	68,652	65,877
Caerus Uinta Abs I LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	19,104	19,286
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	28,656	29,183
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	37,593	36,465
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	40,654	39,536
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	12,211	10,486
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,694	5,085

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,941	4,942
CART Series 2019-1-RR A, 3.25%, 10/15/2024 ‡	173	173
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (e)	38,507	34,120
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	73,400	68,776
Chase Funding Trust
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (e)	608	580
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (e)	1,207	1,173
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 (e)	708	696
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,055
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 8.74%, 12/15/2024 (b) (f)	17,631	17,685
Series 2021-1, Class A1Y, 8.74%, 12/15/2024 (b) (f)	3,919	3,919
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	60,885	58,999
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.31%, 6/25/2040 (b) (f)	2,388	125
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	5,250	4,743
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	4,879
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	20,927	19,739
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	10,000	10,255
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	12,000	11,509
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	41,989
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	50,152
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	42,250	42,238
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	5,100	5,212
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	33,370
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	2,884	2,839
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,358
CVS Pass-Through Trust, 6.94%, 1/10/2030	740	767
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.89%, 3/25/2034 (f)	49	48
Series 2004-1, Class M2, 5.96%, 3/25/2034 (f)	40	40
Series 2004-1, Class 3A, 5.70%, 4/25/2034 (f)	220	200
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.04%, 10/25/2034 (f)	59	57
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	42,579	41,906
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	7,594	7,498
DT Auto Owner Trust
Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	5,189	5,066
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	15,250	15,702
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	46,500	48,486
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,503
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,337
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	1,444	1,396
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	974	939
Exeter Automobile Receivables Trust
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	755	753
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	7,958	7,864

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	15,549	15,189
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,675
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	22,765
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	39,844
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,739
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,416
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,877
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	4,975	4,777
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	32,340	31,878
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	22,316	22,230
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (b)	6,450	5,858
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (b)	11,250	10,290
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	57,000	51,997
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	6,530
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	12,429
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	12,500	10,652
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (b)	36,486	34,077
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	50,000	44,160
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (b)	11,330	12,070
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 (b) (f)	116,200	110,390
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	56,650	51,139
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	43,050	37,096
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	51,910	44,706
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	65,000	60,701
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	39,351
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,190	80,599
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	3,940	3,872
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	18,219
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	17,184	16,517
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	900	846
FREED ABS Trust
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (b)	326	326
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (b)	8,000	7,982
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (b)	24,000	24,089
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (b)	14,500	14,808
Freedom Frn Series 2021-SAVF1, 4.90%, 3/22/2024 ‡ (f)	30,476	29,698
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	76	63
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	15,905	15,681
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	19,241
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	118	117
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	20,567	17,196
Series 2023-1A, 5.90%, 1/17/2061 ‡ (b)	55,192	52,416

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (b)	8,807	7,823
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	2,599	2,308
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	12,205	10,748
Harvest SBA Loan Trust Series 2021-1, Class A, 7.14%, 4/25/2048 ‡ (b) (f)	4,419	4,345
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	8,549	7,637
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	10,800	9,942
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	3,949	3,497
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	860	827
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	3,130	2,773
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (b)	943	847
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (b)	1,964	1,803
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	6,966	6,351
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	570	561
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	6,468	6,066
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	11,429	11,090
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	39,506	32,878
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,415	7,755
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	41,849	35,177
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (b)	13,250	13,180
INVH Mezzanin Frn Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	34,650
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	1,998	2,000
Series 2020-1, Class B, 7.75%, 11/15/2028	4,435	4,450
Jonah, 7.80%, 11/10/2037 ‡ (b)	41,716	41,066
Jonah Energy Abs I LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	33,656	33,293
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.00%, 9/25/2026 (b) (f)	207	—
Series 2014-1, Class A, IO, 1.63%, 10/25/2032 (b) (f)	7,568	237
Series 2012-4, Class A, IO, 0.75%, 9/25/2037 (b) (f)	13,209	280
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 (b) (f)	8,894	164
Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (b) (f)	8,181	280
Series 2012-6, Class A, IO, 0.57%, 5/25/2039 (b) (f)	7,861	95
Series 2014-2, Class A, IO, 3.74%, 4/25/2040 (b) (f)	1,985	101
Series 2015-2, Class A, IO, 3.02%, 7/25/2041 (b) (f)	2,266	234
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	5,400	5,257
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (b)	32,938	32,322
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.36%, 12/15/2026 ‡ (b) (f)	14,632	14,580
Series 2020-VFN1, Class A2B1, 9.36%, 12/15/2026 ‡ (b) (f)	5,297	5,289
Lendmark Funding Trust
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	7,863
Series 2022-1A, Class D, 8.16%, 7/20/2032 (b)	27,660	26,959

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LFT CRE Ltd. Series 2021-FL1, Class C, 7.06%, 6/15/2039 (b) (f)	29,810	26,921
LMREC LLC Series 2021-CRE4, Class A, 6.18%, 4/22/2037 (b) (f)	8,551	8,389
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 5.89%, 2/25/2034 (f)	597	571
Series 2004-3, Class M1, 5.99%, 7/25/2034 (f)	229	219
LP LMS Asset Securitization Trust
3.23%, 10/15/2028 ‡	5,530	5,501
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (b)	30,873	30,995
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	7,401	7,330
Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	9,833
Series 2022-AA, Class B, 7.20%, 10/20/2037 (b)	17,850	17,925
Marlette Funding Trust
Series 2022-2A, Class B, 5.50%, 8/15/2032 (b)	13,500	13,323
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	10,764	10,759
Series 2023-2A, Class B, 6.54%, 6/15/2033 (b)	18,255	18,202
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (b)	47,500	47,449
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	3,369	3,291
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	4,588	4,337
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	782	741
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	20,257	18,757
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	32,433	29,128
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	43,908	39,809
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,777
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,018
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,384
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	10,881
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Class A3, 4.71%, 5/1/2052	11,680	11,245
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030 ‡	1,113	1,111
Series 2018, Class B, 4.61%, 2/9/2030 ‡	348	347
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	21,115	20,703
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	17,704	16,876
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	24,016	23,889
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	38,800	35,215
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	26,300	25,538
Series 2022-A, Class B, 5.25%, 6/9/2031 (b)	13,299	12,418
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	8,000	7,250
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 (b)	4,024	3,836
Pendoor Proper, Zero Coupon, 2/15/2026 ‡ (b)	68,650	64,531
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.22%, 5/25/2027 (b) (f)	60,745	60,789
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (b)	8,700	8,756
Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	5,800	5,864

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	19,170	17,878
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	36,243	33,455
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (b) (e)	19,539	18,078
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	39,372	37,344
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (e)	23,009	21,527
Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	43,043
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	50,473
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	27,421	25,631
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	16,700	14,652
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,559	6,607
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	40,064
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	9,712
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	19,743
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	46,299
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	12,757
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	18,827
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (b)	37,541	36,474
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.75%, 12/27/2044 (b) (f)	7,890	7,549
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	16,100	15,432
Series 2022-2B, Class B, 8.51%, 11/17/2032 (b)	17,183	17,496
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	27
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	3,353	2,939
RMIP Series 2019-1B, Zero Coupon, 8/25/2023 ‡	6,477	6,370
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	37,808
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,005
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,731
SART
Series 2018-1, 4.76%, 6/15/2025 ‡	8,547	8,449
Series 2A, 2.74%, 4/15/2026 ‡	805	802
Series 3, 2.50%, 7/15/2027 ‡	1,857	1,841
SART CRR Series 4A, 2.51%, 10/15/2024 ‡	2,119	2,024
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (b)	11,735	10,498
Series 2022-2A, Class B, 6.50%, 2/20/2032 (b)	15,677	15,847
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	19,930	19,181
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	378	302
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (b)	3,231	3,053
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	3,951	3,687
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	14,315	14,255
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	7,850	7,850
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,152	2,793
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (b) (e)	21,626	19,711

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 (e)	78	77
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 (e)	62	62
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	30	27
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	171	88
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	31,173	31,875
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	28,325	29,342
Tricolor Auto Securitization Trust
Series 2022-1A, Class B, 4.34%, 5/15/2025 (b)	3,367	3,314
Series 2022-1A, Class C, 4.71%, 8/15/2025 (b)	3,495	3,430
Series 2022-1A, Class D, 5.38%, 1/15/2026 (b)	6,285	6,078
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,305
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,005
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	1,584	1,551
Series 2013-1, Class A, 4.30%, 8/15/2025	14,945	14,299
Series 2016-2, Class B, 3.65%, 10/7/2025	15,114	14,093
Series 2016-1, Class B, 3.65%, 1/7/2026	1,720	1,594
Series 2018-1, Class B, 4.60%, 3/1/2026	14,363	13,566
Series 2014-1, Class A, 4.00%, 4/11/2026	4,408	4,186
Series 2014-2, Class A, 3.75%, 9/3/2026	8,239	7,693
Series 2019-2, Class B, 3.50%, 5/1/2028	7,968	7,252
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,058	1,856
Series 2016-1, Class A, 3.45%, 7/7/2028	19,519	16,921
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,277	1,128
Series 2016-2, Class A, 3.10%, 10/7/2028	14,810	12,726
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,001	14,420
Series 2018-1, Class A, 3.70%, 3/1/2030	1,992	1,738
Series 2019-1, Class AA, 4.15%, 8/25/2031	12,620	11,646
Series 2019-1, Class A, 4.55%, 8/25/2031	11,416	10,309
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,443	5,452
United Auto Credit Securitization Trust
Series 2022-2, Class B, 5.41%, 12/10/2025 (b)	4,500	4,453
Series 2022-2, Class C, 5.81%, 5/10/2027 (b)	1,927	1,906
Series 2023-1, Class C, 6.28%, 7/10/2028 (b)	8,000	7,941
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	40,000	40,000
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	2,587	2,482
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	18,129	18,069
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 (b)	40,434	28,822
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	21,011	19,902
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (b) (e)	13,077	11,900
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,582	110,040
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (e)	7,149	6,573
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (b) (e)	10,436	9,570

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	37,075	33,712
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	44,797	41,529
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	38,247	34,977
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	15,086	14,162
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	54,022	50,979
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	41,375	38,050
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (b)	3,063	2,936
Westgate Resorts LLC
Series 2020-1A, Class B, 3.96%, 3/20/2034 (b)	11,059	10,810
Series 2023-1A, Class A, 5.84%, 12/20/2037 ‡ (b)	22,000	21,917
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	42,655	39,444
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	70,808
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	19,078
WH Master Fund Frn, 9.65%, 11/15/2024 ‡ (b)	30,410	30,106
WILMA, 7.95%, 3/27/2029 ‡	33,804	33,635
Total Asset-Backed Securities (Cost $5,204,308)		4,975,104
Commercial Mortgage-Backed Securities — 6.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (b) (f)	21,000	16,800
Series 2018-20TS, Class E, 3.10%, 5/15/2035 (b) (f)	13,399	10,123
ACR Series TL-2021A3.75%, 11/15/2026 ‡ (b)	37,000	32,930
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class D, 3.60%, 4/14/2033 (b) (f)	5,875	5,205
Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	7,700	5,381
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK30, PO, 6/27/2045 ‡ (b)	1,316	1,310
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	43,859
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.95%, 1/12/2045 (b) (f)	464	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,242
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.65%, 2/28/2025 (b) (f)	13,760	12,626
Series 2021-FRR1, Class BKW1, 1.64%, 1/29/2026 (b) (f)	14,340	12,262
Series 2021-FRR1, Class AKW1, 1.94%, 1/29/2026 (b) (f)	16,010	14,282
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (f)	14,570	12,987
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	15,761
Series 2021-FRR1, Class AK58, 2.33%, 9/29/2029 (b) (f)	28,730	25,441
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (b) (f)	720	2
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,080
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (f)	53,745	48,895
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,075
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (b)	14,250	13,186
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,398
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	8,852
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	16,800
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 (b) (f)	15,593	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,230
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	12,116
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (f)	4,000	3,586
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	13,313	12,493
Series KJ17, Class A2, 2.98%, 11/25/2025	15,559	15,017
Series K737, Class AM, 2.10%, 10/25/2026	24,520	22,685
Series K061, Class AM, 3.44%, 11/25/2026 (f)	20,000	19,335
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,168
Series K066, Class A2, 3.12%, 6/25/2027	8,171	7,807
Series K070, Class A2, 3.30%, 11/25/2027 (f)	17,323	16,633
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,166
Series K072, Class AM, 3.50%, 12/25/2027 (f)	19,000	18,291
Series W5FX, Class AFX, 3.21%, 4/25/2028 (f)	21,769	20,523
Series K081, Class A2, 3.90%, 8/25/2028 (f)	13,531	13,299
Series K082, Class AM, 3.92%, 9/25/2028 (f)	12,035	11,783
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,050
Series K088, Class A2, 3.69%, 1/25/2029	355	345
Series K115, Class XAM, IO, 1.55%, 7/25/2030 (f)	44,581	4,037
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (f)	21,865	1,545
Series K137, Class AM, 1.98%, 12/25/2031 (f)	29,800	24,591
Series K138, Class AM, 1.89%, 1/25/2032	22,150	18,064
Series K142, Class A2, 2.40%, 3/25/2032	58,400	50,089
Series K145, Class A2, 2.58%, 5/25/2032	40,795	35,430
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,198
Series K-150, Class AM, 3.52%, 9/25/2032 (f)	25,000	23,267
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	50,460	47,954
Series K-151, Class A2, 3.80%, 10/25/2032 (f)	100,650	96,297
Series K-153, Class A2, 3.82%, 12/25/2032 (f)	75,000	71,803
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,046
Series Q013, Class APT2, 1.17%, 5/25/2050 (f)	14,378	12,821
Series K146, Class AM, 2.92%, 6/25/2054	27,000	23,876
Series K145, Class AM, 2.58%, 6/25/2055	42,900	36,995
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	4,781	4,713
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	3,740	3,677
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	5,546	5,379
Series 2015-M1, Class A2, 2.53%, 9/25/2024	7,992	7,698
Series 2015-M7, Class A2, 2.59%, 12/25/2024	4,628	4,441
Series 2015-M2, Class A3, 3.01%, 12/25/2024 (f)	8,287	8,010
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (f)	8,625	8,276
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (f)	38,520	36,962
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (f)	92,013	85,659
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (f)	8,204	7,610
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	39,416	37,533
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	27,968	26,572
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	29,549	27,828

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (f)	9,271	8,766
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (f)	20,865	19,505
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (f)	19,672	18,587
Series 2018-M9, Class APT2, 3.11%, 4/25/2028 (f)	80,787	76,314
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (f)	31,999	30,714
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	45,168	43,164
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (f)	30,500	29,500
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	7,857	6,948
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (f)	49,134	3,347
Series 2017-M5, Class A2, 3.07%, 4/25/2029 (f)	5,673	5,325
Series 2019-M7, Class A2, 3.14%, 4/25/2029	34,794	32,713
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,648	13,605
Series 2020-M5, Class A2, 2.21%, 1/25/2030	40,793	35,688
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	15,645	14,475
Series 2020-M50, Class A1, 0.67%, 10/25/2030	8	8
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	10,781
Series 2020-M50, Class X1, IO, 1.83%, 10/25/2030 (f)	171,357	11,645
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	28,657	23,247
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (f)	45,000	36,518
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	48,740	40,711
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	60,253	52,421
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	56,250	53,462
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	12,159	11,446
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (f)	146,684	12,629
Series 2022-M5, Class A1, 2.37%, 1/1/2034 (f)	16,159	14,497
Series 2019-M10, Class X, IO, 0.89%, 5/25/2049 (f)	87,376	4,622
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.74%, 7/25/2024 (b) (f)	27,500	26,644
Series 2018-KSL1, Class B, 3.86%, 11/25/2025 (b) (f)	10,011	9,261
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (f)	5,645	5,020
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (b) (f)	13,500	11,518
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (b) (f)	5,000	4,176
Series 2015-K44, Class B, 3.72%, 1/25/2048 (b) (f)	769	741
Series 2015-K45, Class B, 3.61%, 4/25/2048 (b) (f)	11,025	10,596
Series 2015-K47, Class B, 3.59%, 6/25/2048 (b) (f)	5,000	4,790
Series 2015-K51, Class B, 3.95%, 10/25/2048 (b) (f)	10,000	9,635
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (f)	8,451	8,081
Series 2017-K67, Class B, 3.95%, 9/25/2049 (b) (f)	10,500	9,876
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (f)	8,000	7,701
Series 2017-K63, Class B, 3.88%, 2/25/2050 (b) (f)	20,000	18,860
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (f)	6,000	5,335
Series 2019-K90, Class B, 4.32%, 2/25/2052 (b) (f)	8,500	7,969
Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (f)	10,000	9,282
GAM Re-REMIC TRUST Series 2021-FRR2, Class BK44, 1.73%, 9/27/2051 (b) (f)	21,129	18,895
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	34,071
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 1.98%, 12/27/2046 (b) (f)	14,610	14,173
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 (b) (f)	6,569	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2006-CB15, Class X1, IO, 0.55%, 6/12/2043 (f)	1,135	—
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (f)	6,368	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,042
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.27%, 4/15/2038 (b) (f)	15,700	15,108
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	35,303
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	69,642
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	40,900	38,855
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,225
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	23,936	19,593
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	7,701
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	54,356
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	492	461
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.52%, 5/10/2063 (b) (f)	6,678	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (f)	2,496	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,350
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 3.98%, 3/15/2045 (b) (f)	2,500	1,725
Total Commercial Mortgage-Backed Securities (Cost $2,546,044)		2,375,018
Collateralized Mortgage Obligations — 5.9%
Alexan Kendry, 4.66%, 1/1/2029 ‡ (g)	1,184	1,183
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,285	2,263
Series 2005-1CB, Class 1A6, IF, IO, 1.96%, 3/25/2035 (f)	694	46
Series 2005-22T1, Class A2, IF, IO, 0.00%, 6/25/2035 (f)	3,635	257
Series 2005-20CB, Class 3A8, IF, IO, 0.00%, 7/25/2035 (f)	2,602	106
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,016	879
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	45	21
Series 2005-37T1, Class A2, IF, IO, 0.00%, 9/25/2035 (f)	11,853	655
Series 2005-54CB, Class 1A2, IF, IO, 0.00%, 11/25/2035 (f)	3,323	138
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	841	661
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	12	10
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	395	354
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (f)	2	2
Aml-prop CAP 2022-e Frn, 6.45%, 11/15/2024 ‡	22,012	21,792
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (b)	41,454	39,615
Anover Mission Gorg, 4.60%, 1/1/2029 ‡ (g)	9,030	9,013
Anover Mission Val, 4.66%, 1/1/2029 ‡ (g)	9,425	9,416
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (b) (e)	39,536	39,126
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (f)	231	121
Baml PIMCO Frn, Zero Coupon, 6/15/2024 ‡	19,838	19,639
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	106	74
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	88	88
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	149	127
Series 2005-7, Class 30, PO, 11/25/2035	81	80
Series 2005-8, Class 30, PO, 1/25/2036	28	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-1, Class X, PO, 1/25/2036	30	17
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.75%, 4/25/2033 (f)	16	15
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡ (f)	18,339	18,156
Bastion Funding I LLC, 7.12%, 4/25/2038 ‡	25,000	25,000
Bear Stearns ARM Trust
Series 2003-2, Class A5, 4.32%, 1/25/2033 (b) (f)	427	416
Series 2003-7, Class 3A, 4.57%, 10/25/2033 (f)	19	17
Series 2004-2, Class 14A, 3.87%, 5/25/2034 (f)	185	171
Series 2006-1, Class A1, 6.80%, 2/25/2036 (f)	468	447
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	15	11
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	23	17
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (b) (f)	12,653	12,193
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 4.14%, 6/25/2035 (f)	156	150
Series 2007-A2, Class 1A1, 4.52%, 6/25/2035 (f)	57	55
Series 2007-A1, Class 2A1, 4.11%, 2/25/2037 (f)	210	197
Series 2007-A1, Class 1A3, 4.21%, 2/25/2037 (f)	107	104
Series 2007-A1, Class 9A1, 4.29%, 2/25/2037 (f)	116	110
Series 2007-A1, Class 7A1, 4.30%, 2/25/2037 (f)	23	23
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	7
Series 2002-18, PO, 11/25/2032	38	28
Series 2004-3, Class A26, 5.50%, 4/25/2034	112	108
Series 2004-3, Class A4, 5.75%, 4/25/2034	76	73
Series 2004-HYB1, Class 2A, 4.39%, 5/20/2034 (f)	58	53
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (f)	239	220
Series 2004-7, Class 2A1, 4.60%, 6/25/2034 (f)	33	30
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	489	486
Series 2004-HYB6, Class A3, 3.99%, 11/20/2034 (f)	191	177
Series 2005-14, Class A2, 5.50%, 7/25/2035	83	45
Series 2005-16, Class A23, 5.50%, 9/25/2035	45	29
Series 2005-22, Class 2A1, 3.50%, 11/25/2035 (f)	780	615
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	172	154
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (f)	125	124
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.16%, 9/25/2033 (b) (f)	446	437
Series 2004-UST1, Class A6, 4.29%, 8/25/2034 (f)	43	39
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	1,777	1,678
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	13	9
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	17	17
Series 2003-1, Class 2, PO, 10/25/2033	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033	9	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	50	46
Series 2005-1, Class 2A1A, 2.99%, 2/25/2035 (f)	151	119
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	438	430

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-5, Class 1A2, 4.33%, 8/25/2035 (f)	375	310
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M2, 8.32%, 1/25/2043 (b) (f)	17,575	17,789
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (f)	395	391
Series 2003-AR15, Class 3A1, 4.73%, 6/25/2033 (f)	50	47
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	203	196
Series 2003-23, Class 1P, PO, 10/25/2033	202	144
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	10	10
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	153	150
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	484	476
Series 2005-9, Class AP, PO, 10/25/2035	36	26
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	845	92
Series 2005-10, Class AP, PO, 11/25/2035	40	26
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	20,700	19,248
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (f)	17,372	16,530
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (f)	20,759	19,966
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 ‡ (b) (e)	24,827	23,702
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	4,471	4,757
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.96%, 2/25/2020 (f)	36	35
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (f)	27,216	22,581
FHLMC - GNMA
Series 24, Class ZE, 6.25%, 11/25/2023	1	1
Series 29, Class L, 7.50%, 4/25/2024	11	11
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,204	1,266
Series R007, Class ZA, 6.00%, 5/15/2036	1,608	1,678
FHLMC, REMIC
Series 2033, Class J, 5.60%, 6/15/2023	1	1
Series 1541, Class O, 2.65%, 7/15/2023 (f)	—	—
Series 2638, Class DS, IF, 3.49%, 7/15/2023 (f)	—	—
Series 1541, Class M, IF, 18.01%, 7/15/2023 (f)	—	—
Series 1570, Class F, 4.01%, 8/15/2023 (f)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	13	13
Series 1573, Class PZ, 7.00%, 9/15/2023	1	1
Series 2571, Class SK, IF, 12.47%, 9/15/2023 (f)	1	1
Series 1591, Class PV, 6.25%, 10/15/2023	1	1
Series 1602, Class SA, IF, 6.67%, 10/15/2023 (f)	1	1
Series 2709, Class PG, 5.00%, 11/15/2023	52	52
Series 2710, Class HB, 5.50%, 11/15/2023	2	2
Series 1642, Class PJ, 6.00%, 11/15/2023	5	5
Series 2720, Class PC, 5.00%, 12/15/2023	5	5
Series 1983, Class Z, 6.50%, 12/15/2023	3	3
Series 2283, Class K, 6.50%, 12/15/2023	4	4
Series 1658, Class GZ, 7.00%, 1/15/2024	2	2
Series 1865, Class D, PO, 2/15/2024	5	5
Series 1671, Class L, 7.00%, 2/15/2024	1	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1686, Class SH, IF, 8.11%, 2/15/2024 (f)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	2	2
Series 1709, Class FA, 2.73%, 3/15/2024 (f)	—	—
Series 1699, Class FC, 5.55%, 3/15/2024 (f)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	2	2
Series 1706, Class K, 7.00%, 3/15/2024	11	11
Series 2033, Class SN, HB, IF, 20.16%, 3/15/2024 (f)	1	—
Series 1720, Class PL, 7.50%, 4/15/2024	4	4
Series 2306, Class K, PO, 5/15/2024	3	3
Series 2306, Class SE, IF, IO, 7.02%, 5/15/2024 (f)	6	—
Series 1737, Class L, 6.00%, 6/15/2024	8	8
Series 1745, Class D, 7.50%, 8/15/2024	8	8
Series 3614, Class QB, 4.00%, 12/15/2024	176	173
Series 2903, Class Z, 5.00%, 12/15/2024	34	34
Series 2967, Class S, IF, 5.73%, 4/15/2025 (f)	14	12
Series 3684, Class CY, 4.50%, 6/15/2025	617	610
Series 3022, Class SX, IF, 4.11%, 8/15/2025 (f)	8	8
Series 3051, Class DP, IF, 5.56%, 10/15/2025 (f)	31	29
Series 3793, Class AB, 3.50%, 1/15/2026	942	920
Series 1829, Class ZB, 6.50%, 3/15/2026	1	1
Series 1863, Class Z, 6.50%, 7/15/2026	8	8
Series 1890, Class H, 7.50%, 9/15/2026	6	6
Series 1899, Class ZE, 8.00%, 9/15/2026	21	22
Series 1927, Class ZA, 6.50%, 1/15/2027	20	20
Series 1927, Class PH, 7.50%, 1/15/2027	49	51
Series 1963, Class Z, 7.50%, 1/15/2027	19	20
Series 1935, Class FL, 5.81%, 2/15/2027 (f)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	33	33
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	22	22
Series 2019, Class Z, 6.50%, 12/15/2027	30	30
Series 2038, Class PN, IO, 7.00%, 3/15/2028	29	3
Series 2040, Class PE, 7.50%, 3/15/2028	77	80
Series 2054, Class PV, 7.50%, 5/15/2028	33	33
Series 2063, Class PG, 6.50%, 6/15/2028	46	46
Series 2064, Class TE, 7.00%, 6/15/2028	8	8
Series 2070, Class C, 6.00%, 7/15/2028	36	36
Series 2075, Class PM, 6.25%, 8/15/2028	113	114
Series 2075, Class PH, 6.50%, 8/15/2028	105	107
Series 2086, Class GB, 6.00%, 9/15/2028	13	13
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	45	3
Series 2095, Class PE, 6.00%, 11/15/2028	90	91
Series 2106, Class ZD, 6.00%, 12/15/2028	191	193
Series 2388, Class FB, 5.71%, 1/15/2029 (f)	42	42
Series 2110, Class PG, 6.00%, 1/15/2029	236	238
Series 2125, Class JZ, 6.00%, 2/15/2029	56	56
Series 2126, Class CB, 6.25%, 2/15/2029	217	219
Series 2132, Class SB, IF, 8.74%, 3/15/2029 (f)	6	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2141, IO, 7.00%, 4/15/2029	3	—
Series 2169, Class TB, 7.00%, 6/15/2029	207	214
Series 2163, Class PC, IO, 7.50%, 6/15/2029	17	1
Series 2172, Class QC, 7.00%, 7/15/2029	119	124
Series 2176, Class OJ, 7.00%, 8/15/2029	61	64
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	37	39
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	3	1
Series 2208, Class PG, 7.00%, 1/15/2030	107	111
Series 2209, Class TC, 8.00%, 1/15/2030	31	32
Series 2210, Class Z, 8.00%, 1/15/2030	124	132
Series 2224, Class CB, 8.00%, 3/15/2030	28	29
Series 3654, Class DC, 5.00%, 4/15/2030	4,286	4,287
Series 2230, Class Z, 8.00%, 4/15/2030	39	41
Series 2234, Class PZ, 7.50%, 5/15/2030	32	34
Series 2247, Class Z, 7.50%, 8/15/2030	35	36
Series 2256, Class MC, 7.25%, 9/15/2030	61	64
Series 2259, Class ZM, 7.00%, 10/15/2030	87	91
Series 2262, Class Z, 7.50%, 10/15/2030	7	8
Series 2271, Class PC, 7.25%, 12/15/2030	85	90
Series 2296, Class PD, 7.00%, 3/15/2031	62	65
Series 2313, Class LA, 6.50%, 5/15/2031	14	15
Series 2325, Class PM, 7.00%, 6/15/2031	35	37
Series 2359, Class ZB, 8.50%, 6/15/2031	101	109
Series 2332, Class ZH, 7.00%, 7/15/2031	105	110
Series 2344, Class ZD, 6.50%, 8/15/2031	623	642
Series 2344, Class ZJ, 6.50%, 8/15/2031	76	79
Series 2345, Class NE, 6.50%, 8/15/2031	57	59
Series 2351, Class PZ, 6.50%, 8/15/2031	51	52
Series 2367, Class ME, 6.50%, 10/15/2031	72	74
Series 2399, Class OH, 6.50%, 1/15/2032	77	79
Series 2399, Class TH, 6.50%, 1/15/2032	89	92
Series 2475, Class S, IF, IO, 2.89%, 2/15/2032 (f)	263	26
Series 2410, Class QX, IF, IO, 3.54%, 2/15/2032 (f)	52	4
Series 2412, Class SP, IF, 5.89%, 2/15/2032 (f)	122	130
Series 2418, Class FO, 6.01%, 2/15/2032 (f)	140	141
Series 2410, Class QS, IF, 6.22%, 2/15/2032 (f)	141	153
Series 2410, Class OE, 6.38%, 2/15/2032	27	27
Series 2410, Class NG, 6.50%, 2/15/2032	107	111
Series 2420, Class XK, 6.50%, 2/15/2032	138	143
Series 2444, Class ES, IF, IO, 2.84%, 3/15/2032 (f)	106	9
Series 2450, Class SW, IF, IO, 2.89%, 3/15/2032 (f)	69	7
Series 2423, Class TB, 6.50%, 3/15/2032	180	183
Series 2430, Class WF, 6.50%, 3/15/2032	159	166
Series 2423, Class MC, 7.00%, 3/15/2032	96	100
Series 2423, Class MT, 7.00%, 3/15/2032	119	126
Series 2434, Class ZA, 6.50%, 4/15/2032	290	294
Series 2435, Class CJ, 6.50%, 4/15/2032	236	244

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2441, Class GF, 6.50%, 4/15/2032	40	42
Series 2434, Class TC, 7.00%, 4/15/2032	217	229
Series 2436, Class MC, 7.00%, 4/15/2032	53	54
Series 2455, Class GK, 6.50%, 5/15/2032	125	127
Series 2450, Class GZ, 7.00%, 5/15/2032	124	132
Series 2458, Class ZM, 6.50%, 6/15/2032	98	99
Series 2466, Class DH, 6.50%, 6/15/2032	55	57
Series 2466, Class PH, 6.50%, 6/15/2032	149	155
Series 2474, Class NR, 6.50%, 7/15/2032	150	154
Series 2484, Class LZ, 6.50%, 7/15/2032	178	183
Series 3393, Class JO, PO, 9/15/2032	441	381
Series 2500, Class MC, 6.00%, 9/15/2032	185	191
Series 2835, Class QO, PO, 12/15/2032	21	18
Series 2571, Class FY, 5.86%, 12/15/2032 (f)	174	176
Series 2543, Class YX, 6.00%, 12/15/2032	342	353
Series 2544, Class HC, 6.00%, 12/15/2032	131	135
Series 2571, Class SY, IF, 6.34%, 12/15/2032 (f)	103	104
Series 2552, Class ME, 6.00%, 1/15/2033	220	227
Series 2567, Class QD, 6.00%, 2/15/2033	194	200
Series 2575, Class ME, 6.00%, 2/15/2033	852	879
Series 2596, Class QG, 6.00%, 3/15/2033	128	131
Series 2586, Class WI, IO, 6.50%, 3/15/2033	80	13
Series 2631, Class SA, IF, 5.49%, 6/15/2033 (f)	284	300
Series 2692, Class SC, IF, 3.07%, 7/15/2033 (f)	113	111
Series 2642, Class SL, IF, 4.28%, 7/15/2033 (f)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	1,456	1,440
Series 4238, Class WY, 3.00%, 8/15/2033	2,175	2,057
Series 2671, Class S, IF, 5.39%, 9/15/2033 (f)	83	86
Series 2733, Class SB, IF, 3.41%, 10/15/2033 (f)	2,118	2,001
Series 2780, Class SY, IF, 5.26%, 11/15/2033 (f)	43	46
Series 2722, Class PF, 5.71%, 12/15/2033 (f)	721	724
Series 3920, Class LP, 5.00%, 1/15/2034	1,047	1,049
Series 2744, Class PE, 5.50%, 2/15/2034	4	4
Series 2802, Class OH, 6.00%, 5/15/2034	307	311
Series 3611, PO, 7/15/2034	440	377
Series 3305, Class MG, IF, 7.33%, 7/15/2034 (f)	173	177
Series 2990, Class GO, PO, 2/15/2035	140	118
Series 2929, Class MS, IF, 5.69%, 2/15/2035 (f)	178	162
Series 3077, Class TO, PO, 4/15/2035	85	82
Series 2968, Class EH, 6.00%, 4/15/2035	4,463	4,524
Series 2981, Class FA, 5.51%, 5/15/2035 (f)	225	222
Series 2990, Class WP, IF, 4.26%, 6/15/2035 (f)	4	4
Series 2988, Class AF, 5.41%, 6/15/2035 (f)	363	356
Series 3014, Class OD, PO, 8/15/2035	35	29
Series 3085, Class WF, 5.91%, 8/15/2035 (f)	206	208
Series 3029, Class SO, PO, 9/15/2035	104	93
Series 3064, Class SG, IF, 2.98%, 11/15/2035 (f)	132	144
Series 3102, Class HS, IF, 5.84%, 1/15/2036 (f)	23	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3101, Class UZ, 6.00%, 1/15/2036	494	517
Series 3117, Class AO, PO, 2/15/2036	227	205
Series 3117, Class EO, PO, 2/15/2036	112	95
Series 3117, Class OG, PO, 2/15/2036	72	62
Series 3117, Class OK, PO, 2/15/2036	101	85
Series 3122, Class OH, PO, 3/15/2036	139	119
Series 3122, Class OP, PO, 3/15/2036	129	117
Series 3134, PO, 3/15/2036	27	24
Series 3122, Class ZB, 6.00%, 3/15/2036	27	31
Series 3138, PO, 4/15/2036	147	123
Series 3147, PO, 4/15/2036	264	237
Series 3607, Class AO, PO, 4/15/2036	269	223
Series 3607, Class BO, PO, 4/15/2036	493	418
Series 3137, Class XP, 6.00%, 4/15/2036	367	385
Series 3219, Class DI, IO, 6.00%, 4/15/2036	253	48
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,612	2,716
Series 3149, Class SO, PO, 5/15/2036	79	64
Series 3151, PO, 5/15/2036	173	140
Series 3153, Class EO, PO, 5/15/2036	215	181
Series 3233, Class OP, PO, 5/15/2036	36	31
Series 3171, Class MO, PO, 6/15/2036	307	274
Series 3523, Class SD, IF, 5.62%, 6/15/2036 (f)	102	97
Series 3164, Class MG, 6.00%, 6/15/2036	65	67
Series 3179, Class OA, PO, 7/15/2036	94	78
Series 3194, Class SA, IF, IO, 1.99%, 7/15/2036 (f)	42	5
Series 3181, Class AZ, 6.50%, 7/15/2036	292	306
Series 3195, Class PD, 6.50%, 7/15/2036	251	257
Series 3200, PO, 8/15/2036	158	129
Series 3202, Class HI, IF, IO, 1.54%, 8/15/2036 (f)	2,129	189
Series 3200, Class AY, 5.50%, 8/15/2036	643	660
Series 3645, Class KZ, 5.50%, 8/15/2036	230	234
Series 3213, Class OA, PO, 9/15/2036	81	69
Series 3218, Class AO, PO, 9/15/2036	73	56
Series 3225, Class EO, PO, 10/15/2036	172	143
Series 3232, Class ST, IF, IO, 1.59%, 10/15/2036 (f)	256	22
Series 3704, Class DT, 7.50%, 11/15/2036	2,177	2,345
Series 3256, PO, 12/15/2036	96	78
Series 3704, Class CT, 7.00%, 12/15/2036	5,060	5,393
Series 3704, Class ET, 7.50%, 12/15/2036	1,767	1,914
Series 3261, Class OA, PO, 1/15/2037	96	78
Series 3260, Class CS, IF, IO, 1.03%, 1/15/2037 (f)	152	13
Series 3274, Class JO, PO, 2/15/2037	25	22
Series 3510, Class OD, PO, 2/15/2037	241	201
Series 3275, Class FL, 5.55%, 2/15/2037 (f)	131	128
Series 3274, Class B, 6.00%, 2/15/2037	201	201
Series 3286, PO, 3/15/2037	10	8
Series 3290, Class SB, IF, IO, 1.34%, 3/15/2037 (f)	294	22
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (f)	86	89

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3373, Class TO, PO, 4/15/2037	100	81
Series 3302, Class UT, 6.00%, 4/15/2037	241	253
Series 3316, PO, 5/15/2037	173	138
Series 3318, Class AO, PO, 5/15/2037	5	4
Series 3607, PO, 5/15/2037	994	810
Series 3315, Class HZ, 6.00%, 5/15/2037	182	185
Series 3326, Class JO, PO, 6/15/2037	15	13
Series 3331, PO, 6/15/2037	93	78
Series 3607, Class OP, PO, 7/15/2037	919	749
Series 4032, Class TO, PO, 7/15/2037	1,262	1,013
Series 3344, Class SL, IF, IO, 1.49%, 7/15/2037 (f)	166	16
Series 4048, Class FJ, 4.03%, 7/15/2037 (f)	2,382	2,318
Series 3365, PO, 9/15/2037	144	117
Series 3371, Class FA, 5.71%, 9/15/2037 (f)	68	68
Series 3387, Class SA, IF, IO, 1.31%, 11/15/2037 (f)	1,129	87
Series 3383, Class SA, IF, IO, 1.34%, 11/15/2037 (f)	666	66
Series 3404, Class SC, IF, IO, 0.89%, 1/15/2038 (f)	1,296	93
Series 3422, Class SE, IF, 4.68%, 2/15/2038 (f)	56	58
Series 3423, Class PB, 5.50%, 3/15/2038	1,071	1,102
Series 3424, Class PI, IF, IO, 1.69%, 4/15/2038 (f)	677	68
Series 3453, Class B, 5.50%, 5/15/2038	81	82
Series 3455, Class SE, IF, IO, 1.09%, 6/15/2038 (f)	578	67
Series 3461, Class LZ, 6.00%, 6/15/2038	64	67
Series 3461, Class Z, 6.00%, 6/15/2038	1,484	1,513
Series 3481, Class SJ, IF, IO, 0.74%, 8/15/2038 (f)	850	68
Series 3895, Class WA, 5.65%, 10/15/2038 (f)	294	301
Series 3501, Class CB, 5.50%, 1/15/2039	732	748
Series 3511, Class SA, IF, IO, 0.89%, 2/15/2039 (f)	373	24
Series 3546, Class A, 3.70%, 2/15/2039 (f)	280	283
Series 3531, Class SM, IF, IO, 0.99%, 5/15/2039 (f)	64	3
Series 3531, Class SA, IF, IO, 1.19%, 5/15/2039 (f)	489	9
Series 3549, Class FA, 6.31%, 7/15/2039 (f)	54	53
Series 3607, Class TO, PO, 10/15/2039	472	381
Series 3795, Class EI, IO, 5.00%, 10/15/2039	25	—
Series 3608, Class SC, IF, IO, 1.14%, 12/15/2039 (f)	354	24
Series 3621, Class BO, PO, 1/15/2040	413	347
Series 3802, Class LS, IF, IO, 0.00%, 1/15/2040 (f)	2,371	99
Series 3632, Class BS, IF, 0.48%, 2/15/2040 (f)	1,255	1,218
Series 3740, Class SB, IF, IO, 0.89%, 10/15/2040 (f)	1,010	62
Series 3740, Class SC, IF, IO, 0.89%, 10/15/2040 (f)	921	89
Series 3779, Class GZ, 4.50%, 12/15/2040	6,756	6,294
Series 3779, Class Z, 4.50%, 12/15/2040	16,417	15,912
Series 3860, Class PZ, 5.00%, 5/15/2041	11,052	11,087
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	713	688
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	1,763	1,803
Series 4048, Class FB, 5.51%, 10/15/2041 (f)	1,777	1,760
Series 3957, Class B, 4.00%, 11/15/2041	1,191	1,149
Series 3966, Class NA, 4.00%, 12/15/2041	1,131	1,100

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4012, Class FN, 5.61%, 3/15/2042 (f)	3,275	3,217
Series 4077, Class FB, 5.61%, 7/15/2042 (f)	1,354	1,317
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,581
Series 4257, Class DZ, 2.50%, 10/15/2043	6,221	5,162
Series 3688, Class GT, 7.55%, 11/15/2046 (f)	2,545	2,736
Series 4809, Class ZM, 4.00%, 7/15/2048	24,685	23,423
Series 4837, Class ZB, 4.00%, 10/15/2048	8,527	8,149
Series 5008, Class LB, 1.50%, 8/25/2050	22,039	17,466
FHLMC, STRIPS
Series 197, PO, 4/1/2028	168	155
Series 233, Class 11, IO, 5.00%, 9/15/2035	467	91
Series 233, Class 12, IO, 5.00%, 9/15/2035	404	66
Series 233, Class 13, IO, 5.00%, 9/15/2035	755	132
Series 239, Class S30, IF, IO, 2.59%, 8/15/2036 (f)	1,410	187
Series 262, Class 35, 3.50%, 7/15/2042	14,446	13,649
Series 264, Class F1, 5.66%, 7/15/2042 (f)	5,573	5,435
Series 270, Class F1, 5.61%, 8/15/2042 (f)	2,048	1,992
Series 299, Class 300, 3.00%, 1/15/2043	1,060	970
Series 310, PO, 9/15/2043	3,337	2,525
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.31%, 7/25/2032 (f)	324	310
Series T-48, Class 1A, 4.40%, 7/25/2033 (f)	957	913
Series T-76, Class 2A, 2.02%, 10/25/2037 (f)	5,613	4,811
Series T-42, Class A5, 7.50%, 2/25/2042	1,308	1,337
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	264	271
Series T-54, Class 2A, 6.50%, 2/25/2043	1,528	1,606
Series T-54, Class 3A, 7.00%, 2/25/2043	492	520
Series T-56, Class A5, 5.23%, 5/25/2043	3,255	3,166
Series T-57, Class 1AP, PO, 7/25/2043	111	86
Series T-57, Class 1A3, 7.50%, 7/25/2043	312	336
Series T-58, Class A, PO, 9/25/2043	121	99
Series T-58, Class 4A, 7.50%, 9/25/2043	1,739	1,787
Series T-59, Class 1AP, PO, 10/25/2043	137	77
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,660	1,705
Series T-62, Class 1A1, 4.94%, 10/25/2044 (f)	1,854	1,709
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	449	235
Series 2007-FA4, Class 1A2, IF, IO, 0.51%, 8/25/2037 (f)	4,669	444
FNMA
Series 2006-65, Class QO, PO, 7/25/2036	151	130
Series 2006-110, PO, 11/25/2036	221	185
Series 2009-113, Class AO, PO, 1/25/2040	195	159
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,102	1,155
Series 2003-W8, Class 3F1, 5.54%, 5/25/2042 (f)	155	154
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	294	296
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	495	503
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,724	1,703

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	614	627
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	667	685
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	183	190
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	166	171
Series 2004-W15, Class 2AF, 5.39%, 8/25/2044 (f)	534	528
Series 2005-W3, Class 2AF, 5.36%, 3/25/2045 (f)	4,547	4,499
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	241	243
Series 2006-W2, Class 2A, 3.44%, 11/25/2045 (f)	606	598
Series 2006-W2, Class 1AF1, 5.36%, 2/25/2046 (f)	2,079	2,051
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (f)	288	288
Series 2001-T3, Class A1, 7.50%, 11/25/2040	518	521
Series 2002-T4, Class A1, 6.50%, 12/25/2041	6,107	6,274
Series 2002-T16, Class A2, 7.00%, 7/25/2042	637	670
Series 2004-T2, Class 2A, 4.06%, 7/25/2043 (f)	438	430
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	947	974
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	103	106
Series 2004-T3, Class PT1, 9.41%, 1/25/2044 (f)	127	133
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,694	1,733
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	669	697
FNMA, Other
Series 2002-83, Class CS, 6.88%, 8/25/2023	3	3
Series 2010-43, Class FD, 5.74%, 5/25/2040 (f)	245	242
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,614	3,751
FNMA, REMIC
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (f)	1	1
Series 1993-122, Class M, 6.50%, 7/25/2023	—	—
Series 1993-99, Class Z, 7.00%, 7/25/2023	1	1
Series 2002-1, Class G, 7.00%, 7/25/2023	1	1
Series G93-27, Class FD, 6.02%, 8/25/2023 (f)	—	—
Series 1993-141, Class Z, 7.00%, 8/25/2023	5	5
Series 1996-14, Class SE, IF, IO, 7.17%, 8/25/2023 (f)	3	—
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 3.75%, 9/25/2023 (f)	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	—	—
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	6	6
Series 1993-189, Class PL, 6.50%, 10/25/2023	3	3
Series 1993-179, Class SB, IF, 6.86%, 10/25/2023 (f)	—	—
Series 1999-52, Class NS, IF, 8.99%, 10/25/2023 (f)	1	1
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (f)	—	—
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	4	4
Series 1993-230, Class FA, 5.74%, 12/25/2023 (f)	—	—
Series 1993-247, Class FE, 6.14%, 12/25/2023 (f)	1	1
Series 1993-225, Class UB, 6.50%, 12/25/2023	1	1
Series 2002-1, Class UD, IF, 6.52%, 12/25/2023 (f)	1	1
Series 1993-247, Class SU, IF, 7.72%, 12/25/2023 (f)	—	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1993-247, Class SA, IF, 7.83%, 12/25/2023 (f)	1	1
Series 1994-37, Class L, 6.50%, 3/25/2024	5	5
Series 1994-40, Class Z, 6.50%, 3/25/2024	40	40
Series 1994-62, Class PK, 7.00%, 4/25/2024	65	65
Series 1994-63, Class PK, 7.00%, 4/25/2024	26	26
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	1
Series 2004-65, Class EY, 5.50%, 8/25/2024	51	51
Series 2004-81, Class JG, 5.00%, 11/25/2024	117	116
Series 1995-2, Class Z, 8.50%, 1/25/2025	3	3
Series G95-1, Class C, 8.80%, 1/25/2025	4	4
Series 2005-67, Class EY, 5.50%, 8/25/2025	189	187
Series 2005-121, Class DX, 5.50%, 1/25/2026	81	80
Series 2006-94, Class GK, IF, 7.56%, 10/25/2026 (f)	32	33
Series 1996-48, Class Z, 7.00%, 11/25/2026	25	25
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	3	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (f)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	13	14
Series 1997-29, Class J, 7.50%, 4/20/2027	20	21
Series 1997-32, Class PG, 6.50%, 4/25/2027	40	40
Series 1997-39, Class PD, 7.50%, 5/20/2027	59	60
Series 1997-42, Class ZC, 6.50%, 7/18/2027	3	3
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	17	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	22	22
Series 2008-55, Class S, IF, IO, 2.46%, 7/25/2028 (f)	634	31
Series 2009-11, Class NB, 5.00%, 3/25/2029	277	272
Series 1999-18, Class Z, 5.50%, 4/18/2029	18	17
Series 1999-17, Class C, 6.35%, 4/25/2029	14	14
Series 1999-62, Class PB, 7.50%, 12/18/2029	23	23
Series 2000-2, Class ZE, 7.50%, 2/25/2030	121	127
Series 2000-20, Class SA, IF, IO, 3.96%, 7/25/2030 (f)	20	—
Series 2000-52, IO, 8.50%, 1/25/2031	9	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	20	21
Series 2011-31, Class DB, 3.50%, 4/25/2031	3,092	2,982
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	117	14
Series 2001-30, Class PM, 7.00%, 7/25/2031	61	62
Series 2001-36, Class DE, 7.00%, 8/25/2031	115	120
Series 2001-49, Class Z, 6.50%, 9/25/2031	31	33
Series 2001-60, Class QS, IF, 6.52%, 9/25/2031 (f)	85	89
Series 2001-44, Class MY, 7.00%, 9/25/2031	152	160
Series 2001-44, Class PD, 7.00%, 9/25/2031	26	27
Series 2001-44, Class PU, 7.00%, 9/25/2031	22	23
Series 2001-52, Class KB, 6.50%, 10/25/2031	22	23
Series 2003-52, Class SX, IF, 7.54%, 10/25/2031 (f)	48	53
Series 2004-74, Class SW, IF, 5.28%, 11/25/2031 (f)	64	68
Series 2001-60, Class PX, 6.00%, 11/25/2031	197	201
Series 2001-61, Class Z, 7.00%, 11/25/2031	225	236
Series 2001-72, Class SX, IF, 5.50%, 12/25/2031 (f)	5	5
Series 2001-81, Class LO, PO, 1/25/2032	6	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-1, Class SA, IF, 8.49%, 2/25/2032 (f)	19	22
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	152	4
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	6	5
Series 2002-15, Class ZA, 6.00%, 4/25/2032	518	523
Series 2002-21, Class PE, 6.50%, 4/25/2032	87	90
Series 2002-28, Class PK, 6.50%, 5/25/2032	183	189
Series 2002-37, Class Z, 6.50%, 6/25/2032	84	86
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	299	31
Series 2002-48, Class GH, 6.50%, 8/25/2032	229	239
Series 2004-61, Class SH, IF, 3.45%, 11/25/2032 (f)	26	27
Series 2002-71, Class AP, 5.00%, 11/25/2032	32	32
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,485	1,522
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	71	74
Series 2004-59, Class BG, PO, 12/25/2032	41	35
Series 2002-77, Class S, IF, 5.06%, 12/25/2032 (f)	34	35
Series 2002-78, Class Z, 5.50%, 12/25/2032	477	478
Series 2003-9, Class NZ, 6.50%, 2/25/2033	83	86
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	53	2
Series 2003-22, Class UD, 4.00%, 4/25/2033	838	810
Series 2003-35, Class EA, PO, 5/25/2033	26	22
Series 2003-42, Class GB, 4.00%, 5/25/2033	61	59
Series 2003-34, Class AX, 6.00%, 5/25/2033	132	136
Series 2003-34, Class ED, 6.00%, 5/25/2033	585	600
Series 2003-34, Class GE, 6.00%, 5/25/2033	378	390
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	35	5
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	330	60
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	609	52
Series 2003-47, Class PE, 5.75%, 6/25/2033	272	279
Series 2003-64, Class SX, IF, 1.16%, 7/25/2033 (f)	86	80
Series 2003-132, Class OA, PO, 8/25/2033	7	6
Series 2003-71, Class DS, IF, 0.75%, 8/25/2033 (f)	445	396
Series 2003-74, Class SH, IF, 0.92%, 8/25/2033 (f)	62	57
Series 2005-56, Class TP, IF, 2.74%, 8/25/2033 (f)	50	48
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	864	129
Series 2003-73, Class HC, 5.50%, 8/25/2033	378	385
Series 2003-91, Class SD, IF, 3.94%, 9/25/2033 (f)	64	63
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,518	6,167
Series 2003-105, Class AZ, 5.50%, 10/25/2033	3,013	3,062
Series 2003-116, Class SB, IF, IO, 2.46%, 11/25/2033 (f)	418	33
Series 2006-44, Class P, PO, 12/25/2033	370	310
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,451	2,535
Series 2003-130, Class SX, IF, 3.81%, 1/25/2034 (f)	8	8
Series 2004-87, Class F, 5.89%, 1/25/2034 (f)	497	501
Series 2003-131, Class SK, IF, 5.92%, 1/25/2034 (f)	2	2
Series 2004-46, Class EP, PO, 3/25/2034	223	212
Series 2004-28, Class PF, 5.54%, 3/25/2034 (f)	205	205
Series 2004-25, Class SA, IF, 5.40%, 4/25/2034 (f)	151	157

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-17, Class H, 5.50%, 4/25/2034	937	956
Series 2004-46, Class SK, IF, 2.37%, 5/25/2034 (f)	40	39
Series 2004-46, Class QB, IF, 3.45%, 5/25/2034 (f)	81	86
Series 2004-36, Class SA, IF, 5.40%, 5/25/2034 (f)	373	404
Series 2004-36, Class FA, 5.54%, 5/25/2034 (f)	872	869
Series 2004-51, Class SY, IF, 3.96%, 7/25/2034 (f)	58	54
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,600	1,617
Series 2005-25, Class PF, 5.49%, 4/25/2035 (f)	426	418
Series 2005-42, Class PS, IF, 4.16%, 5/25/2035 (f)	14	14
Series 2005-74, Class CS, IF, 5.89%, 5/25/2035 (f)	192	194
Series 2005-74, Class CP, IF, 5.91%, 5/25/2035 (f)	44	42
Series 2005-74, Class SK, IF, 6.00%, 5/25/2035 (f)	132	133
Series 2005-59, Class SU, IF, 0.00%, 6/25/2035 (f)	121	111
Series 2005-56, Class S, IF, IO, 1.57%, 7/25/2035 (f)	246	21
Series 2005-66, Class SG, IF, 4.53%, 7/25/2035 (f)	122	131
Series 2005-73, Class PS, IF, 3.85%, 8/25/2035 (f)	126	130
Series 2005-72, Class SB, IF, 4.03%, 8/25/2035 (f)	90	94
Series 2005-68, Class PG, 5.50%, 8/25/2035	352	355
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,939	2,971
Series 2005-90, PO, 9/25/2035	21	20
Series 2005-75, Class SV, IF, 3.65%, 9/25/2035 (f)	26	26
Series 2010-39, Class OT, PO, 10/25/2035	91	75
Series 2005-90, Class ES, IF, 4.03%, 10/25/2035 (f)	125	128
Series 2005-84, Class XM, 5.75%, 10/25/2035	261	262
Series 2005-106, Class US, IF, 5.73%, 11/25/2035 (f)	544	565
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,994	2,042
Series 2006-46, Class UC, 5.50%, 12/25/2035	60	60
Series 2005-109, Class PC, 6.00%, 12/25/2035	40	40
Series 2006-39, Class WC, 5.50%, 1/25/2036	21	21
Series 2006-16, Class OA, PO, 3/25/2036	63	54
Series 2006-8, Class WQ, PO, 3/25/2036	771	617
Series 2006-8, Class WN, IF, IO, 1.56%, 3/25/2036 (f)	2,828	286
Series 2006-12, Class BZ, 5.50%, 3/25/2036	803	814
Series 2006-16, Class HZ, 5.50%, 3/25/2036	168	168
Series 2006-8, Class JZ, 5.50%, 3/25/2036	993	1,006
Series 2006-11, Class PS, IF, 5.73%, 3/25/2036 (f)	75	88
Series 2006-22, Class AO, PO, 4/25/2036	236	201
Series 2006-23, Class KO, PO, 4/25/2036	73	66
Series 2006-27, Class OH, PO, 4/25/2036	131	113
Series 2006-23, Class FK, 5.39%, 4/25/2036 (f)	440	431
Series 2006-33, Class LS, IF, 7.03%, 5/25/2036 (f)	76	89
Series 2006-43, PO, 6/25/2036	65	56
Series 2006-43, Class DO, PO, 6/25/2036	197	165
Series 2006-44, Class GO, PO, 6/25/2036	133	113
Series 2006-50, Class JO, PO, 6/25/2036	476	397
Series 2006-50, Class PS, PO, 6/25/2036	571	497
Series 2006-53, Class US, IF, IO, 1.44%, 6/25/2036 (f)	545	46
Series 2006-46, Class SW, IF, 5.36%, 6/25/2036 (f)	22	24

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-46, Class FW, 5.54%, 6/25/2036 (f)	136	135
Series 2006-58, PO, 7/25/2036	80	67
Series 2006-58, Class AP, PO, 7/25/2036	43	36
Series 2006-58, Class IG, IF, IO, 1.38%, 7/25/2036 (f)	138	10
Series 2006-56, Class FC, 5.43%, 7/25/2036 (f)	1,211	1,203
Series 2006-58, Class FL, 5.60%, 7/25/2036 (f)	129	127
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,624	1,671
Series 2006-63, Class ZH, 6.50%, 7/25/2036	851	896
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,128	1,185
Series 2006-60, Class AK, IF, 8.25%, 7/25/2036 (f)	82	82
Series 2006-62, Class PS, IF, 9.07%, 7/25/2036 (f)	56	73
Series 2006-72, Class GO, PO, 8/25/2036	261	232
Series 2006-72, Class TO, PO, 8/25/2036	44	37
Series 2006-79, Class DO, PO, 8/25/2036	110	97
Series 2006-79, Class OP, PO, 8/25/2036	162	131
Series 2007-7, Class SG, IF, IO, 1.36%, 8/25/2036 (f)	810	105
Series 2006-79, Class DF, 5.49%, 8/25/2036 (f)	466	463
Series 2006-77, Class PC, 6.50%, 8/25/2036	362	372
Series 2006-78, Class BZ, 6.50%, 8/25/2036	86	90
Series 2006-86, Class OB, PO, 9/25/2036	146	118
Series 2006-90, Class AO, PO, 9/25/2036	106	92
Series 2008-42, Class AO, PO, 9/25/2036	63	52
Series 2006-85, Class MZ, 6.50%, 9/25/2036	33	35
Series 2009-19, Class PW, 4.50%, 10/25/2036	691	676
Series 2006-95, Class SG, IF, 5.65%, 10/25/2036 (f)	89	102
Series 2006-109, PO, 11/25/2036	45	38
Series 2006-111, Class EO, PO, 11/25/2036	123	102
Series 2006-115, Class OK, PO, 12/25/2036	128	105
Series 2006-119, PO, 12/25/2036	69	61
Series 2006-117, Class GS, IF, IO, 1.51%, 12/25/2036 (f)	536	29
Series 2006-118, Class A1, 5.08%, 12/25/2036 (f)	232	224
Series 2006-118, Class A2, 5.40%, 12/25/2036 (f)	1,058	1,026
Series 2006-115, Class ES, IF, 6.01%, 12/25/2036 (f)	14	16
Series 2006-128, PO, 1/25/2037	129	107
Series 2009-70, Class CO, PO, 1/25/2037	375	315
Series 2006-128, Class BP, 5.50%, 1/25/2037	44	44
Series 2007-10, Class FD, 5.39%, 2/25/2037 (f)	230	226
Series 2007-1, Class SD, IF, 8.17%, 2/25/2037 (f)	73	121
Series 2007-14, Class OP, PO, 3/25/2037	111	94
Series 2007-22, Class SC, IF, IO, 0.94%, 3/25/2037 (f)	16	—
Series 2007-14, Class ES, IF, IO, 1.30%, 3/25/2037 (f)	911	76
Series 2009-63, Class P, 5.00%, 3/25/2037	14	14
Series 2007-77, Class FG, 5.64%, 3/25/2037 (f)	254	251
Series 2007-16, Class FC, 5.89%, 3/25/2037 (f)	154	152
Series 2007-18, Class MZ, 6.00%, 3/25/2037	254	256
Series 2007-28, Class EO, PO, 4/25/2037	343	285
Series 2007-35, Class SI, IF, IO, 0.96%, 4/25/2037 (f)	291	10
Series 2007-29, Class SG, IF, 5.54%, 4/25/2037 (f)	178	195

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-42, Class AO, PO, 5/25/2037	22	19
Series 2007-43, Class FL, 5.44%, 5/25/2037 (f)	182	177
Series 2007-42, Class B, 6.00%, 5/25/2037	492	506
Series 2007-92, Class YS, IF, IO, 0.64%, 6/25/2037 (f)	150	10
Series 2007-53, Class SH, IF, IO, 0.96%, 6/25/2037 (f)	625	43
Series 2007-54, Class WI, IF, IO, 0.96%, 6/25/2037 (f)	179	15
Series 2007-98, Class FB, 5.59%, 6/25/2037 (f)	103	105
Series 2007-92, Class YA, 6.50%, 6/25/2037	90	94
Series 2007-67, PO, 7/25/2037	253	216
Series 2007-72, Class EK, IF, IO, 1.26%, 7/25/2037 (f)	1,667	156
Series 2007-65, Class KI, IF, IO, 1.48%, 7/25/2037 (f)	567	54
Series 2007-60, Class AX, IF, IO, 2.01%, 7/25/2037 (f)	2,617	318
Series 2007-62, Class SE, IF, 3.66%, 7/25/2037 (f)	115	113
Series 2007-70, Class Z, 5.50%, 7/25/2037	606	614
Series 2007-97, Class FC, 5.64%, 7/25/2037 (f)	150	148
Series 2007-79, Class SB, IF, 5.18%, 8/25/2037 (f)	217	244
Series 2007-76, Class AZ, 5.50%, 8/25/2037	157	158
Series 2007-76, Class ZG, 6.00%, 8/25/2037	162	164
Series 2007-78, Class CB, 6.00%, 8/25/2037	71	74
Series 2007-78, Class PE, 6.00%, 8/25/2037	164	170
Series 2007-81, Class GE, 6.00%, 8/25/2037	246	259
Series 2007-88, Class VI, IF, IO, 1.40%, 9/25/2037 (f)	863	83
Series 2007-85, Class SL, IF, 3.31%, 9/25/2037 (f)	47	46
Series 2009-86, Class OT, PO, 10/25/2037	2,258	1,849
Series 2007-100, Class SM, IF, IO, 1.31%, 10/25/2037 (f)	591	54
Series 2007-91, Class ES, IF, IO, 1.32%, 10/25/2037 (f)	939	81
Series 2007-108, Class SA, IF, IO, 1.22%, 12/25/2037 (f)	27	2
Series 2007-109, Class AI, IF, IO, 1.26%, 12/25/2037 (f)	807	51
Series 2007-112, Class SA, IF, IO, 1.31%, 12/25/2037 (f)	907	98
Series 2007-112, Class MJ, 6.50%, 12/25/2037	636	662
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (f)	1,259	47
Series 2008-1, Class BI, IF, IO, 0.77%, 2/25/2038 (f)	686	52
Series 2008-4, Class SD, IF, IO, 0.86%, 2/25/2038 (f)	1,859	137
Series 2008-16, Class IS, IF, IO, 1.06%, 3/25/2038 (f)	233	16
Series 2008-10, Class XI, IF, IO, 1.09%, 3/25/2038 (f)	252	22
Series 2008-20, Class SA, IF, IO, 1.85%, 3/25/2038 (f)	320	28
Series 2008-18, Class SP, IF, 3.72%, 3/25/2038 (f)	123	109
Series 2008-18, Class FA, 6.04%, 3/25/2038 (f)	164	164
Series 2008-32, Class SA, IF, IO, 1.71%, 4/25/2038 (f)	123	11
Series 2008-27, Class SN, IF, IO, 1.76%, 4/25/2038 (f)	292	30
Series 2008-28, Class QS, IF, 5.29%, 4/25/2038 (f)	118	125
Series 2008-44, PO, 5/25/2038	10	9
Series 2008-46, Class HI, IO, 0.44%, 6/25/2038 (f)	222	11
Series 2008-53, Class CI, IF, IO, 2.06%, 7/25/2038 (f)	176	17
Series 2008-56, Class AC, 5.00%, 7/25/2038	145	143
Series 2008-60, Class JC, 5.00%, 7/25/2038	203	201
Series 2011-47, Class ZA, 5.50%, 7/25/2038	718	734
Series 2008-80, Class SA, IF, IO, 0.71%, 9/25/2038 (f)	649	46

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-81, Class SB, IF, IO, 0.71%, 9/25/2038 (f)	641	37
Series 2009-6, Class GS, IF, IO, 1.41%, 2/25/2039 (f)	444	42
Series 2009-4, Class BD, 4.50%, 2/25/2039	8	7
Series 2009-17, Class QS, IF, IO, 1.51%, 3/25/2039 (f)	136	10
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	323	57
Series 2009-47, Class MT, 7.00%, 7/25/2039	8	9
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,283	1,283
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,582	1,660
Series 2009-65, Class MT, 5.00%, 9/25/2039	290	294
Series 2009-69, Class WA, 6.03%, 9/25/2039 (f)	481	489
Series 2009-84, Class WS, IF, IO, 0.76%, 10/25/2039 (f)	191	12
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	773	142
Series 2009-99, Class SC, IF, IO, 1.04%, 12/25/2039 (f)	244	16
Series 2009-103, Class MB, 4.41%, 12/25/2039 (f)	577	569
Series 2009-99, Class WA, 6.30%, 12/25/2039 (f)	1,296	1,323
Series 2009-112, Class ST, IF, IO, 1.11%, 1/25/2040 (f)	550	46
Series 2010-1, Class WA, 6.23%, 2/25/2040 (f)	222	227
Series 2010-49, Class SC, IF, 2.38%, 3/25/2040 (f)	830	810
Series 2010-16, Class WB, 6.16%, 3/25/2040 (f)	948	970
Series 2010-16, Class WA, 6.44%, 3/25/2040 (f)	876	895
Series 2010-35, Class SJ, IF, 0.54%, 4/25/2040 (f)	527	506
Series 2010-35, Class SB, IF, IO, 1.28%, 4/25/2040 (f)	361	27
Series 2010-40, Class FJ, 5.74%, 4/25/2040 (f)	118	118
Series 2010-42, Class S, IF, IO, 1.26%, 5/25/2040 (f)	255	16
Series 2010-63, Class AP, PO, 6/25/2040	307	257
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,752	1,752
Series 2010-58, Class MB, 5.50%, 6/25/2040	3,343	3,355
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,143	1,178
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,185	1,188
Series 2010-125, Class SA, IF, IO, 0.00%, 11/25/2040 (f)	1,453	43
Series 2010-147, Class SA, IF, IO, 1.39%, 1/25/2041 (f)	2,853	344
Series 2011-30, Class LS, IO, 0.00%, 4/25/2041 (f)	2,012	105
Series 2011-149, Class EF, 5.64%, 7/25/2041 (f)	146	145
Series 2011-75, Class FA, 5.69%, 8/25/2041 (f)	375	373
Series 2011-149, Class MF, 5.64%, 11/25/2041 (f)	627	620
Series 2011-118, Class LB, 7.00%, 11/25/2041	3,495	3,737
Series 2011-118, Class MT, 7.00%, 11/25/2041	4,266	4,538
Series 2011-118, Class NT, 7.00%, 11/25/2041	3,671	3,880
Series 2012-99, Class FA, 5.59%, 9/25/2042 (f)	1,021	991
Series 2012-101, Class FC, 5.64%, 9/25/2042 (f)	577	561
Series 2012-97, Class FB, 5.64%, 9/25/2042 (f)	2,078	2,020
Series 2012-108, Class F, 5.64%, 10/25/2042 (f)	1,623	1,579
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,459	2,355
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,311	1,238
Series 2013-92, PO, 9/25/2043	4,186	3,190
Series 2013-101, Class DO, PO, 10/25/2043	3,734	2,781
Series 2013-128, PO, 12/25/2043	6,521	5,035
Series 2013-135, PO, 1/25/2044	2,379	1,778

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-29, Class PS, IF, IO, 0.91%, 5/25/2044 (f)	2,104	200
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,658	1,546
Series 2018-94, Class DZ, 4.00%, 1/25/2049	11,542	10,933
Series 2010-103, Class SB, IF, IO, 0.96%, 11/25/2049 (f)	380	31
Series 2020-90, Class PE, 2.00%, 12/25/2050	12,397	10,085
Series 2011-2, Class WA, 5.86%, 2/25/2051 (f)	333	336
Series 2011-58, Class WA, 5.50%, 7/25/2051 (f)	164	165
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	2,043	2,045
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	116	117
Series 2007-W5, PO, 6/25/2037	100	77
Series 2007-W7, Class 1A4, IF, 8.35%, 7/25/2037 (f)	67	79
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	10,888	10,834
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (f)	74	74
Series 2003-W1, Class 1A1, 4.82%, 12/25/2042 (f)	534	512
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (f)	149	144
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	418	428
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	753	781
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	479	474
Series 2007-W10, Class 2A, 6.30%, 8/25/2047 (f)	55	54
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,709	1,734
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.34%, 6/27/2036 (f)	1,790	1,767
Series 2007-54, Class FA, 5.54%, 6/25/2037 (f)	862	843
Series 2007-64, Class FB, 5.51%, 7/25/2037 (f)	271	268
Series 2007-106, Class A7, 6.06%, 10/25/2037 (f)	182	188
Series 2002-90, Class A1, 6.50%, 6/25/2042	303	314
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	21	21
Series 329, Class 1, PO, 1/25/2033	32	28
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	46	6
Series 365, Class 8, IO, 5.50%, 5/25/2036	175	36
Series 374, Class 5, IO, 5.50%, 8/25/2036	122	22
Series 393, Class 6, IO, 5.50%, 4/25/2037	45	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	118	23
Series 412, Class F2, 5.64%, 8/25/2042 (f)	2,120	2,125
Series 411, Class F1, 5.69%, 8/25/2042 (f)	4,795	4,786
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.40%, 11/25/2046 (f)	3,476	3,437
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.60%, 6/19/2035 (f)	236	219
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	275	274
Series 2001-35, Class SA, IF, IO, 3.14%, 8/16/2031 (f)	60	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	291	290
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	1,472	1,468
Series 2003-58, Class BE, 6.50%, 1/20/2033	381	380
Series 2003-12, Class SP, IF, IO, 2.75%, 2/20/2033 (f)	92	1
Series 2003-25, Class PZ, 5.50%, 4/20/2033	812	809

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-46, Class MG, 6.50%, 5/20/2033	298	298
Series 2003-52, Class AP, PO, 6/16/2033	159	146
Series 2003-75, Class ZX, 6.00%, 9/16/2033	470	473
Series 2010-41, Class WA, 5.83%, 10/20/2033 (f)	551	561
Series 2003-97, Class SA, IF, IO, 1.44%, 11/16/2033 (f)	250	6
Series 2003-112, Class SA, IF, IO, 6.04%, 12/16/2033 (f)	312	6
Series 2004-28, Class S, IF, 5.62%, 4/16/2034 (f)	150	158
Series 2005-7, Class JM, IF, 5.49%, 5/18/2034 (f)	5	5
Series 2004-46, PO, 6/20/2034	264	243
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,085	1,101
Series 2010-103, Class WA, 5.68%, 8/20/2034 (f)	298	304
Series 2004-73, Class JL, IF, IO, 1.44%, 9/16/2034 (f)	1,107	89
Series 2004-71, Class SB, IF, 4.18%, 9/20/2034 (f)	112	114
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (f)	112	113
Series 2004-89, Class LS, IF, 5.66%, 10/16/2034 (f)	96	101
Series 2004-90, Class SI, IF, IO, 0.95%, 10/20/2034 (f)	1,571	75
Series 2004-96, Class SC, IF, IO, 0.93%, 11/20/2034 (f)	940	1
Series 2005-3, Class SK, IF, IO, 1.60%, 1/20/2035 (f)	1,036	76
Series 2005-68, Class DP, IF, 4.13%, 6/17/2035 (f)	289	292
Series 2008-79, Class CS, IF, 1.65%, 6/20/2035 (f)	520	483
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	102	14
Series 2005-66, Class SP, IF, 3.82%, 8/16/2035 (f)	62	61
Series 2010-14, Class CO, PO, 8/20/2035	608	526
Series 2005-65, Class SA, IF, 3.23%, 8/20/2035 (f)	27	25
Series 2005-68, Class KI, IF, IO, 1.15%, 9/20/2035 (f)	2,114	173
Series 2005-72, Class AZ, 5.50%, 9/20/2035	525	529
Series 2005-82, PO, 10/20/2035	146	124
Series 2010-14, Class BO, PO, 11/20/2035	213	175
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	218	26
Series 2006-16, Class OP, PO, 3/20/2036	177	153
Series 2006-22, Class AO, PO, 5/20/2036	253	230
Series 2006-38, Class SW, IF, IO, 1.35%, 6/20/2036 (f)	1	—
Series 2006-34, PO, 7/20/2036	34	30
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,116	1,154
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,425	1,428
Series 2006-59, Class SD, IF, IO, 1.55%, 10/20/2036 (f)	328	19
Series 2006-57, Class PZ, 5.56%, 10/20/2036	627	623
Series 2006-65, Class SA, IF, IO, 1.65%, 11/20/2036 (f)	566	8
Series 2011-22, Class WA, 5.87%, 2/20/2037 (f)	216	221
Series 2007-57, PO, 3/20/2037	206	198
Series 2007-9, Class CI, IF, IO, 1.05%, 3/20/2037 (f)	663	32
Series 2007-17, Class JO, PO, 4/16/2037	348	291
Series 2007-17, Class JI, IF, IO, 1.70%, 4/16/2037 (f)	896	79
Series 2007-19, Class SD, IF, IO, 1.05%, 4/20/2037 (f)	332	6
Series 2010-129, Class AW, 5.91%, 4/20/2037 (f)	377	385
Series 2007-25, Class FN, 5.41%, 5/16/2037 (f)	281	277
Series 2007-28, Class BO, PO, 5/20/2037	50	43
Series 2007-26, Class SC, IF, IO, 1.05%, 5/20/2037 (f)	599	22

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-27, Class SD, IF, IO, 1.05%, 5/20/2037 (f)	665	21
Series 2007-35, PO, 6/16/2037	895	767
Series 2007-36, Class HO, PO, 6/16/2037	93	85
Series 2007-36, Class SE, IF, IO, 1.36%, 6/16/2037 (f)	400	13
Series 2007-36, Class SJ, IF, IO, 1.10%, 6/20/2037 (f)	483	9
Series 2007-45, Class QA, IF, IO, 1.49%, 7/20/2037 (f)	766	36
Series 2007-40, Class SN, IF, IO, 1.53%, 7/20/2037 (f)	732	21
Series 2007-40, Class SD, IF, IO, 1.60%, 7/20/2037 (f)	528	28
Series 2007-53, Class ES, IF, IO, 1.40%, 9/20/2037 (f)	542	19
Series 2007-53, Class SW, IF, 4.76%, 9/20/2037 (f)	121	125
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	3	—
Series 2008-7, Class SP, IF, 3.10%, 10/20/2037 (f)	90	83
Series 2009-79, Class OK, PO, 11/16/2037	947	808
Series 2007-74, Class SL, IF, IO, 1.43%, 11/16/2037 (f)	651	23
Series 2007-73, Class MI, IF, IO, 0.85%, 11/20/2037 (f)	606	12
Series 2007-76, Class SB, IF, IO, 1.35%, 11/20/2037 (f)	1,177	21
Series 2007-67, Class SI, IF, IO, 1.36%, 11/20/2037 (f)	642	21
Series 2007-72, Class US, IF, IO, 1.40%, 11/20/2037 (f)	534	11
Series 2008-7, Class SK, IF, 4.50%, 11/20/2037 (f)	63	60
Series 2007-79, Class SY, IF, IO, 1.40%, 12/20/2037 (f)	789	24
Series 2008-1, PO, 1/20/2038	35	30
Series 2015-137, Class WA, 5.55%, 1/20/2038 (f)	2,179	2,242
Series 2009-106, Class ST, IF, IO, 0.85%, 2/20/2038 (f)	4,925	222
Series 2008-17, IO, 5.50%, 2/20/2038	117	—
Series 2008-33, Class XS, IF, IO, 2.59%, 4/16/2038 (f)	345	20
Series 2008-36, Class SH, IF, IO, 1.15%, 4/20/2038 (f)	780	—
Series 2008-40, Class SA, IF, IO, 1.29%, 5/16/2038 (f)	2,591	148
Series 2008-55, Class SA, IF, IO, 1.05%, 6/20/2038 (f)	194	6
Series 2008-50, Class KB, 6.00%, 6/20/2038	406	414
Series 2008-60, Class CS, IF, IO, 1.00%, 7/20/2038 (f)	665	14
Series 2008-69, Class QD, 5.75%, 7/20/2038	233	232
Series 2008-71, Class SC, IF, IO, 0.85%, 8/20/2038 (f)	227	4
Series 2012-59, Class WA, 5.58%, 8/20/2038 (f)	989	1,005
Series 2008-76, Class US, IF, IO, 0.75%, 9/20/2038 (f)	806	23
Series 2008-81, Class S, IF, IO, 1.05%, 9/20/2038 (f)	1,690	32
Series 2009-25, Class SE, IF, IO, 2.45%, 9/20/2038 (f)	346	15
Series 2011-97, Class WA, 6.12%, 11/20/2038 (f)	552	572
Series 2008-93, Class AS, IF, IO, 0.55%, 12/20/2038 (f)	917	41
Series 2008-96, Class SL, IF, IO, 0.85%, 12/20/2038 (f)	496	8
Series 2008-95, Class DS, IF, IO, 2.15%, 12/20/2038 (f)	1,466	58
Series 2011-163, Class WA, 5.89%, 12/20/2038 (f)	2,320	2,386
Series 2014-6, Class W, 5.34%, 1/20/2039 (f)	1,644	1,663
Series 2009-6, Class SA, IF, IO, 0.99%, 2/16/2039 (f)	313	—
Series 2009-11, Class SC, IF, IO, 1.04%, 2/16/2039 (f)	460	9
Series 2009-10, Class SA, IF, IO, 0.80%, 2/20/2039 (f)	637	29
Series 2009-6, Class SH, IF, IO, 0.89%, 2/20/2039 (f)	387	—
Series 2009-31, Class TS, IF, IO, 1.15%, 3/20/2039 (f)	383	5
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	221	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	492	55
Series 2009-22, Class SA, IF, IO, 1.12%, 4/20/2039 (f)	1,037	52
Series 2009-35, Class ZB, 5.50%, 5/16/2039	9,077	9,080
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	137	15
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	186	24
Series 2009-43, Class SA, IF, IO, 0.80%, 6/20/2039 (f)	622	20
Series 2009-42, Class SC, IF, IO, 0.93%, 6/20/2039 (f)	853	54
Series 2009-64, Class SN, IF, IO, 0.99%, 7/16/2039 (f)	803	41
Series 2009-72, Class SM, IF, IO, 1.14%, 8/16/2039 (f)	955	58
Series 2009-104, Class AB, 7.00%, 8/16/2039	143	142
Series 2009-81, Class SB, IF, IO, 0.94%, 9/20/2039 (f)	1,685	114
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,708	2,759
Series 2009-106, Class AS, IF, IO, 1.29%, 11/16/2039 (f)	1,391	111
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,719
Series 2015-91, Class W, 5.25%, 5/20/2040 (f)	1,976	1,998
Series 2013-75, Class WA, 5.11%, 6/20/2040 (f)	553	555
Series 2011-137, Class WA, 5.59%, 7/20/2040 (f)	955	991
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,748	1,853
Series 2010-157, Class OP, PO, 12/20/2040	1,905	1,597
Series 2011-75, Class SM, IF, IO, 1.45%, 5/20/2041 (f)	1,247	67
Series 2013-26, Class AK, 4.69%, 9/20/2041 (f)	1,341	1,335
Series 2014-188, Class W, 4.56%, 10/20/2041 (f)	1,303	1,281
Series 2012-141, Class WA, 4.52%, 11/16/2041 (f)	1,551	1,524
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,329
Series 2012-141, Class WC, 3.71%, 1/20/2042 (f)	1,309	1,253
Series 2012-141, Class WB, 4.02%, 9/16/2042 (f)	870	842
Series 2014-41, Class W, 4.69%, 10/20/2042 (f)	1,453	1,430
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	888	884
Series 2013-91, Class WA, 4.45%, 4/20/2043 (f)	1,185	1,144
Series 2019-78, Class SW, IF, IO, 0.95%, 6/20/2049 (f)	8,151	474
Series 2020-134, Class ST, IF, IO, 0.00%, 9/20/2050 (f)	47,687	1,510
Series 2021-201, Class Z, 3.00%, 11/20/2051	16,832	12,134
Series 2012-H24, Class FA, 5.31%, 3/20/2060 (f)	155	152
Series 2012-H24, Class FG, 5.29%, 4/20/2060 (f)	76	75
Series 2013-H03, Class FA, 5.16%, 8/20/2060 (f)	2	2
Series 2011-H05, Class FB, 5.36%, 12/20/2060 (f)	1,034	1,026
Series 2011-H06, Class FA, 5.31%, 2/20/2061 (f)	1,114	1,106
Series 2012-H21, Class CF, 4.87%, 5/20/2061 (f)	69	68
Series 2011-H19, Class FA, 5.33%, 8/20/2061 (f)	822	816
Series 2012-H26, Class JA, 3.94%, 10/20/2061 (f)	20	19
Series 2012-H10, Class FA, 5.41%, 12/20/2061 (f)	7,083	7,043
Series 2012-H08, Class FB, 5.46%, 3/20/2062 (f)	1,973	1,964
Series 2013-H07, Class MA, 3.95%, 4/20/2062 (f)	9	9
Series 2012-H08, Class FS, 5.56%, 4/20/2062 (f)	3,684	3,667
Series 2012-H15, Class FA, 5.31%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (f)	38	38
Series 2012-H18, Class NA, 5.38%, 8/20/2062 (f)	491	488
Series 2012-H28, Class FA, 4.97%, 9/20/2062 (f)	47	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (f)	61	60
Series 2012-H29, Class FA, 5.37%, 10/20/2062 (f)	4,675	4,647
Series 2013-H02, Class HF, 5.09%, 11/20/2062 (f)	3	3
Series 2023-48, Class W, 4.01%, 12/20/2062 (f)	12,685	11,886
Series 2013-H01, Class FA, 1.65%, 1/20/2063	7	6
Series 2013-H01, Class JA, 5.18%, 1/20/2063 (f)	1,868	1,848
Series 2013-H04, Class SA, 5.28%, 2/20/2063 (f)	1,179	1,166
Series 2013-H08, Class FC, 5.31%, 2/20/2063 (f)	1,401	1,390
Series 2013-H07, Class HA, 5.27%, 3/20/2063 (f)	2,509	2,487
Series 2013-H09, Class HA, 1.65%, 4/20/2063	66	61
Series 2013-H14, Class FG, 5.33%, 5/20/2063 (f)	614	609
Series 2013-H14, Class FC, 5.33%, 6/20/2063 (f)	528	524
Series 2014-H01, Class FD, 5.51%, 1/20/2064 (f)	5,948	5,929
Series 2014-H05, Class FA, 5.55%, 2/20/2064 (f)	8,075	8,036
Series 2014-H06, Class HB, 5.51%, 3/20/2064 (f)	1,227	1,222
Series 2014-H09, Class TA, 5.46%, 4/20/2064 (f)	3,918	3,903
Series 2014-H10, Class TA, 5.46%, 4/20/2064 (f)	12,195	12,106
Series 2014-H11, Class VA, 5.36%, 6/20/2064 (f)	12,623	12,504
Series 2014-H15, Class FA, 5.36%, 7/20/2064 (f)	12,621	12,505
Series 2014-H17, Class FC, 5.36%, 7/20/2064 (f)	8,349	8,240
Series 2014-H19, Class FE, 5.33%, 9/20/2064 (f)	10,965	10,867
Series 2014-H20, Class LF, 5.46%, 10/20/2064 (f)	6,340	6,268
Series 2015-H02, Class FB, 5.36%, 12/20/2064 (f)	2,911	2,891
Series 2015-H03, Class FA, 5.36%, 12/20/2064 (f)	2,783	2,766
Series 2015-H07, Class ES, 5.17%, 2/20/2065 (f)	5,088	5,043
Series 2015-H05, Class FC, 5.34%, 2/20/2065 (f)	21,043	20,782
Series 2015-H06, Class FA, 5.34%, 2/20/2065 (f)	8,493	8,424
Series 2015-H08, Class FC, 5.34%, 3/20/2065 (f)	28,313	28,096
Series 2015-H10, Class FC, 5.34%, 4/20/2065 (f)	24,060	23,848
Series 2015-H12, Class FA, 5.34%, 5/20/2065 (f)	13,766	13,657
Series 2015-H15, Class FD, 5.30%, 6/20/2065 (f)	6,687	6,626
Series 2015-H15, Class FJ, 5.30%, 6/20/2065 (f)	10,192	10,104
Series 2015-H18, Class FA, 5.31%, 6/20/2065 (f)	5,661	5,616
Series 2015-H16, Class FG, 5.30%, 7/20/2065 (f)	11,889	11,775
Series 2015-H16, Class FL, 5.30%, 7/20/2065 (f)	16,332	16,182
Series 2015-H20, Class FA, 5.33%, 8/20/2065 (f)	10,410	10,317
Series 2015-H26, Class FG, 5.38%, 10/20/2065 (f)	3,026	2,988
Series 2015-H32, Class FH, 5.52%, 12/20/2065 (f)	6,794	6,756
Series 2016-H07, Class FA, 5.61%, 3/20/2066 (f)	27,724	27,613
Series 2016-H07, Class FB, 5.61%, 3/20/2066 (f)	6,995	6,967
Series 2016-H11, Class FD, 4.87%, 5/20/2066 (f)	14,203	14,068
Series 2016-H26, Class FC, 5.86%, 12/20/2066 (f)	9,436	9,400
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (f)	43,676	2,210
Series 2017-H14, Class XI, IO, 1.25%, 6/20/2067 (f)	33,377	1,285
Series 2018-H09, Class FE, 2.61%, 6/20/2068 (f)	2,583	2,538
Series 2019-H20, Class ID, IO, 0.03%, 12/20/2069 (f)	18,355	1,358
Series 2020-H02, Class MI, IO, 0.02%, 1/20/2070 (f)	40,428	1,526
Series 2020-H05, IO, 0.03%, 3/20/2070 (f)	37,985	2,511

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H09, IO, 0.02%, 5/20/2070 (f)	44,338	2,150
Series 2020-H09, Class CI, IO, 0.02%, 5/20/2070 (f)	39,124	2,274
Series 2020-H09, Class IC, IO, 1.25%, 5/20/2070 (f)	45,368	2,731
Series 2020-H11, IO, 0.02%, 6/20/2070 (f)	23,915	1,275
Series 2020-H12, Class HI, IO, 0.00%, 7/20/2070 (f)	29,465	2,356
Series 2020-H12, Class IJ, IO, 0.01%, 7/20/2070 (f)	34,081	2,021
Series 2020-H15, IO, 0.02%, 8/20/2070 (f)	43,295	2,663
Series 2021-H14, Class BF, 6.33%, 9/20/2071 (f)	8,096	7,956
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	11,893	11,358
Grene 2023senrs, 5.50%, 1/17/2061 ‡	12,443	12,443
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (f)	49,441	44,400
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 5.54%, 6/25/2034 (b) (f)	303	267
Series 2005-RP2, Class 1AF, 5.49%, 3/25/2035 (b) (f)	512	446
Series 2005-RP3, Class 1AS, IO, 0.00%, 9/25/2035 (b) (f)	2,630	39
Series 2005-RP3, Class 1AF, 5.49%, 9/25/2035 (b) (f)	3,568	3,016
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	48	46
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	226	222
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	188	191
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	92	90
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (f)	89	81
Series 2005-AR6, Class 3A1, 4.02%, 9/25/2035 (f)	25	23
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	395	380
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	116	207
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,521	779
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (b) (f)	30,000	28,643
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 8.47%, 10/25/2034 (b) (f)	9,350	9,474
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (b) (e)	7,516	7,489
Impac CMB Trust Series 2005-4, Class 2A1, 5.74%, 5/25/2035 (f)	609	542
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	317	267
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.84%, 5/25/2036 (f)	452	385
Indenparkaprtn, 4.09%, 7/1/2033 (g)	34,189	33,756
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (f)	608	585
Series 2004-A3, Class 4A1, 4.55%, 7/25/2034 (f)	13	13
Series 2006-A3, Class 6A1, 4.02%, 8/25/2034 (f)	178	171
Series 2006-A2, Class 4A1, 4.16%, 8/25/2034 (f)	1,666	1,664
Series 2004-A4, Class 1A1, 3.94%, 9/25/2034 (f)	69	64
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	19
Series 2005-A1, Class 3A4, 4.12%, 2/25/2035 (f)	265	249
Series 2007-A1, Class 5A1, 4.05%, 7/25/2035 (f)	171	167
Series 2007-A1, Class 5A2, 4.05%, 7/25/2035 (f)	68	67
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 5.88%, 10/25/2059 (b) (e)	6,481	6,440
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (b) (e)	9,165	9,111
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	19,787	18,599

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.89%, 4/25/2036 (f)	348	230
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	91	75
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,928	673
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (f)	438	415
Series 2004-3, Class 4A2, 3.46%, 4/25/2034 (f)	157	139
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (f)	64	60
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	184	184
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	99	95
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,017	1,014
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	157	157
Series 2004-6, Class 30, PO, 7/25/2034	120	91
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	90	87
Series 2004-7, Class 30, PO, 8/25/2034	89	66
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	68	49
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	9	7
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	66	63
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	166	145
Series 2004-P7, Class A6, 5.50%, 12/27/2033 ‡ (b)	86	71
Series 2004-1, Class 30, PO, 2/25/2034	9	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 5.49%, 5/25/2035 (b) (f)	5,441	2,821
Series 2006-2, Class 1A1, 4.04%, 5/25/2036 (b) (f)	579	455
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	80	48
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.76%, 10/25/2028 (f)	229	212
Series 2003-F, Class A1, 5.78%, 10/25/2028 (f)	362	337
Series 2004-A, Class A1, 5.60%, 4/25/2029 (f)	91	84
Series 2004-C, Class A2, 5.75%, 7/25/2029 (f)	163	157
Series 2003-A5, Class 2A6, 4.07%, 8/25/2033 (f)	106	99
Series 2004-A4, Class A2, 3.99%, 8/25/2034 (f)	270	249
Series 2004-1, Class 2A1, 3.88%, 12/25/2034 (f)	269	251
Series 2005-A2, Class A1, 4.16%, 2/25/2035 (f)	466	436
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 5.76%, 6/25/2037 (f)	34	34
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 ‡ (b) (f)	43,339	39,212
Mission At Sunbow, 4.62%, 1/1/2029 ‡ (g)	7,514	7,505
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.19%, 10/25/2019 (f)	57	53
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	703	689
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 5.59%, 6/15/2030 (f)	525	511
Series 2000-TBC3, Class A1, 5.55%, 12/15/2030 (f)	137	128

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	273	241
Nited Mortgage Mezz, 8.00%, 2/21/2024 ‡	30,000	29,700
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	68
Series 2003-A1, Class A1, 5.50%, 5/25/2033	17	16
Series 2003-A1, Class A2, 6.00%, 5/25/2033	52	51
Oak Springs Ranch, 4.62%, 1/1/2029 ‡ (g)	5,246	5,240
Ocwen Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	25,457	25,202
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (b) (e)	16,291	15,533
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	223	213
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (f)	38,629	36,375
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (e)	50,658	47,065
Purew, 8.78%, 2/26/2029	72,750	72,750
RALI Trust
Series 2002-QS16, Class A3, IF, 5.88%, 10/25/2017 ‡ (f)	1	—
Series 2003-QS12, Class A2A, IF, IO, 2.46%, 6/25/2018 ‡ (f)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (h)
Series 2005-QA6, Class A32, 5.50%, 5/25/2035 (f)	645	386
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	73	57
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	32	17
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
SART Series 2017-1, 4.75%, 7/15/2024 ‡	6,076	5,946
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	9,909	9,329
Series 2017-4, Class MT, 3.50%, 6/25/2057	28,733	26,113
Series 2018-4, Class MA, 3.50%, 3/25/2058	34,085	32,282
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,085	11,270
Series 2019-1, Class MT, 3.50%, 7/25/2058	39,177	35,386
Series 2019-1, Class M55D, 4.00%, 7/25/2058	22,475	21,370
Series 2019-2, Class MA, 3.50%, 8/25/2058	16,570	15,633
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,446	22,295
Series 2020-1, Class M55G, 3.00%, 8/25/2059	35,169	32,228
Series 2020-2, Class MB, 2.00%, 11/25/2059	11,989	8,428
Series 2020-3, Class MT, 2.00%, 5/25/2060	49,931	41,378
Series 2022-1, Class MTU, 3.25%, 11/25/2061	69,777	61,637
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	8,907	8,510
Sequoia Mortgage Trust
Series 2004-8, Class A1, 5.65%, 9/20/2034 (f)	395	347
Series 2004-8, Class A2, 5.92%, 9/20/2034 (f)	506	466
Series 2004-10, Class A1A, 5.77%, 11/20/2034 (f)	162	148
Series 2004-11, Class A1, 5.75%, 12/20/2034 (f)	437	392
Series 2004-12, Class A3, 5.51%, 1/20/2035 (f)	459	423
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.79%, 10/19/2034 (f)	415	386
Series 2005-AR5, Class A3, 5.63%, 7/19/2035 (f)	1,785	1,616
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (e)	907	854

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-RF3, Class 1A, 4.73%, 6/25/2035 (b) (f)	379	347
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 4.80%, 11/25/2033 (f)	66	65
Series 2003-37A, Class 2A, 4.47%, 12/25/2033 (f)	615	576
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.78%, 9/25/2043 (f)	1,060	996
Series 2004-4, Class 3A, 3.75%, 12/25/2044 (f)	704	654
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (e)	20,422	19,008
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	96,402	79,897
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	9,311
Two Harbors Msr Frn, 7.55%, 4/15/2024 ‡	72,000	72,000
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.82%, 2/15/2024 (f)	23	22
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	114	114
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	250	254
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	108	109
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	367	375
Series 1998-1, Class 2E, 7.00%, 3/15/2028	284	286
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (f)	47,353	44,625
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 3.33%, 6/25/2033 (f)	75	70
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	158	140
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	305	303
Series 2003-AR7, Class A7, 3.87%, 8/25/2033 (f)	272	251
Series 2003-AR9, Class 1A6, 4.16%, 9/25/2033 (f)	1,422	1,315
Series 2003-AR9, Class 2A, 4.16%, 9/25/2033 (f)	137	124
Series 2003-S9, Class P, PO, 10/25/2033	12	9
Series 2003-AR11, Class A6, 4.22%, 10/25/2033 (f)	779	722
Series 2003-S9, Class A8, 5.25%, 10/25/2033	953	919
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (f)	313	284
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (f)	402	365
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	679	668
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	53	52
Series 2006-AR10, Class 2P, 3.59%, 9/25/2036 (f)	37	32
Series 2006-AR8, Class 1A2, 3.68%, 8/25/2046 (f)	255	227
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	35	23
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	366	337
Series 2005-2, Class 1A4, IF, IO, 0.00%, 4/25/2035 (f)	2,937	111
Series 2005-2, Class 2A3, IF, IO, 0.00%, 4/25/2035 (f)	612	26
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,026	916
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	1,023	159
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	156	133
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	76	69
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	11	8
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	100	84
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	51	45
Total Collateralized Mortgage Obligations (Cost $2,406,856)		2,267,322
U.S. Government Agency Securities — 0.5%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	18,211
FHLB
1.87%, 2/8/2036	32,500	23,739
1.93%, 2/11/2036	40,000	29,432
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,244
2.12%, 11/1/2024 (a)	5,000	4,654
5.50%, 9/18/2033	6,771	7,528
Resolution Funding Corp. STRIPS
DN, 3.34%, 1/15/2030 (a)	30,700	23,596
DN, 2.96%, 4/15/2030 (a)	26,456	20,059
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	36,423
5.50%, 6/15/2038	493	541
4.63%, 9/15/2060	4,157	4,065
4.25%, 9/15/2065	2,604	2,398
Tennessee Valley Authority STRIPS
DN, 4.42%, 11/1/2025 (a)	17,495	15,708
DN, 6.23%, 7/15/2028 (a)	3,119	2,507
DN, 4.02%, 12/15/2028 (a)	3,500	2,771
DN, 5.53%, 6/15/2035 (a)	2,242	1,305
Total U.S. Government Agency Securities (Cost $211,794)		200,181
Municipal Bonds — 0.4% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,810	3,134
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	14,104
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	2,897
Total California		20,135
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	2,392
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,683
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,027
Series 174, Rev., 4.46%, 10/1/2062	17,925	16,212
Total New York		34,314
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	14,575

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	3,054
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	13,474
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	2,907
Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	8,693
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,523
Total Ohio		48,226
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,717
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	7,552
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023A-1, Rev., 5.10%, 4/1/2035	13,200	13,531
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,759
Total Texas		35,290
Total Municipal Bonds (Cost $188,498)		172,234
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,237
3.45%, 2/2/2061 (b)	4,399	3,077
Republic of Chile 2.55%, 1/27/2032	9,568	8,206
Republic of Panama
3.16%, 1/23/2030	8,850	7,776
4.50%, 4/16/2050	5,100	3,872
Republic of Peru 5.63%, 11/18/2050	737	736
Republic of South Africa 5.88%, 9/16/2025	3,502	3,456
United Arab Emirates Government Bond 2.88%, 10/19/2041 (b)	15,748	12,104
United Mexican States
4.13%, 1/21/2026	5,155	5,054
3.75%, 1/11/2028	22,959	21,909
2.66%, 5/24/2031	20,674	17,176
3.50%, 2/12/2034	6,211	5,209
4.75%, 3/8/2044	3,906	3,294
4.60%, 1/23/2046	15,089	12,296
4.35%, 1/15/2047	4,228	3,330
4.60%, 2/10/2048	1,928	1,561
4.40%, 2/12/2052	14,965	11,549
6.34%, 5/4/2053	4,796	4,806
3.77%, 5/24/2061	11,682	7,767
5.75%, 10/12/2110	5,118	4,465
Total Foreign Government Securities (Cost $175,105)		145,880

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.2% (c) (j)
Consumer Finance — 0.2%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $68,962)	70,069	63,744
	SHARES (000)
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (k) (l) (Cost $1,721,382)	1,720,996	1,721,340
Total Investments — 99.9% (Cost $41,836,529)		38,375,322
Other Assets Less Liabilities — 0.1%		44,353
NET ASSETS — 100.0%		38,419,675

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $57,764 or 0.15% of the Fund’s net assets as of May 31, 2023.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	8,552	09/20/2023	USD	978,803	2,651
U.S. Treasury 10 Year Ultra Note	1,896	09/20/2023	USD	228,438	1,181
U.S. Treasury Ultra Bond	1,633	09/20/2023	USD	223,976	4,283
U.S. Treasury 2 Year Note	7,586	09/29/2023	USD	1,561,234	(1,090)
U.S. Treasury 5 Year Note	9,727	09/29/2023	USD	1,060,775	95
					7,120

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,710,732	$1,264,372	$4,975,104
Collateralized Mortgage Obligations	—	1,873,919	393,403	2,267,322
Commercial Mortgage-Backed Securities	—	2,301,921	73,097	2,375,018
Corporate Bonds	—	8,653,930	—	8,653,930
Foreign Government Securities	—	145,880	—	145,880
Loan Assignments	—	63,744	—	63,744
Mortgage-Backed Securities	—	7,509,656	37,914	7,547,570
Municipal Bonds	—	172,234	—	172,234
U.S. Government Agency Securities	—	200,181	—	200,181
U.S. Treasury Obligations	—	10,252,999	—	10,252,999
Short-Term Investments
Investment Companies	1,721,340	—	—	1,721,340
Total Investments in Securities	$1,721,340	$34,885,196	$1,768,786	$38,375,322
Appreciation in Other Financial Instruments
Futures Contracts	$8,210	$—	$—	$8,210
Depreciation in Other Financial Instruments
Futures Contracts	(1,090)	—	—	(1,090)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$7,120	$—	$—	$7,120
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,383,442	$7	$(2,434)	$76	$151,280	$(166,745)	$—	$(135,410)	$34,156	$1,264,372
Collateralized Mortgage Obligations	360,930	—	990	1	122,549	(28,453)	70	(20,978)	(41,706)	393,403
Commercial Mortgage-Backed Securities	76,979	—	(2,030)	(1)	33	(1,884)	—	(7,550)	7,550	73,097
Mortgage-Backed Securities	63,826	—	901	—	(26,813)	—	—	—	—	37,914
Total	$1,885,177	$7	$(2,573)	$76	$247,049	$(197,082)	$70	$(163,938)	$—	$1,768,786

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Commercial Mortgage-Backed Securities , Collateralized Mortgage Obligations.
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$498,990	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (2.67%)
			Yield (Discount Rate of Cash Flows)	4.11% - 9.80% (7.36%)

Asset-Backed Securities	498,990
	211,336	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (2.92%)
			Yield (Discount Rate of Cash Flows)	6.95% - 11.69% (9.74%)

Collateralized Mortgage Obligations	211,336
	32,930	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.26% (9.26%)

Commercial Mortgage-Backed Securities	32,930
Total	$743,236

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31 2023, the value of these investments was $1,025,530. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$1,056,388	$4,150,750	$3,485,525	$(85)	$(188)	$1,721,340	1,720,996	$15,110	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.